UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

513-794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 99.0%		Shares	Value
CONSUMER DISCRETIONARY - 15.1%
Adient PLC (Auto Components)		146,502	$10,646,300
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	146,400	7,426,872
PulteGroup, Inc. (Household Durables)		442,967	10,431,873
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	18,800	16,666,952
CBS Corp. Class B (Media)		112,111	7,776,019
Lowe's Cos., Inc. (Specialty Retail)		179,710	14,773,959
Signet Jewelers Ltd. (Specialty Retail)		65,392	4,529,704
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		258,416	5,364,716
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		106,460	8,689,265
			86,305,660
CONSUMER STAPLES - 2.6%
Colgate-Palmolive Co. (Household Products)		123,020	9,003,834
Coty, Inc. Class A (Personal Products)		336,500	6,100,745
			15,104,579
ENERGY - 5.7%
Apache Corp. (Oil, Gas & Consumable Fuels)		217,161	11,159,904
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		250,910	5,999,258
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	455,700	7,646,646
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		192,590	8,034,855
			32,840,663
FINANCIALS - 18.6%
Citigroup, Inc. (Banks)		326,802	19,549,296
Wells Fargo & Co. (Banks)		382,410	21,284,941
Ameriprise Financial, Inc. (Capital Markets)		109,234	14,165,465
Intercontinental Exchange, Inc. (Capital Markets)		147,822	8,850,103
Synchrony Financial (Consumer Finance)		554,460	19,017,978
Hartford Financial Services Group, Inc. / The (Insurance)		172,080	8,271,886
MetLife, Inc. (Insurance)		292,925	15,472,298
			106,611,967
HEALTH CARE - 15.5%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	104,671	12,690,312
Biogen, Inc. (Biotechnology)	(a)	36,270	9,916,943
Celgene Corp. (Biotechnology)	(a)	121,820	15,158,063
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		70,204	11,514,158
Allergan PLC (Pharmaceuticals)		78,060	18,650,095
Bristol-Myers Squibb Co. (Pharmaceuticals)		171,890	9,347,378
Mylan NV (Pharmaceuticals)	(a)	296,209	11,549,189
			88,826,138
INDUSTRIALS - 11.8%
Boeing Co. / The (Aerospace & Defense)		59,720	10,562,079
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		120,640	9,324,266
United Continental Holdings, Inc. (Airlines)	(a)	216,010	15,258,946
Johnson Controls International PLC (Building Products)		268,990	11,329,859
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	146,670	12,157,476
PACCAR, Inc. (Machinery)		134,295	9,024,624
			67,657,250
INFORMATION TECHNOLOGY - 16.9%
Cisco Systems, Inc. (Communications Equip.)		462,886	15,645,547
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	28,664	23,778,508
Yahoo!, Inc. (Internet Software & Svs.)	(a)	148,540	6,893,741
QUALCOMM, Inc. (Semiconductors & Equip.)		164,640	9,440,458
Microsoft Corp. (Software)		316,860	20,868,400
Oracle Corp. (Software)		459,169	20,483,529
			97,110,183
MATERIALS - 1.5%
Royal Gold, Inc. (Metals & Mining)		119,763	8,389,398
REAL ESTATE - 4.7%
American Homes 4 Rent (Equity Real Estate Investment Trusts)		466,080	10,701,197
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		546,890	16,291,853
			26,993,050
UTILITIES - 6.6%
Exelon Corp. (Electric Utilities)		403,660	14,523,687
AES Corp. (Ind. Power & Renewable Elec.)		1,041,447	11,643,377
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	1,039,570	11,487,248
			37,654,312
Total Common Stocks (Cost $498,811,597)			$567,493,200

Money Market Funds - 1.1%		Shares	Value
State Street Institutional U.S.Treasury Plus Money Market Fund
Institutional Class		894,285	$894,285
State Street Institutional U.S. Government Money Market Fund
Institutional Class		5,321,128	5,321,128
Total Money Market Funds (Cost $6,215,413)			$6,215,413

Total Investments - 100.1% (Cost $505,027,010)	(b)		$573,708,613
Liabilities in Excess of Other Assets - (0.1)%			(351,853)
Net Assets - 100.0%			$573,356,760

 Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Corporate Bonds - 98.0%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 11.0%
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	$1,000,000	$1,020,187
BMW U.S. Capital, LLC (Automobiles)	(a)	3.300%	04/06/2027	1,800,000	1,791,639
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	890,347
General Motors Financial Co., Inc. (Automobiles)		3.200%	07/06/2021	900,000	903,326
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4.150%	04/01/2024	900,000	907,472
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021	900,000	920,683
Expedia, Inc. (Internet & Direct Marketing Retail)		5.000%	02/15/2026	1,000,000	1,068,644
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	1,250,000	1,333,301
Charter Communications Operating, LLC / Charter Communications Operating Capital (Media)		3.579%	07/23/2020	1,000,000	1,029,123
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	772,017
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,053,501
Discovery Communications, LLC (Media)		3.300%	05/15/2022	275,000	273,876
Time Warner Cable, LLC (Media)		6.550%	05/01/2037	850,000	974,479
Viacom, Inc. (Media)		4.850%	12/15/2034	1,500,000	1,450,879
Viacom, Inc. (Media)		3.450%	10/04/2026	900,000	854,131
Viacom, Inc. (Media)	(b)	5.875%	02/28/2057	1,000,000	1,020,000
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	925,000	942,707
Home Depot, Inc. / The (Specialty Retail)		2.125%	09/15/2026	800,000	742,258
					17,948,570
CONSUMER STAPLES - 4.4%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	900,000	952,791
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,079,739
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	1,500,000	1,500,000
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	900,000	917,271
Imperial Tobacco Finance PLC (Tobacco)	(a)	3.750%	07/21/2022	1,400,000	1,437,699
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,326,274
					7,213,774
ENERGY - 15.6%
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	950,081
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.750%	03/16/2018	900,000	913,500
Noble Holding International Ltd. (Energy Equip. & Svs.)		7.700%	04/01/2025	1,000,000	942,500
Transocean, Inc. (Energy Equip. & Svs.)	(a)	9.000%	07/15/2023	1,000,000	1,067,500
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	900,000	863,923
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,060,751
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	903,858
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	900,000	942,837
Enable Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.400%	03/15/2027	2,700,000	2,679,556
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	929,073
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,034,086
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,006,478
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	835,592
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	904,148
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.700%	12/01/2022	1,400,000	1,358,000
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,450,000	1,500,750
Plains All American Pipeline LP / PAA Fiance Corp. (Oil, Gas & Consumable Fuels)		2.850%	01/31/2023	1,000,000	958,468
Plains All American Pipeline LP / PAA Fiance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	900,000	927,002
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	900,000	865,191
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.800%	01/23/2020	900,000	908,438
Spectra Energy Capital, LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023	1,425,000	1,408,035
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,403,132
Williams Partners LP (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,019,890
					25,382,789
FINANCIALS - 20.8%
Bank of America Corp. (Banks)		4.200%	08/26/2024	500,000	509,115
Bank of America Corp. (Banks)		3.875%	08/01/2025	850,000	864,985
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	1,180,000	1,208,712
Citigroup, Inc. (Banks)		4.400%	06/10/2025	900,000	916,941
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,000,828
Fifth Third Bancorp (Banks)		4.500%	06/01/2018	1,750,000	1,798,510
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,800,000	1,751,105
KeyCorp (Banks)		5.100%	03/24/2021	500,000	545,596
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	1,400,000	1,414,438
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	900,000	861,811
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,004,388
Westpac Banking Corp. (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,818,722
E*TRADE Financial Corp. (Capital Markets)		4.625%	09/15/2023	900,000	922,050
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,400,000	1,414,111
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	900,000	914,257
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,032,361
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,290,709
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	990,153
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	900,000	895,073
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,040,910
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	925,000	930,251
Ford Motor Credit Co., LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,422,660
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	900,000	921,753
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	899,044
Jefferies Group LLC (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,837,220
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,477,269
Allstate Corp. / The (Insurance)		5.200%	01/15/2042	500,000	535,363
American International Group, Inc. (Insurance)		3.875%	01/15/2035	1,400,000	1,278,967
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,428,468
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	900,000	843,459
					33,769,229
HEALTH CARE - 4.7%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	1,425,000	1,419,472
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,057,023
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	1,400,000	1,426,331
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	1,350,000	1,379,711
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	425,000	435,128
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.700%	04/01/2019	1,000,000	1,013,789
Pfizer, Inc. (Pharmaceuticals)		3.000%	12/15/2026	900,000	891,029
					7,622,483
INDUSTRIALS - 9.8%
BAE Systems Holdings, Inc. (Aerospace & Defense)	(a)	6.375%	06/01/2019	750,000	816,302
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,034,672
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	953,094
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,336,851
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,526,752
Delta Air Lines, Inc. (Airlines)		2.875%	03/13/2020	1,900,000	1,915,501
Masco Corp. (Building Products)		4.375%	04/01/2026	1,000,000	1,039,210
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	522,984
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,439,809
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	900,000	948,855
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	607,945
Penske Truck Leasing Co., LP / PTC Fiance Corp. (Road & Rail)	(a)	3.400%	11/15/2026	900,000	865,072
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,015,100
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	1,000,000	1,001,250
Sydney Airport Finance Co. Pty. Ltd. (Transportation Infrastructure)	(a)	3.625%	04/28/2026	900,000	895,753
					15,919,150
INFORMATION TECHNOLOGY - 7.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(a)	5.450%	06/15/2023	900,000	970,927
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	500,000	552,724
Fidelity National Information Services, Inc. (IT Svs.)		2.850%	10/15/2018	900,000	912,370
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	1,500,000	1,572,908
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	900,000	923,515
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	950,491
Microsoft Corp. (Software)		4.100%	02/06/2037	900,000	925,413
Oracle Corp. (Software)		4.300%	07/08/2034	1,500,000	1,557,525
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	1,000,000	967,348
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	900,000	908,402
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	882,598
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	4.875%	03/01/2024	900,000	884,105
					12,008,326
MATERIALS - 3.1%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	900,000	924,476
CF Industries, Inc. (Chemicals)	(a)	3.400%	12/01/2021	900,000	898,911
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,400,000	1,394,704
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,027,280
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	675,000	721,205
					4,966,576
REAL ESTATE - 7.7%
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		3.950%	01/15/2028	900,000	897,399
Boston Properties LP (Equity Real Estate Investment Trusts)		3.125%	09/01/2023	925,000	917,806
Camden Property Trust (Equity Real Estate Investment Trusts)		4.250%	01/15/2024	900,000	939,294
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		4.000%	03/01/2027	1,800,000	1,814,947
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)		3.000%	08/01/2022	1,425,000	1,426,995
HCP, Inc. (Equity Real Estate Investment Trusts)		4.000%	06/01/2025	1,500,000	1,507,899
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)		3.875%	05/01/2025	1,400,000	1,386,382
Hospitality Properties Trust (Equity Real Estate Investment Trusts)		4.250%	02/15/2021	1,000,000	1,038,945
Simon Property Group LP (Equity Real Estate Investment Trusts)		3.750%	02/01/2024	1,475,000	1,529,746
Welltower, Inc. (Equity Real Estate Investment Trusts)		4.250%	04/01/2026	1,000,000	1,029,406
					12,488,819
TELECOMMUNICATION SERVICES - 2.6%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	900,000	870,858
AT&T, Inc. (Diversified Telecom. Svs.)		4.125%	02/17/2026	1,000,000	1,014,000
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,335,563
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	355,736
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	698,725
					4,274,882
UTILITIES - 10.9%
AEP Transmission Co., LLC (Electric Utilities)	(a)	4.000%	12/01/2046	900,000	895,630
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,070,704
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	900,000	936,541
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	1,022,166
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	900,000	811,047
Duke Energy Florida, LLC (Electric Utilities)		4.550%	04/01/2020	500,000	535,205
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	503,735
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	1,500,000	1,512,935
LG&E & KU Energy, LLC (Electric Utilities)		4.375%	10/01/2021	1,000,000	1,055,680
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		1.649%	09/01/2018	900,000	897,276
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	960,178
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	1,500,000	1,513,890
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,062,191
Southern Co. Gas Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,065,258
Southwest Gas Holdings, Inc. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,283,333
Avista Corp. (Multi-Utilities)		5.950%	06/01/2018	1,000,000	1,046,661
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,462,443
					17,634,873
Total Corporate Bonds (Cost $156,597,118)					$159,229,471

Asset-Backed Securities - 0.5%	Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.5%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)	3.700%	05/01/2023	$771,736	$754,372
Total Asset-Backed Securities (Cost $771,736)				$754,372

Money Market Funds - 0.8%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,350,462	$1,350,462
Total Money Market Funds (Cost $1,350,462)			$1,350,462

Total Investments - 99.3% (Cost $158,719,316)	(c)		$161,334,305
Other Assets in Excess of Liabilities - 0.7%			1,185,326
Net Assets - 100.0%			$162,519,631

Percentages are stated as a percent of net assets.

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2017, the value of these securities totaled $11,076,262, or 6.8% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at March 31, 2017.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Omni Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 77.0%		Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Delphi Automotive PLC (Auto Components)		11,422	$919,357
MGM Resorts International (Hotels, Restaurants & Leisure)		35,987	986,044
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	2,399	628,226
Starbucks Corp. (Hotels, Restaurants & Leisure)		17,015	993,506
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,620	1,436,195
CBS Corp. Class B (Media)		13,827	959,041
IMAX Corp. (Media)	(a)	28,324	963,016
Time Warner, Inc. (Media)		9,567	934,791
Walt Disney Co. / The (Media)		6,616	750,188
			8,570,364
CONSUMER STAPLES - 2.3%
Kraft Heinz Co. / The (Food Products)		10,160	922,629
Mondelez International, Inc. Class A (Food Products)		10,472	451,134
			1,373,763
ENERGY - 2.4%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,134	318,308
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		13,163	549,160
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		3,202	596,308
			1,463,776
FINANCIALS - 10.1%
Bank of America Corp. (Banks)		36,694	865,611
Citigroup, Inc. (Banks)		16,110	963,700
JPMorgan Chase & Co. (Banks)		10,696	939,537
KeyCorp (Banks)		38,540	685,241
Goldman Sachs Group, Inc. / The (Capital Markets)		5,071	1,164,910
Morgan Stanley (Capital Markets)		15,719	673,402
MetLife, Inc. (Insurance)		15,472	817,231
			6,109,632
HEALTH CARE - 12.1%
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	8,620	441,775
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	5,588	490,515
Celgene Corp. (Biotechnology)	(a)	6,841	851,226
Anthem, Inc. (Health Care Providers & Svs.)		5,484	906,944
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	14,340	879,329
Humana, Inc. (Health Care Providers & Svs.)		4,249	875,889
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5,314	871,549
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,956	914,842
Mylan NV (Pharmaceuticals)	(a)	28,431	1,108,525
			7,340,594
INDUSTRIALS - 12.5%
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		629	125,951
Raytheon Co. (Aerospace & Defense)		6,063	924,608
FedEx Corp. (Air Freight & Logistics)		6,087	1,187,878
AECOM (Construction & Engineering)	(a)	23,849	848,786
Rockwell Automation, Inc. (Electrical Equip.)		5,318	828,066
Snap-on, Inc. (Machinery)		5,090	858,530
Wabtec Corp. (Machinery)		12,173	949,494
Xylem, Inc. (Machinery)		18,763	942,278
Union Pacific Corp. (Road & Rail)		8,458	895,871
			7,561,462
INFORMATION TECHNOLOGY - 20.3%
Harris Corp. (Communications Equip.)		6,329	704,228
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	16,010	512,480
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	256	217,037
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	1,140	945,698
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	8,495	1,206,715
Computer Sciences Corp. (IT Svs.)		15,887	1,096,362
Mastercard, Inc. Class A (IT Svs.)		1,575	177,140
ASML Holding NV (Semiconductors & Equip.)		7,127	946,466
Broadcom Ltd. (Semiconductors & Equip.)		4,222	924,449
Cavium, Inc. (Semiconductors & Equip.)	(a)	5,754	412,332
Marvell Technology Group Ltd. (Semiconductors & Equip.)		57,071	870,903
Adobe Systems, Inc. (Software)	(a)	7,073	920,409
Microsoft Corp. (Software)		17,090	1,125,547
Oracle Corp. (Software)		20,447	912,141
Apple, Inc. (Tech. Hardware, Storage & Periph.)		9,014	1,294,951
			12,266,858
MATERIALS - 1.5%
Dow Chemical Co. / The (Chemicals)		14,726	935,690
TELECOMMUNICATION SERVICES - 1.6%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	14,567	940,883
Total Common Stocks (Cost $40,775,657)			$46,563,022

Corporate Bonds - 20.4%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 2.4%
BMW U.S. Capital, LLC (Automobiles)	(b)	3.300%	04/06/2027	$200,000	$199,071
General Motors Co. (Automobiles)		5.000%	04/01/2035	100,000	98,927
General Motors Financial Co., Inc. (Automobiles)		3.200%	07/06/2021	100,000	100,370
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4.150%	04/01/2024	100,000	100,830
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021	100,000	102,298
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	100,000	106,664
Comcast Corp. (Media)		5.875%	02/15/2018	75,000	77,846
Discovery Communications, LLC (Media)		3.300%	05/15/2022	75,000	74,694
Time Warner Cable, LLC (Media)		6.550%	05/01/2037	150,000	171,967
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	76,935
Viacom, Inc. (Media)		3.450%	10/04/2026	100,000	94,903
Kohl's Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	76,436
Home Depot, Inc. / The (Specialty Retail)		2.125%	09/15/2026	200,000	185,564
					1,466,505
CONSUMER STAPLES - 0.9%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	100,000	105,866
Bunge NA Finance LP (Food Products)		5.900%	04/01/2017	150,000	150,000
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	100,000	101,919
Imperial Tobacco Finance PLC (Tobacco)	(b)	3.750%	07/21/2022	100,000	102,693
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	101,051
					561,529
ENERGY - 3.4%
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	105,565
Noble Holding International Ltd. (Energy Equip. & Svs.)		5.750%	03/16/2018	100,000	101,500
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	100,000	95,992
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	100,429
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	100,000	104,760
Enable Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.400%	03/15/2027	300,000	297,728
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	97,597
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	103,230
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	77,556
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	158,235
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	147,458
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.700%	12/01/2022	100,000	97,000
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	100,000	103,000
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	100,000	96,132
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.800%	01/23/2020	100,000	100,938
Spectra Energy Capital LLC (Oil, Gas & Consumable Fuels)		3.300%	03/15/2023	75,000	74,107
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	73,849
Williams Partners LP (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	101,989
					2,037,065
FINANCIALS - 5.1%
Bank of America Corp. (Banks)		3.875%	08/01/2025	150,000	152,644
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	102,433
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	101,882
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	100,137
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	101,807
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	200,000	194,567
KeyBank NA (Banks)		5.700%	11/01/2017	150,000	153,475
SunTrust Banks, Inc. (Banks)		2.500%	05/01/2019	100,000	101,031
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	100,000	95,757
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	77,683
Westpac Banking Corp. (Banks)	(c)	4.322%	11/23/2031	200,000	202,080
E*TRADE Financial Corp. (Capital Markets)		4.625%	09/15/2023	100,000	102,450
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	100,000	101,008
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	100,000	101,584
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	105,533
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	75,000	77,443
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	99,015
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	100,000	99,452
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	79,106
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	75,000	75,426
Ford Motor Credit Co., LLC (Consumer Finance)		3.157%	08/04/2020	100,000	101,619
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	102,417
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	99,894
Jefferies Group, LLC (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	204,136
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	77,751
American International Group, Inc. (Insurance)		3.875%	01/15/2035	100,000	91,355
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	102,033
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	100,000	93,718
					3,097,436
HEALTH CARE - 0.8%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	75,000	74,709
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	100,000	101,881
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	153,301
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		3.750%	08/23/2022	75,000	76,787
Pfizer, Inc. (Pharmaceuticals)		3.000%	12/15/2026	100,000	99,003
					505,681
INDUSTRIALS - 1.4%
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	95,309
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	80,355
Delta Air Lines, Inc. (Airlines)		2.875%	03/13/2020	100,000	100,816
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	102,844
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	105,428
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	75,993
Penske Truck Leasing Co., LP / PTL Finance Corp. (Road & Rail)	(b)	3.400%	11/15/2026	100,000	96,119
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	101,510
Sydney Airport Finance Co. Pty. Ltd. (Transportation Infrastructure)	(b)	3.625%	04/28/2026	100,000	99,528
					857,902
INFORMATION TECHNOLOGY - 1.8%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(b)	5.450%	06/15/2023	100,000	107,881
Fidelity National Information Services, Inc. (IT Svs.)		2.850%	10/15/2018	100,000	101,374
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	100,000	102,613
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	105,610
Microsoft Corp. (Software)		4.100%	02/06/2037	100,000	102,824
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	103,835
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	96,735
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	100,000	100,934
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	155,753
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	4.875%	03/01/2024	100,000	98,234
					1,075,793
MATERIALS - 0.8%
Airgas, Inc. (Chemicals)		3.050%	08/01/2020	100,000	102,720
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	70,875
CF Industries, Inc. (Chemicals)	(b)	3.400%	12/01/2021	100,000	99,879
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	99,622
Packaging Corp. of America (Containers & Packaging)		4.500%	11/01/2023	75,000	80,134
					453,230
REAL ESTATE - 1.4%
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		3.950%	01/15/2028	100,000	99,711
Boston Properties LP (Equity Real Estate Investment Trusts)		3.125%	09/01/2023	75,000	74,417
Camden Property Trust (Equity Real Estate Investment Trusts)		4.250%	01/15/2024	100,000	104,366
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		4.000%	03/01/2027	200,000	201,661
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)		3.000%	08/01/2022	75,000	75,105
HCP, Inc. (Equity Real Estate Investment Trusts)		4.000%	06/01/2025	100,000	100,527
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)		3.875%	05/01/2025	100,000	99,027
Simon Property Group LP (Equity Real Estate Investment Trusts)		3.750%	02/01/2024	75,000	77,784
					832,598
TELECOMMUNICATION SERVICES - 0.4%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	100,000	96,762
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	75,000	62,777
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	75,000	74,863
					234,402
UTILITIES - 2.0%
AEP Transmission Co., LLC (Electric Utilities)	(b)	4.000%	12/01/2046	100,000	99,514
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	100,000	104,060
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	100,000	90,116
Fortis, Inc. (Electric Utilities)	(b)	3.055%	10/04/2026	100,000	93,823
Kansas City Power & Light Co. (Electric Utilities)		5.850%	06/15/2017	150,000	151,293
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		1.649%	09/01/2018	100,000	99,697
Pennsylvania Electric Co. (Electric Utilities)		6.050%	09/01/2017	150,000	152,449
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	75,000	72,013
Union Electric Co. (Electric Utilities)		6.400%	06/15/2017	150,000	151,389
Southwest Gas Holdings, Inc. (Gas Utilities)		3.875%	04/01/2022	75,000	77,000
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	104,460
					1,195,814
Total Corporate Bonds (Cost $12,201,901)					$12,317,955

Asset-Backed Securities - 0.1%	Rate	Maturity	Face Amount	Value
INDUSTRIALS - 0.1%
American Airlines 2015-1 Class B Pass Through Trust (Airlines)	3.700%	05/01/2023	$85,748	$83,819
Total Asset-Backed Securities (Cost $85,748)				$83,819

U.S. Treasury Obligations - 1.8%	Rate	Maturity	Face Amount	Value
U.S Treasury Note	1.500%	11/30/2019	$400,000	$400,625
U.S Treasury Note	1.500%	03/31/2023	400,000	386,109
U.S Treasury Note	1.750%	05/15/2022	300,000	296,789
Total U.S. Treasury Obligations (Cost $1,117,171)				$1,083,523

Money Market Funds - 1.2%		Shares	Value
State Street Institutional Treasury Plus Money Market Fund
Institutional Class		89,354	$89,354
State Street Institutional U.S. Government Money Market Fund
Institutional Class		649,850	649,850
Total Money Market Funds (Cost $739,204)			$739,204

Total Investments - 100.5% (Cost $54,919,681)	(d)		$60,787,523
Liabilities in Excess of Other Assets - (0.5)%			(312,736)
Net Assets - 100.0%			$60,474,787

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2017, the value of these securities totaled $996,742, or 1.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at March 31, 2017.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 97.3%		Shares	Value
CONSUMER DISCRETIONARY - 23.1%
Laureate Education, Inc. Class A (Diversified Consumer Svs.)	(a)	74,065	$1,056,908
Carnival Corp. (Hotels, Restaurants & Leisure)		53,631	3,159,402
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	60,868	3,285,655
MGM Resorts International (Hotels, Restaurants & Leisure)		129,938	3,560,301
Playa Hotels & Resorts NV (Hotels, Restaurants & Leisure)	(a)	190,255	1,997,677
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)		116,229	2,123,504
Wendy's Co. / The (Hotels, Restaurants & Leisure)		167,848	2,284,411
CalAtlantic Group, Inc. (Household Durables)		86,762	3,249,237
Toll Brothers, Inc. (Household Durables)	(a)	63,990	2,310,679
Comcast Corp. Class A (Media)		87,830	3,301,530
Liberty Global PLC (Media)	(a)	38,510	1,349,390
Live Nation Entertainment, Inc. (Media)	(a)	116,608	3,541,385
Twenty-First Century Fox, Inc. Class A (Media)		94,437	3,058,814
Viacom, Inc. Class B (Media)		87,407	4,074,914
Target Corp. (Multiline Retail)		31,536	1,740,472
Coach, Inc. (Textiles, Apparel & Luxury Goods)		98,052	4,052,489
			44,146,768
CONSUMER STAPLES - 2.5%
Conagra Brands, Inc. (Food Products)		45,341	1,829,056
Mondelez International, Inc. Class A (Food Products)		48,457	2,087,528
Turning Point Brands, Inc. (Tobacco)	(a)	56,145	875,862
			4,792,446
ENERGY - 8.9%
Halliburton Co. (Energy Equip. & Svs.)		68,506	3,371,180
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		114,222	2,772,168
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	128,848	1,660,851
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		37,086	2,299,332
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	30,730	1,395,757
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		79,820	2,741,019
Royal Dutch Shell PLC Class A - ADR (Oil, Gas & Consumable Fuels)		51,345	2,707,422
			16,947,729
FINANCIALS - 11.8%
Bank of America Corp. (Banks)		128,306	3,026,739
JPMorgan Chase & Co. (Banks)		46,645	4,097,297
PNC Financial Services Group, Inc. / The (Banks)		29,562	3,554,535
Goldman Sachs Group, Inc. / The (Capital Markets)		16,909	3,884,335
Morgan Stanley (Capital Markets)		54,041	2,315,116
Synchrony Financial (Consumer Finance)		51,143	1,754,205
MetLife, Inc. (Insurance)		74,414	3,930,547
			22,562,774
HEALTH CARE - 12.6%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	21,069	2,554,406
Biogen, Inc. (Biotechnology)	(a)	8,650	2,365,083
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	25,261	2,217,411
Shire PLC - ADR (Biotechnology)		13,109	2,283,981
Cigna Corp. (Health Care Providers & Svs.)		23,551	3,449,986
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	36,936	1,894,078
Allergan PLC (Pharmaceuticals)		11,392	2,721,777
Bristol-Myers Squibb Co. (Pharmaceuticals)		50,161	2,727,755
Merck & Co., Inc. (Pharmaceuticals)		27,223	1,729,749
Pfizer, Inc. (Pharmaceuticals)		61,851	2,115,923
			24,060,149
INDUSTRIALS - 11.2%
DigitalGlobe, Inc. (Aerospace & Defense)	(a)	49,801	1,630,983
Orbital ATK, Inc. (Aerospace & Defense)		19,666	1,927,268
United Technologies Corp. (Aerospace & Defense)		19,693	2,209,752
Mobile Mini, Inc. (Commercial Svs. & Supplies)		46,841	1,428,650
Eaton Corp. PLC (Electrical Equip.)		19,665	1,458,160
General Electric Co. (Industrial Conglomerates)		82,256	2,451,229
Dover Corp. (Machinery)		24,216	1,945,756
Ryder System, Inc. (Road & Rail)		19,013	1,434,341
Union Pacific Corp. (Road & Rail)		35,444	3,754,228
Univar, Inc. (Trading Companies & Distributors)	(a)	106,805	3,274,641
			21,515,008
INFORMATION TECHNOLOGY - 22.2%
Infinera Corp. (Communications Equip.)	(a)	113,574	1,161,862
Juniper Networks, Inc. (Communications Equip.)		75,240	2,093,929
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	63,226	2,010,587
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		67,655	2,454,523
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		54,211	1,765,110
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	4,258	3,532,266
CSRA, Inc. (IT Svs.)		67,447	1,975,523
Cavium, Inc. (Semiconductors & Equip.)	(a)	26,400	1,891,824
Versum Materials, Inc. (Semiconductors & Equip.)	(a)	67,304	2,059,502
Fortinet, Inc. (Software)	(a)	57,909	2,220,810
Guidewire Software, Inc. (Software)	(a)	32,117	1,809,151
Microsoft Corp. (Software)		69,051	4,547,699
Oracle Corp. (Software)		45,488	2,029,220
PTC, Inc. (Software)	(a)	42,191	2,217,137
TiVo Corp. (Software)		55,047	1,032,131
Verint Systems, Inc. (Software)	(a)	61,704	2,676,411
Apple, Inc. (Tech. Hardware, Storage & Periph.)		31,058	4,461,792
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)		85,238	2,616,807
			42,556,284
MATERIALS - 2.3%
Monsanto Co. (Chemicals)		19,117	2,164,044
Constellium NV Class A (Metals & Mining)	(a)	102,903	668,869
Louisiana-Pacific Corp. (Paper & Forest Products)	(a)	66,594	1,652,863
			4,485,776
REAL ESTATE - 1.3%
CoreCivic, Inc. (Equity Real Estate Investment Trusts)		82,103	2,579,676
TELECOMMUNICATION SERVICES - 0.3%
Frontier Communications Corp. (Diversified Telecom. Svs.)		267,475	572,396
UTILITIES - 1.1%
PG&E Corp. (Electric Utilities)		31,446	2,086,757
Total Common Stocks (Cost $160,771,873)			$186,305,763

Money Market Funds - 2.0%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		3,853,593	$3,853,593
Total Money Market Funds (Cost $3,853,593)			$3,853,593

Total Investments - 99.3% (Cost $164,625,466)	(b)		$190,159,356
Other Assets in Excess of Liabilities - 0.7%			1,312,730
Net Assets - 100.0%			$191,472,086

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 94.2%		Shares	Value
Japan - 21.5%
Aisin Seiki Co. Ltd.	(c)	38,100	$1,876,505
Alps Electric Co. Ltd.	(c)	34,600	981,073
ANA Holdings, Inc.	(c)	338,000	1,033,774
Bandai Namco Holdings, Inc.	(c)	16,900	506,589
Chugai Pharmaceutical Co. Ltd.	(c)	64,300	2,213,417
Daikin Industries Ltd.	(c)	7,400	746,203
Disco Corp.	(c)	9,800	1,496,405
Don Quijote Holdings Co. Ltd.	(c)	30,000	1,044,191
Doutor Nichires Holdings Co. Ltd.	(c)	36,800	720,613
Fuji Heavy Industries Ltd.	(c)	25,000	916,957
Hoshino Resorts REIT, Inc.	(c)	216	1,139,789
Japan Hotel REIT Investment Corp.	(c)	1,850	1,277,974
Kao Corp.	(c)	15,400	845,715
Keyence Corp.	(c)	2,000	802,345
Kubota Corp.	(c)	27,700	417,535
Kyowa Hakko Kirin Co. Ltd.	(c)	54,000	858,063
Mitsubishi Electric Corp.	(c)	52,600	757,876
Mitsubishi UFJ Financial Group, Inc.	(c)	114,700	722,514
Nidec Corp.	(c)	7,500	716,284
NSK Ltd.	(c)	76,600	1,097,320
NTT DOCOMO, Inc.	(c)	37,500	875,709
Osaka Gas Co. Ltd.	(c)	269,000	1,025,692
OSG Corp.	(c)	23,900	488,806
Secom Co. Ltd.	(c)	5,500	395,215
Sekisui House Ltd.	(c)	97,300	1,604,359
SMC Corp.	(c)	2,500	741,161
Sumitomo Mitsui Financial Group, Inc.	(c)	50,400	1,834,497
Suzuki Motor Corp.	(c)	20,400	847,287
Taiyo Nippon Sanso Corp.	(c)	53,700	628,602
Teijin Ltd.	(c)	28,200	532,485
Tokio Marine Holdings, Inc.	(c)	17,900	756,532
Tokyo Electron Ltd.	(c)	9,700	1,061,920
Yamaha Motor Co. Ltd.	(c)	61,900	1,490,349
			32,453,756
Germany - 13.5%
Allianz SE	(c)	13,800	2,559,157
BASF SE	(c)	17,400	1,722,837
Bayer AG	(c)	8,000	921,707
Covestro AG	(b)(c)	12,500	962,984
Daimler AG	(c)	33,800	2,494,424
Deutsche Telekom AG	(c)	145,202	2,544,320
Hannover Rueck SE	(c)	4,800	553,111
HeidelbergCement AG	(c)	9,300	870,927
HOCHTIEF AG	(c)	3,500	578,402
METRO AG	(c)	30,700	980,944
Rheinmetall AG	(c)	7,400	620,385
SAP SE	(c)	24,900	2,442,888
Siemens AG	(c)	23,400	3,205,149
			20,457,235
Taiwan - 9.4%
Chailease Holding Co. Ltd.	(c)	280,000	654,258
Chang Hwa Commercial Bank Ltd.	(c)	1,763,400	1,074,710
China Life Insurance Co. Ltd.	(c)	789,600	780,839
Chunghwa Telecom Co. Ltd.	(c)	268,000	910,095
CTBC Financial Holding Co. Ltd.	(c)	644,000	397,892
Far Eastern New Century Corp.	(c)	700,000	606,905
First Financial Holding Co. Ltd.	(c)	1,695,650	1,033,844
Hon Hai Precision Industry Co. Ltd.	(c)	517,365	1,551,623
Lite-On Technology Corp.	(c)	572,480	986,761
Pou Chen Corp.	(c)	355,000	491,322
Powertech Technology, Inc.	(c)	146,000	424,869
President Chain Store Corp.	(c)	83,000	683,755
Taiwan Semiconductor Manufacturing Co. Ltd.	(c)	554,000	3,473,931
Uni-President Enterprises Corp.	(c)	344,000	644,912
WPG Holdings Ltd.	(c)	379,000	475,900
			14,191,616
Spain - 7.5%
Abertis Infraestructuras SA	(c)	66,600	1,072,103
Aena SA	(b)(c)	5,800	916,744
Amadeus IT Group SA	(c)	16,500	836,031
Banco Bilbao Vizcaya Argentaria SA	(c)	95,000	737,453
Banco Santander SA - ADR		130,500	792,135
Bankinter SA	(c)	150,000	1,257,776
CaixaBank SA	(c)	120,000	515,938
Enagas SA	(c)	15,000	389,152
Iberdrola SA	(c)	173,111	1,236,859
Industria de Diseno Textil SA	(c)	52,000	1,831,260
Red Electrica Corp. SA	(c)	25,000	479,360
Telefonica SA - ADR		114,000	1,275,660
			11,340,471
Denmark - 7.2%
Danske Bank A/S	(c)	44,800	1,527,497
FLSmidth & Co. A/S	(c)	10,400	555,336
Genmab A/S	(a)(c)	2,600	500,317
ISS A/S	(c)	38,000	1,436,580
NKT Holding A/S	(c)	18,071	1,325,223
Novo Nordisk A/S - ADR		49,800	1,707,144
Royal Unibrew A/S	(d)	11,500	484,334
Spar Nord Bank A/S	(c)	45,000	498,088
Vestas Wind Systems A/S	(c)	35,000	2,846,908
			10,881,427
Sweden - 6.1%
Cloetta AB	(d)	113,000	446,418
Husqvarna AB	(c)	225,400	1,976,241
Intrum Justitia AB	(c)	19,000	709,378
Nordea Bank AB	(c)	54,800	625,204
Peab AB	(c)	147,400	1,405,962
Saab AB	(c)	19,000	801,681
Skandinaviska Enskilda Banken AB	(c)	32,900	365,589
Svenska Cellulosa AB SCA	(c)	12,200	393,161
Swedish Orphan Biovitrum AB	(a)(c)	33,000	473,819
Volvo AB	(c)	134,400	1,982,667
			9,180,120
Indonesia - 4.5%
Adaro Energy Tbk PT	(c)	2,780,000	365,159
Astra International Tbk PT	(c)	866,000	560,524
Bank Mandiri Persero Tbk PT	(c)	1,340,000	1,176,835
Bank Negara Indonesia Persero Tbk PT	(c)	812,000	394,775
Bank Rakyat Indonesia Persero Tbk PT	(c)	1,290,000	1,256,097
Gudang Garam Tbk PT	(c)	105,000	516,364
Indofood CBP Sukses Makmur Tbk PT	(c)	782,000	478,304
Matahari Department Store Tbk PT	(c)	470,000	464,769
Telekomunikasi Indonesia Persero Tbk PT	(c)	4,900,000	1,523,140
			6,735,967
Brazil - 4.3%
Ambev SA - ADR		115,000	662,400
Banco Bradesco SA - ADR		104,500	1,070,080
BB Seguridade Participacoes SA		30,000	279,819
Braskem SA - ADR		10,000	203,500
Cosan SA Industria e Comercio		31,800	394,732
EZ TEC Empreendimentos e Participacoes SA		33,000	202,916
Itau Unibanco Holding SA - ADR		91,000	1,098,370
Kroton Educacional SA		38,000	161,196
Lojas Renner SA		30,000	266,403
M Dias Branco SA		10,700	436,804
Petroleo Brasileiro SA - ADR	(a)	47,000	433,340
Qualicorp SA		40,000	263,847
Raia Drogasil SA		9,000	168,667
Vale SA - ADR		63,000	565,740
WEG SA		38,000	211,206
			6,419,020
Austria - 4.2%
Erste Group Bank AG	(c)	79,900	2,601,694
OMV AG	(c)	22,500	886,709
voestalpine AG	(c)	37,600	1,478,747
Wienerberger AG	(c)	64,100	1,358,141
			6,325,291
Netherlands - 3.7%
ABN AMRO Group NV	(b)(c)	24,200	586,814
Akzo Nobel NV	(c)	12,500	1,034,797
ASML Holding NV	(c)	9,100	1,207,504
ING Groep NV	(c)	62,300	940,996
Koninklijke Ahold Delhaize NV	(c)	34,000	726,573
Koninklijke Philips NV	(c)	34,200	1,098,650
			5,595,334
Canada - 3.6%
Bank of Montreal		5,400	403,340
Bank of Nova Scotia / The		8,100	473,873
Barrick Gold Corp.		14,123	268,261
Brookfield Asset Management, Inc.		7,400	269,602
Canadian Imperial Bank of Commerce		4,600	396,648
Canadian National Railway Co.		6,000	442,877
First Quantum Minerals Ltd.		13,500	143,441
Inter Pipeline Ltd.		51,400	1,083,387
National Bank of Canada		4,200	176,357
Rogers Communications, Inc.		5,000	221,078
Saputo, Inc.		5,800	200,144
SNC-Lavalin Group, Inc.		4,000	156,950
Teck Resources Ltd.		7,000	153,070
TELUS Corp.		8,000	259,698
Toronto-Dominion Bank / The		14,500	726,281
			5,375,007
Ireland - 2.9%
Bank of Ireland	(a)(c)	2,175,000	544,082
CRH PLC	(c)	50,000	1,761,955
Glanbia PLC	(c)	16,800	324,719
Kerry Group PLC	(d)	9,000	707,608
Kingspan Group PLC	(d)	14,500	462,588
Paddy Power Betfair PLC	(c)	2,600	279,592
Smurfit Kappa Group PLC	(d)	13,000	343,520
			4,424,064
United Kingdom - 2.1%
Cineworld Group PLC	(c)	85,000	705,564
Dialog Semiconductor PLC	(a)(c)	11,000	561,073
Unilever NV	(d)	37,000	1,838,192
			3,104,829
Hungary - 1.7%
Magyar Telekom Telecommunications PLC	(c)	295,000	489,272
MOL Hungarian Oil & Gas PLC	(c)	11,400	780,572
OTP Bank PLC	(c)	47,000	1,313,152
			2,582,996
Norway - 0.9%
DNB ASA	(c)	32,285	512,639
Marine Harvest ASA	(c)	11,300	172,375
Statoil ASA	(c)	20,400	350,646
Tomra Systems ASA	(c)	22,800	249,781
Yara International ASA	(c)	3,698	142,439
			1,427,880
Czech Republic - 0.9%
CEZ AS	(c)	39,800	685,286
Komercni banka as	(d)	18,000	667,984
			1,353,270
United States - 0.2%
Royal Caribbean Cruises Ltd.		3,550	348,291
Total Common Stocks (Cost $128,466,870)			$142,196,574

Preferred Stocks - 0.8%		Shares	Value
Germany - 0.8%
Henkel AG & Co. KGaA	(c)	9,200	$1,179,211
Total Preferred Stocks (Cost $1,113,385)			$1,179,211

Money Market Funds - 6.2%		Shares	Value
State Street Institutional Treasury Plus Money Market Fund
Institutional Class		4,229,812	$4,229,812
State Street Institutional U.S. Government Money Market Fund
Institutional Class		5,151,611	5,151,611
Total Money Market Funds (Cost $9,381,423)			$9,381,423

Total Investments - 101.2% (Cost $138,961,678)	(e)		$152,757,208
Other Liabilities in Excess of Assets - (1.2)%	(f)		(1,788,978)
Net Assets - 100.0%			$150,968,230

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2017, the value of these securities totaled $2,466,542, or 1.6% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $122,507,884, or 81.1% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $4,950,644, or 3.3% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(f) Includes $360,825 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2017:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin

Long	EOE Amsterdam Index Contracts (Amsterdam)	April 21, 2017	8	$879,384	$868,482	$10,902	$-
Long	IST-Borsa Istanbul BIST 30 Index Contracts (Turkey)	April 28, 2017	610	1,823,983	1,837,687	(13,704)	-
Long	OSE Topix Index Contracts (Japan)	June 8, 2017	20	2,717,147	2,784,724	(67,577)	-
Long	EUX Dax Index Contracts (Germany)	June 16, 2017	5	1,644,139	1,598,479	45,660	-
Long	ICE mini MSCI Emerging Markets Index Contracts (United States)	June 16, 2017	33	1,586,310	1,530,748	55,562	-

				$8,650,963	$8,620,120	$30,843	$-

Sector Classifications (Common Stocks, Preferred Stocks): (Percent of net assets)
Financials	20.9%
Industrials	17.9%
Consumer Discretionary	12.4%
Information Technology	10.8%
Materials	8.1%
Consumer Staples	7.9%
Telecommunication Services	5.4%
Health Care	4.6%
Energy	3.1%
Utilities	2.3%
Real Estate	1.6%
95.0%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	International Small-Mid Company Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 94.4%		Shares	Value
Japan - 21.4%
Aisin Seiki Co. Ltd.	(c)	17,900	$881,613
Alps Electric Co. Ltd.	(c)	12,900	365,776
Chugai Pharmaceutical Co. Ltd.	(c)	35,600	1,225,469
Daifuku Co. Ltd.	(c)	44,900	1,123,011
Disco Corp.	(c)	4,700	717,663
Don Quijote Holdings Co. Ltd.	(c)	23,100	804,027
Doutor Nichires Holdings Co. Ltd.	(c)	30,900	605,080
Horiba Ltd.	(c)	20,200	1,086,281
Japan Hotel REIT Investment Corp.	(c)	817	564,381
JSR Corp.	(c)	31,900	539,749
Kakaku.com, Inc.	(c)	48,901	667,575
Kanamoto Co. Ltd.	(c)	21,200	570,712
Kusuri no Aoki Holdings Co., Ltd.	(d)	9,900	441,512
Kyowa Hakko Kirin Co. Ltd.	(c)	28,900	459,222
Matsumotokiyoshi Holdings Co. Ltd.	(c)	9,400	447,789
Nidec Corp.	(c)	5,700	544,376
Nitori Holdings Co. Ltd.	(c)	6,000	761,995
Shionogi & Co. Ltd.	(c)	10,000	517,676
Sompo Holdings, Inc.	(c)	19,500	716,399
Square Enix Holdings Co., Ltd.	(c)	23,100	655,736
Temp Holdings Co., Ltd.	(c)	27,800	521,248
THK Co., Ltd.	(c)	25,700	648,321
Tsuruha Holdings, Inc.	(c)	3,700	343,173
United Arrows Ltd.	(c)	15,000	455,538
			15,664,322
United Kingdom - 12.4%
Anglo American PLC	(a)(c)	32,100	490,456
Ashtead Group PLC	(c)	59,059	1,222,479
ASOS PLC	(a)(c)	13,905	1,051,546
Babcock International Group PLC	(c)	29,049	320,979
Booker Group PLC	(c)	139,950	342,308
Croda International PLC	(c)	10,700	477,930
Dialog Semiconductor PLC	(a)(c)	7,130	363,677
John Wood Group PLC	(c)	74,595	712,613
LivaNova PLC	(a)	9,281	454,862
London Stock Exchange Group PLC	(c)	29,192	1,161,388
Pagegroup PLC	(c)	113,487	608,811
Rightmove PLC	(c)	7,588	379,063
St. James's Place PLC	(c)	71,151	947,087
Vectura Group PLC	(a)(c)	268,173	512,349
			9,045,548
Germany - 10.1%
Deutsche Boerse AG	(c)	7,325	673,006
Deutsche Pfandbriefbank AG	(b)(c)	40,626	505,393
Deutsche Wohnen AG	(c)	11,510	379,041
Deutz AG	(c)	97,794	674,119
GEA Group AG	(c)	12,564	533,763
HeidelbergCement AG	(c)	9,702	908,574
Kloeckner & Co. SE	(a)(c)	55,039	594,297
OSRAM Licht AG	(c)	10,076	631,879
Rheinmetall AG	(c)	14,834	1,243,621
SAF-Holland SA	(c)	43,435	725,229
Siltronic AG	(a)(c)	7,780	518,629
			7,387,551
France - 8.5%
Accor SA	(c)	24,497	1,018,931
Advanced Accelerator Applications SA - ADR	(a)	11,219	447,189
Criteo SA - ADR	(a)	9,090	454,409
Edenred	(c)	31,777	750,010
Iliad SA	(c)	2,730	609,697
Ipsen SA	(c)	10,437	1,043,513
Publicis Groupe SA	(c)	9,390	655,611
Teleperformance	(c)	6,908	745,850
Television Francaise 1	(c)	34,960	416,675
Zodiac Aerospace	(c)	4,590	114,734
			6,256,619
Canada - 5.7%
Canadian Western Bank		29,090	643,771
Eldorado Gold Corp.		157,134	537,624
Mitel Networks Corp.	(a)	101,364	702,768
North West Co., Inc. / The		27,170	647,863
Pason Systems, Inc.		45,740	660,725
Precision Drilling Corp.	(a)	101,200	478,662
Whitecap Resources, Inc.		63,230	492,109
			4,163,522
Italy - 3.6%
Anima Holding SpA	(b)(c)	79,306	473,465
DiaSorin SpA	(c)	3,500	236,068
Enav SpA	(a)(b)(c)	134,471	546,194
Infrastrutture Wireless Italiane SpA	(b)(d)	75,819	399,727
Yoox Net-A-Porter Group SpA	(a)(c)	41,095	976,764
			2,632,218
Mexico - 3.1%
Gruma SAB de CV		53,050	749,638
Grupo Aeroportuario del Sureste SAB de CV - ADR		4,945	856,672
Infraestructura Energetica Nova SAB de CV		146,622	700,521
			2,306,831
Spain - 2.9%
Cellnex Telecom SA	(b)(c)	57,833	952,502
Cia de Distribucion Integral Logista Holdings SA	(c)	22,300	517,629
Merlin Properties Socimi SA	(c)	60,110	671,556
			2,141,687
Netherlands - 2.9%
ABN AMRO Group NV	(b)(c)	30,970	750,977
GrandVision NV	(b)(c)	14,708	359,866
Intertrust NV	(b)(c)	25,853	494,971
NN Group NV	(c)	15,342	498,264
			2,104,078
Ireland - 2.7%
Grafton Group PLC	(c)	60,913	544,850
Kerry Group PLC	(d)	8,665	681,270
Smurfit Kappa Group PLC	(d)	28,658	757,277
			1,983,397
Switzerland - 2.7%
Julius Baer Group Ltd.	(c)	13,029	650,877
STMicroelectronics NV	(c)	48,100	740,144
Tecan Group AG	(c)	3,490	557,271
			1,948,292
United States - 2.4%
Nexteer Automotive Group Ltd.	(c)	576,000	850,051
Shire PLC	(c)	15,055	877,211
			1,727,262
Australia - 2.2%
Link Administration Holdings Ltd.	(c)	118,486	699,675
Orica Ltd.	(c)	28,840	387,645
Viva Energy REIT	(c)	285,716	519,388
			1,606,708
Thailand - 2.1%
Central Pattana PCL	(c)	326,600	539,438
CH Karnchang PCL	(c)	754,900	598,322
Minor International PCL	(c)	368,000	393,618
			1,531,378
Hong Kong - 1.8%
Melco Crown Entertainment Ltd. - ADR		25,000	463,500
Techtronic Industries Co. Ltd.	(c)	205,500	831,921
			1,295,421
South Korea - 1.7%
Korea Aerospace Industries Ltd.	(c)	9,305	479,512
Mando Corp.	(c)	3,225	748,680
			1,228,192
Denmark - 1.6%
Chr. Hansen Holding A/S	(c)	12,160	780,031
Nets A/S	(a)(b)(d)	22,265	359,185
			1,139,216
Sweden - 1.5%
Hoist Finance AB	(b)(c)	90,839	795,630
NetEnt AB	(c)	42,660	342,402
			1,138,032
Brazil - 1.4%
Alliar Medicos A Frente SA	(a)	70,899	353,974
Localiza Rent a Car SA		50,640	674,046
			1,028,020
Bermuda - 1.2%
Arch Capital Group Ltd.	(a)	9,585	908,371
Austria - 1.0%
Erste Group Bank AG	(c)	23,461	763,934
China - 0.8%
CT Environmental Group Ltd.	(c)	2,776,000	589,678
Israel - 0.7%
Nice Ltd. - ADR		7,269	494,147
Total Common Stocks (Cost $59,552,991)			$69,084,424

Closed-End Mutual Funds - 0.4%		Shares	Value
Sprott Physical Gold Trust	(a)	29,201	$298,434
Total Closed-End Mutual Funds (Cost $312,423)			$298,434

Money Market Funds - 5.5%		Shares	Value
State Street Institutional Treasury Plus Money Market Fund
Institutional Class		1,550,118	$1,550,118
State Street Institutional U.S. Government Money Market Fund
Institutional Class		2,493,209	2,493,209
Total Money Market Funds (Cost $4,043,327)			$4,043,327

Total Investments - 100.3% (Cost $63,908,741)	(e)		$73,426,185
Liabilities in Excess of Other Assets - (0.3)%			(227,424)
Net Assets - 100.0%			$73,198,761

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2017, the value of these securities totaled $5,637,910, or 7.7% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $55,724,602, or 76.1% of the Portfolio's net assets.

(d) As discussed in Note 2 of the Notes to Schedule of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock's local close price because the service's measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $2,638,971, or 3.6% of the Portfolio's net assets.

(e) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

Sector Classifications (Common Stocks): (Percent of net assets)
Industrials	21.2%
Consumer Discretionary	16.4%
Financials	13.0%
Information Technology	11.7%
Health Care	9.1%
Materials	6.7%
Consumer Staples	5.0%
Real Estate	3.6%
Energy	3.2%
Telecommunication Services	2.7%
Utilities	1.8%
94.4%

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 97.7%		Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Tesla Motors, Inc. (Automobiles)	(a)	1,662	$462,535
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		7,947	779,680
Starbucks Corp. (Hotels, Restaurants & Leisure)		13,248	773,551
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,223	1,970,778
Ctrip.com International Ltd. - ADR (Internet & Direct Marketing Retail)	(a)	13,847	680,580
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	12,247	423,746
Tractor Supply Co. (Specialty Retail)		10,418	718,529
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		25,916	1,444,299
			7,253,698
CONSUMER STAPLES - 2.5%
Costco Wholesale Corp. (Food & Staples Retailing)		7,887	1,322,571
FINANCIALS - 7.7%
SVB Financial Group (Banks)	(a)	6,568	1,222,239
Intercontinental Exchange, Inc. (Capital Markets)		18,136	1,085,802
TD Ameritrade Holding Corp. (Capital Markets)		45,674	1,774,892
			4,082,933
HEALTH CARE - 25.7%
Biogen, Inc. (Biotechnology)	(a)	2,584	706,517
Celgene Corp. (Biotechnology)	(a)	6,909	859,687
DBV Technologies SA - ADR (Biotechnology)	(a)	8,731	307,506
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,684	1,427,587
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	64,831	1,612,347
DexCom, Inc. (Health Care Equip. & Supplies)	(a)	7,280	616,834
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,259	803,049
Teleflex, Inc. (Health Care Equip. & Supplies)		4,681	906,850
Humana, Inc. (Health Care Providers & Svs.)		3,818	787,043
athenahealth, Inc. (Health Care Technology)	(a)	6,767	762,573
Quintiles IMS Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	11,414	919,169
Allergan PLC (Pharmaceuticals)		8,511	2,033,448
Zoetis, Inc. (Pharmaceuticals)		37,431	1,997,693
			13,740,303
INDUSTRIALS - 6.1%
General Electric Co. (Industrial Conglomerates)		53,265	1,587,297
CSX Corp. (Road & Rail)		35,724	1,662,952
			3,250,249
INFORMATION TECHNOLOGY - 37.2%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	3,497	2,900,971
CoStar Group, Inc. (Internet Software & Svs.)	(a)	4,561	945,130
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	12,767	1,813,552
Trade Desk, Inc. / The Class A (Internet Software & Svs.)	(a)	19,968	743,808
Mastercard, Inc. Class A (IT Svs.)		19,425	2,184,730
WEX, Inc. (IT Svs.)	(a)	6,800	703,800
ASML Holding NV (Semiconductors & Equip.)		4,282	568,650
Activision Blizzard, Inc. (Software)		47,202	2,353,492
Adobe Systems, Inc. (Software)	(a)	14,836	1,930,609
Microsoft Corp. (Software)		42,281	2,784,627
Salesforce.com, Inc. (Software)	(a)	19,640	1,620,104
Tyler Technologies, Inc. (Software)	(a)	3,416	527,977
Ultimate Software Group, Inc. / The (Software)	(a)	4,053	791,186
			19,868,636
MATERIALS - 3.3%
Vulcan Materials Co. (Construction Materials)		6,146	740,470
Sealed Air Corp. (Containers & Packaging)		23,793	1,036,899
			1,777,369
REAL ESTATE - 1.6%
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		9,168	865,918
Total Common Stocks (Cost $43,452,984)			$52,161,677

Money Market Funds - 2.6%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		1,372,042	$1,372,042
Total Money Market Funds (Cost $1,372,042)			$1,372,042

Total Investments - 100.3% (Cost $44,825,026)	(b)		$53,533,719
Liabilities in Excess of Other Assets - (0.3)%			(131,607)
Net Assets - 100.0%			$53,402,112

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 95.8%		Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Gentherm, Inc. (Auto Components)	(a)	34,297	$1,346,157
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	117,523	4,906,585
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	7,442	3,214,795
Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	351,624	1,360,337
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		46,408	2,537,589
Playa Hotels & Resorts NV (Hotels, Restaurants & Leisure)	(a)	84,896	891,408
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	45,599	1,577,725
Manchester United PLC Class A (Media)		75,977	1,284,011
National CineMedia, Inc. (Media)		94,279	1,190,744
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	140,144	2,864,543
Williams-Sonoma, Inc. (Specialty Retail)		27,142	1,455,354
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		24,041	2,158,882
			24,788,130
CONSUMER STAPLES - 2.8%
Britvic PLC (Beverages)	(b)	118,984	965,560
Casey's General Stores, Inc. (Food & Staples Retailing)		16,259	1,825,073
Amplify Snack Brands, Inc. (Food Products)	(a)	133,202	1,118,897
Ontex Group NV (Personal Products)	(b)	89,193	2,862,615
			6,772,145
FINANCIALS - 8.2%
Bank of the Ozarks, Inc. (Banks)		33,533	1,744,051
Financial Engines, Inc. (Capital Markets)		63,445	2,763,030
LPL Financial Holdings, Inc. (Capital Markets)		68,097	2,712,304
MSCI, Inc. (Capital Markets)		37,331	3,628,200
WisdomTree Investments, Inc. (Capital Markets)		124,305	1,128,689
SLM Corp. (Consumer Finance)	(a)	123,909	1,499,299
Capitol Acquisition Corp. III (Diversified Financial Svs.)	(a)	69,537	733,615
Kingstone Cos., Inc. (Insurance)		100,000	1,595,000
RLI Corp. (Insurance)		28,851	1,731,637
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	18,652	2,338,028
			19,873,853
HEALTH CARE - 19.5%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	49,837	1,713,396
Alder Biopharmaceuticals, Inc. (Biotechnology)	(a)	36,052	749,882
Axovant Sciences Ltd. (Biotechnology)	(a)	26,341	393,535
DBV Technologies SA - ADR (Biotechnology)	(a)	37,345	1,315,291
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	34,317	2,846,252
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	102,889	1,755,286
Knight Therapeutics, Inc. (Biotechnology)	(a)	179,836	1,405,043
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	19,584	2,072,771
Puma Biotechnology, Inc. (Biotechnology)	(a)	26,249	976,463
Atrion Corp. (Health Care Equip. & Supplies)		2,092	979,474
Globus Medical, Inc. (Health Care Equip. & Supplies)	(a)	44,837	1,328,072
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	16,335	2,494,355
Masimo Corp. (Health Care Equip. & Supplies)	(a)	582	54,277
Novadaq Technologies, Inc. (Health Care Equip. & Supplies)	(a)	137,559	1,071,585
STERIS PLC (Health Care Equip. & Supplies)		58,450	4,059,937
Trinity Biotech PLC - ADR (Health Care Equip. & Supplies)	(a)	104,778	624,477
Wright Medical Group NV (Health Care Equip. & Supplies)	(a)	57,753	1,797,273
Capital Senior Living Corp. (Health Care Providers & Svs.)	(a)	78,273	1,100,518
Diplomat Pharmacy, Inc. (Health Care Providers & Svs.)	(a)	48,079	766,860
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	40,235	1,707,976
athenahealth, Inc. (Health Care Technology)	(a)	18,387	2,072,031
HealthStream, Inc. (Health Care Technology)	(a)	66,147	1,602,742
Medidata Solutions, Inc. (Health Care Technology)	(a)	17,387	1,003,056
Bio-Techne Corp. (Life Sciences Tools & Svs.)		19,254	1,957,169
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	121,994	962,533
Aratana Therapeutics, Inc. (Pharmaceuticals)	(a)	104,187	552,191
Catalent, Inc. (Pharmaceuticals)	(a)	132,390	3,749,285
GW Pharmaceuticals PLC - ADR (Pharmaceuticals)	(a)	12,365	1,495,423
Phibro Animal Health Corp. Class A (Pharmaceuticals)		42,089	1,182,701
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	44,415	2,467,697
Teligent, Inc. (Pharmaceuticals)	(a)	123,292	962,911
			47,220,462
INDUSTRIALS - 15.6%
HEICO Corp. Class A (Aerospace & Defense)		66,539	4,990,425
Sparton Corp. (Aerospace & Defense)	(a)	28,765	603,777
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	55,384	1,182,448
AAON, Inc. (Building Products)		5,176	182,972
A.O. Smith Corp. (Building Products)		48,809	2,497,068
CSW Industrials, Inc. (Building Products)	(a)	52,222	1,916,547
EnerSys (Electrical Equip.)		28,251	2,230,134
ITT, Inc. (Machinery)		47,009	1,928,309
Kennametal, Inc. (Machinery)		43,183	1,694,069
Nordson Corp. (Machinery)		19,404	2,383,587
Proto Labs, Inc. (Machinery)	(a)	26,856	1,372,342
Rexnord Corp. (Machinery)	(a)	132,581	3,059,969
Standex International Corp. (Machinery)		18,087	1,811,413
Wabtec Corp. (Machinery)		18,952	1,478,256
Advisory Board Co. / The (Professional Svs.)	(a)	73,796	3,453,653
CEB, Inc. (Professional Svs.)		23,471	1,844,821
AMERCO (Road & Rail)		4,709	1,795,024
Old Dominion Freight Line, Inc. (Road & Rail)		28,334	2,424,540
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	21,878	1,059,114
			37,908,468
INFORMATION TECHNOLOGY - 31.9%
Belden, Inc. (Electronic Equip., Instr. & Comp.)		53,698	3,715,365
CTS Corp. (Electronic Equip., Instr. & Comp.)		134,103	2,856,394
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		50,265	1,636,628
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	30,519	2,227,582
Alarm.com Holdings, Inc. (Internet Software & Svs.)	(a)	49,697	1,527,686
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	98,409	1,097,260
Cimpress NV (Internet Software & Svs.)	(a)	23,624	2,036,153
CoStar Group, Inc. (Internet Software & Svs.)	(a)	10,143	2,101,832
Envestnet, Inc. (Internet Software & Svs.)	(a)	66,665	2,153,280
Instructure, Inc. (Internet Software & Svs.)	(a)	53,240	1,245,816
J2 Global, Inc. (Internet Software & Svs.)		41,876	3,513,815
Trade Desk, Inc. / The Class A (Internet Software & Svs.)	(a)	27,751	1,033,725
Zillow Group, Inc. (Internet Software & Svs.)	(a)	44,564	1,506,709
Broadridge Financial Solutions, Inc. (IT Svs.)		78,364	5,324,834
Euronet Worldwide, Inc. (IT Svs.)	(a)	49,942	4,271,040
MAXIMUS, Inc. (IT Svs.)		46,188	2,872,894
WEX, Inc. (IT Svs.)	(a)	30,840	3,191,940
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	279,884	4,335,403
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	71,051	1,108,396
Blackbaud, Inc. (Software)		61,222	4,693,891
Cadence Design Systems, Inc. (Software)	(a)	180,422	5,665,251
Descartes Systems Group, Inc. / The (Software)	(a)	90,079	2,063,922
Guidewire Software, Inc. (Software)	(a)	24,556	1,383,239
Nice Ltd. - ADR (Software)		69,847	4,748,199
Paylocity Holding Corp. (Software)	(a)	54,084	2,089,265
RealPage, Inc. (Software)	(a)	51,210	1,787,229
SS&C Technologies Holdings, Inc. (Software)		141,737	5,017,490
Tyler Technologies, Inc. (Software)	(a)	13,771	2,128,446
			77,333,684
MATERIALS - 4.9%
H.B. Fuller Co. (Chemicals)		28,729	1,481,267
Sensient Technologies Corp. (Chemicals)		59,570	4,721,518
Valvoline, Inc. (Chemicals)		95,771	2,351,178
Summit Materials, Inc. Class A (Construction Materials)	(a)	72,655	1,795,305
Winpak Ltd. (Containers & Packaging)		36,843	1,471,116
			11,820,384
REAL ESTATE - 2.7%
Condor Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)		95,745	1,014,897
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)		82,078	1,624,324
Physicians Realty Trust (Equity Real Estate Investment Trusts)		68,223	1,355,591
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		13,534	1,508,364
St. Joe Co. / The (Real Estate Mgmt. & Development)	(a)	61,731	1,052,514
			6,555,690
Total Common Stocks (Cost $193,831,222)			$232,272,816

Master Limited Partnerships - 2.5%	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Cedar Fair LP (Hotels, Restaurants & Leisure)	45,633	$3,094,374
ENERGY - 1.2%
DCP Midstream Partners LP (Oil, Gas & Consumable Fuels)	76,167	2,988,031
Total Master Limited Partnerships (Cost $5,330,913)		$6,082,405

Warrants - 0.0%	Quantity	Value
CONSUMER DISCRETIONARY - 0.0%
Playa Hotels & Resorts NV (Hotels, Restaurants & Leisure) Expiration: 03/10/2022, Strike Price: $11.50	84,896	$64,945
Total Warrants (Cost $55,692)		$64,945

Money Market Funds - 1.2%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		2,842,878	$2,842,878
Total Money Market Funds (Cost $2,842,878)			$2,842,878

Total Investments - 99.5% (Cost $202,060,705)	(c)		$241,263,044
Other Assets in Excess of Liabilities - 0.5%			1,280,311
Net Assets - 100.0%			$242,543,355

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $5,188,512, or 2.1% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 99.5%		Shares	Value
CONSUMER DISCRETIONARY - 18.8%
Delphi Automotive PLC (Auto Components)		4,711	$379,188
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	3,605	1,606,100
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	6,426	1,682,777
Newell Brands, Inc. (Household Durables)		25,416	1,198,873
Expedia, Inc. (Internet & Direct Marketing Retail)		10,729	1,353,678
CBS Corp. Class B (Media)		11,424	792,369
Advance Auto Parts, Inc. (Specialty Retail)		7,887	1,169,327
Five Below, Inc. (Specialty Retail)	(a)	14,090	610,238
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,725	1,005,154
Ross Stores, Inc. (Specialty Retail)		27,362	1,802,335
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	5,390	1,537,390
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	19,619	455,749
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,970	410,776
			14,003,954
CONSUMER STAPLES - 4.9%
Molson Coors Brewing Co. Class B (Beverages)		5,786	553,778
Monster Beverage Corp. (Beverages)	(a)	11,956	552,008
Whole Foods Market, Inc. (Food & Staples Retailing)		14,842	441,104
Blue Buffalo Pet Products, Inc. (Food Products)	(a)	31,928	734,344
Snyder's-Lance, Inc. (Food Products)		15,748	634,802
TreeHouse Foods, Inc. (Food Products)	(a)	8,403	711,398
			3,627,434
ENERGY - 1.3%
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	4,662	254,312
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,755	738,597
			992,909
FINANCIALS - 10.2%
Eagle Bancorp, Inc. (Banks)	(a)	18,046	1,077,346
First Republic Bank (Banks)		10,841	1,016,994
SunTrust Banks, Inc. (Banks)		12,868	711,600
Affiliated Managers Group, Inc. (Capital Markets)		4,914	805,601
Intercontinental Exchange, Inc. (Capital Markets)		25,126	1,504,294
Lazard Ltd. Class A (Capital Markets)		18,120	833,339
Northern Trust Corp. (Capital Markets)		19,431	1,682,336
			7,631,510
HEALTH CARE - 14.9%
Alkermes PLC (Biotechnology)	(a)	12,544	733,824
Exelixis, Inc. (Biotechnology)	(a)	14,400	312,048
Incyte Corp. (Biotechnology)	(a)	7,893	1,055,057
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	4,842	209,659
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	3,939	430,730
C.R. Bard, Inc. (Health Care Equip. & Supplies)		5,238	1,301,852
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	14,413	1,355,831
Nevro Corp. (Health Care Equip. & Supplies)	(a)	6,387	598,462
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		23,003	1,216,169
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	5,579	952,001
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	3,004	1,438,646
Zoetis, Inc. (Pharmaceuticals)		28,052	1,497,135
			11,101,414
INDUSTRIALS - 18.5%
L3 Technologies, Inc. (Aerospace & Defense)		4,522	747,441
Fortune Brands Home & Security, Inc. (Building Products)		13,406	815,755
Hubbell, Inc. (Electrical Equip.)		6,997	839,990
Rockwell Automation, Inc. (Electrical Equip.)		7,703	1,199,434
Sensata Technologies Holding NV (Electrical Equip.)	(a)	23,897	1,043,582
Roper Technologies, Inc. (Industrial Conglomerates)		11,003	2,272,009
Fortive Corp. (Machinery)		20,203	1,216,625
IDEX Corp. (Machinery)		6,681	624,740
John Bean Technologies Corp. (Machinery)		6,257	550,303
Middleby Corp. / The (Machinery)	(a)	12,157	1,658,823
WABCO Holdings, Inc. (Machinery)	(a)	6,609	776,029
Xylem, Inc. (Machinery)		40,784	2,048,172
			13,792,903
INFORMATION TECHNOLOGY - 21.2%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		32,517	2,314,235
GoDaddy, Inc. Class A (Internet Software & Svs.)	(a)	16,523	626,222
Yelp, Inc. (Internet Software & Svs.)	(a)	8,566	280,536
Black Knight Financial Services, Inc. Class A (IT Svs.)	(a)	32,992	1,263,594
Fiserv, Inc. (IT Svs.)	(a)	12,432	1,433,534
FleetCor Technologies, Inc. (IT Svs.)	(a)	5,395	816,965
Global Payments, Inc. (IT Svs.)		14,822	1,195,839
Total System Services, Inc. (IT Svs.)		20,673	1,105,179
Qorvo, Inc. (Semiconductors & Equip.)	(a)	5,629	385,924
Xilinx, Inc. (Semiconductors & Equip.)		8,872	513,600
Autodesk, Inc. (Software)	(a)	8,948	773,734
Electronic Arts, Inc. (Software)	(a)	9,976	893,051
Intuit, Inc. (Software)		11,283	1,308,715
Red Hat, Inc. (Software)	(a)	12,752	1,103,048
ServiceNow, Inc. (Software)	(a)	7,464	652,876
Snap, Inc. (Software)	(a)	8,782	197,858
Splunk, Inc. (Software)	(a)	6,169	384,267
Tyler Technologies, Inc. (Software)	(a)	3,354	518,394
			15,767,571
MATERIALS - 6.1%
Ashland Global Holdings, Inc. (Chemicals)		6,921	856,889
RPM International, Inc. (Chemicals)		25,566	1,406,897
Sherwin-Williams Co. / The (Chemicals)		1,913	593,393
Valvoline, Inc. (Chemicals)		21,391	525,149
Avery Dennison Corp. (Containers & Packaging)		14,870	1,198,522
			4,580,850
REAL ESTATE - 3.6%
Equinix, Inc. (Equity Real Estate Investment Trusts)		4,102	1,642,318
SBA Communications Corp. (Equity Real Estate Investment Trusts)	(a)	8,846	1,064,793
			2,707,111
Total Common Stocks (Cost $62,537,443)			$74,205,656

Money Market Funds - 0.4%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		277,256	$277,256
Total Money Market Funds (Cost $277,256)			$277,256

Total Investments - 99.9% (Cost $62,814,699)	(b)		$74,482,912
Other Assets in Excess of Liabilities - 0.1%			97,648
Net Assets - 100.0%			$74,580,560

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 99.2%		Shares	Value
CONSUMER DISCRETIONARY - 12.2%
BorgWarner, Inc. (Auto Components)		8,723	$364,534
Delphi Automotive PLC (Auto Components)		11,656	938,191
Goodyear Tire & Rubber Co. / The (Auto Components)		10,866	391,176
Ford Motor Co. (Automobiles)		168,685	1,963,493
General Motors Co. (Automobiles)		58,948	2,084,401
Harley-Davidson, Inc. (Automobiles)		7,619	460,949
Genuine Parts Co. (Distributors)		6,433	594,474
LKQ Corp. (Distributors)	(a)	13,298	389,232
H&R Block, Inc. (Diversified Consumer Svs.)		9,057	210,575
Carnival Corp. (Hotels, Restaurants & Leisure)		18,170	1,070,395
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,258	560,464
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		5,373	449,559
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		13,589	1,279,812
McDonald's Corp. (Hotels, Restaurants & Leisure)		35,428	4,591,823
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		7,249	711,199
Starbucks Corp. (Hotels, Restaurants & Leisure)		63,035	3,680,614
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4,507	379,895
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		3,441	394,373
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		14,504	926,806
D.R. Horton, Inc. (Household Durables)		14,654	488,125
Garmin Ltd. (Household Durables)		5,004	255,754
Leggett & Platt, Inc. (Household Durables)		5,806	292,158
Lennar Corp. Class A (Household Durables)		8,746	447,708
Mohawk Industries, Inc. (Household Durables)	(a)	2,725	625,360
Newell Brands, Inc. (Household Durables)		20,855	983,730
PulteGroup, Inc. (Household Durables)		12,292	289,477
Whirlpool Corp. (Household Durables)		3,219	551,511
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	17,135	15,190,863
Expedia, Inc. (Internet & Direct Marketing Retail)		5,201	656,210
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	18,618	2,751,927
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	2,130	3,791,336
TripAdvisor, Inc. (Internet & Direct Marketing Retail)	(a)	4,981	214,980
Hasbro, Inc. (Leisure Products)		4,880	487,122
Mattel, Inc. (Leisure Products)		14,781	378,541
CBS Corp. Class B (Media)		16,089	1,115,933
Charter Communications, Inc. Class A (Media)	(a)	9,304	3,045,385
Comcast Corp. Class A (Media)		204,722	7,695,500
Discovery Communications, Inc. Class A (Media)	(a)	6,593	191,790
Discovery Communications, Inc. Class C (Media)	(a)	9,635	272,767
DISH Network Corp. Class A (Media)	(a)	9,825	623,789
Interpublic Group of Cos., Inc. / The (Media)		16,894	415,086
News Corp. Class A (Media)		16,356	212,628
News Corp. Class B (Media)		5,382	72,657
Omnicom Group, Inc. (Media)		10,200	879,342
Scripps Networks Interactive, Inc. Class A (Media)		4,131	323,746
TEGNA, Inc. (Media)		9,326	238,932
Time Warner, Inc. (Media)		33,494	3,272,699
Twenty-First Century Fox, Inc. Class A (Media)		45,728	1,481,130
Twenty-First Century Fox, Inc. Class B (Media)		21,034	668,461
Viacom, Inc. Class B (Media)		14,999	699,253
Walt Disney Co. / The (Media)		62,924	7,134,952
Dollar General Corp. (Multiline Retail)		11,022	768,564
Dollar Tree, Inc. (Multiline Retail)	(a)	10,172	798,095
Kohl's Corp. (Multiline Retail)		7,711	306,975
Macy's, Inc. (Multiline Retail)		13,096	388,165
Nordstrom, Inc. (Multiline Retail)		5,063	235,784
Target Corp. (Multiline Retail)		24,013	1,325,277
Advance Auto Parts, Inc. (Specialty Retail)		3,185	472,208
AutoNation, Inc. (Specialty Retail)	(a)	2,917	123,360
AutoZone, Inc. (Specialty Retail)	(a)	1,228	887,905
Bed Bath & Beyond, Inc. (Specialty Retail)		6,414	253,096
Best Buy Co., Inc. (Specialty Retail)		11,686	574,367
CarMax, Inc. (Specialty Retail)	(a)	8,065	477,609
Foot Locker, Inc. (Specialty Retail)		5,694	425,968
Gap, Inc. / The (Specialty Retail)		9,546	231,872
Home Depot, Inc. / The (Specialty Retail)		52,697	7,737,501
L Brands, Inc. (Specialty Retail)		10,383	489,039
Lowe's Cos., Inc. (Specialty Retail)		37,453	3,079,011
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,957	1,067,757
Ross Stores, Inc. (Specialty Retail)		17,088	1,125,587
Signet Jewelers Ltd. (Specialty Retail)		3,035	210,234
Staples, Inc. (Specialty Retail)		28,296	248,156
Tiffany & Co. (Specialty Retail)		4,654	443,526
TJX Cos., Inc. / The (Specialty Retail)		28,171	2,227,763
Tractor Supply Co. (Specialty Retail)		5,719	394,439
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	2,529	721,347
Coach, Inc. (Textiles, Apparel & Luxury Goods)		12,066	498,688
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		16,386	340,173
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	6,987	266,275
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		57,294	3,192,995
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,479	359,972
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,459	200,704
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	7,883	155,926
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	8,092	148,084
V.F. Corp. (Textiles, Apparel & Luxury Goods)		14,316	786,951
			108,154,190
CONSUMER STAPLES - 9.2%
Brown-Forman Corp. Class B (Beverages)		7,587	350,368
Coca-Cola Co. / The (Beverages)		167,209	7,096,350
Constellation Brands, Inc. Class A (Beverages)		7,464	1,209,690
Dr Pepper Snapple Group, Inc. (Beverages)		7,898	773,372
Molson Coors Brewing Co. Class B (Beverages)		7,954	761,277
Monster Beverage Corp. (Beverages)	(a)	17,489	807,467
PepsiCo, Inc. (Beverages)		61,767	6,909,257
Costco Wholesale Corp. (Food & Staples Retailing)		18,978	3,182,421
CVS Health Corp. (Food & Staples Retailing)		44,365	3,482,653
Kroger Co. / The (Food & Staples Retailing)		39,918	1,177,181
Sysco Corp. (Food & Staples Retailing)		21,476	1,115,034
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		36,965	3,069,943
Wal-Mart Stores, Inc. (Food & Staples Retailing)		65,131	4,694,642
Whole Foods Market, Inc. (Food & Staples Retailing)		13,814	410,552
Archer-Daniels-Midland Co. (Food Products)		24,686	1,136,543
Campbell Soup Co. (Food Products)		8,407	481,217
Conagra Brands, Inc. (Food Products)		17,984	725,475
General Mills, Inc. (Food Products)		25,036	1,477,374
Hershey Co. / The (Food Products)		6,060	662,055
Hormel Foods Corp. (Food Products)		11,699	405,136
J.M. Smucker Co. / The (Food Products)		5,026	658,808
Kellogg Co. (Food Products)		10,885	790,360
Kraft Heinz Co. / The (Food Products)		25,795	2,342,444
McCormick & Co., Inc. (Food Products)		4,974	485,214
Mead Johnson Nutrition Co. (Food Products)		7,969	709,879
Mondelez International, Inc. Class A (Food Products)		66,026	2,844,400
Tyson Foods, Inc. Class A (Food Products)		12,400	765,204
Church & Dwight Co., Inc. (Household Products)		11,132	555,153
Clorox Co. / The (Household Products)		5,528	745,340
Colgate-Palmolive Co. (Household Products)		38,178	2,794,248
Kimberly-Clark Corp. (Household Products)		15,385	2,025,128
Procter & Gamble Co. / The (Household Products)		110,614	9,938,668
Coty, Inc. Class A (Personal Products)		20,385	369,580
Estee Lauder Cos., Inc. / The Class A (Personal Products)		9,650	818,223
Altria Group, Inc. (Tobacco)		83,931	5,994,352
Philip Morris International, Inc. (Tobacco)		67,121	7,577,961
Reynolds American, Inc. (Tobacco)		35,782	2,254,982
			81,597,951
ENERGY - 6.5%
Baker Hughes, Inc. (Energy Equip. & Svs.)		18,388	1,099,970
Halliburton Co. (Energy Equip. & Svs.)		37,465	1,843,653
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		4,688	312,080
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		16,344	655,231
Schlumberger Ltd. (Energy Equip. & Svs.)		60,301	4,709,508
TechnipFMC PLC (Energy Equip. & Svs.)	(a)	20,372	662,090
Transocean Ltd. (Energy Equip. & Svs.)	(a)	16,906	210,480
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		24,185	1,499,470
Apache Corp. (Oil, Gas & Consumable Fuels)		16,385	842,025
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		20,520	490,633
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	33,259	197,558
Chevron Corp. (Oil, Gas & Consumable Fuels)		81,896	8,793,174
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4,107	490,745
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,394	820,606
ConocoPhillips (Oil, Gas & Consumable Fuels)		53,566	2,671,336
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		22,659	945,333
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		24,929	2,431,824
EQT Corp. (Oil, Gas & Consumable Fuels)		7,476	456,784
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		179,391	14,711,856
Hess Corp. (Oil, Gas & Consumable Fuels)		11,627	560,538
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		83,053	1,805,572
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		36,608	578,406
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		22,814	1,153,020
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		7,068	202,074
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	8,620	318,164
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		18,789	645,214
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		33,049	2,093,985
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		9,100	504,504
Phillips 66 (Oil, Gas & Consumable Fuels)		19,137	1,516,033
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,355	1,369,722
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8,186	238,213
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	21,591	176,398
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5,091	412,676
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		19,583	1,298,157
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		35,689	1,056,038
			57,773,070
FINANCIALS - 14.3%
Bank of America Corp. (Banks)		433,751	10,232,186
BB&T Corp. (Banks)		35,069	1,567,584
Citigroup, Inc. (Banks)		119,858	7,169,906
Citizens Financial Group, Inc. (Banks)		21,974	759,202
Comerica, Inc. (Banks)		7,582	519,974
Fifth Third Bancorp (Banks)		32,393	822,782
Huntington Bancshares, Inc. (Banks)		46,870	627,589
JPMorgan Chase & Co. (Banks)		154,560	13,576,550
KeyCorp (Banks)		46,675	829,881
M&T Bank Corp. (Banks)		6,657	1,030,038
People's United Financial, Inc. (Banks)		14,861	270,470
PNC Financial Services Group, Inc. / The (Banks)		21,021	2,527,565
Regions Financial Corp. (Banks)		52,049	756,272
SunTrust Banks, Inc. (Banks)		21,284	1,177,005
U.S. Bancorp (Banks)		68,918	3,549,277
Wells Fargo & Co. (Banks)		194,836	10,844,572
Zions Bancorporation (Banks)		8,883	373,086
Affiliated Managers Group, Inc. (Capital Markets)		2,448	401,325
Ameriprise Financial, Inc. (Capital Markets)		6,663	864,058
Bank of New York Mellon Corp. / The (Capital Markets)		44,873	2,119,352
BlackRock, Inc. (Capital Markets)		5,264	2,018,797
CBOE Holdings, Inc. (Capital Markets)		3,975	322,253
Charles Schwab Corp. / The (Capital Markets)		52,551	2,144,606
CME Group, Inc. (Capital Markets)		14,694	1,745,647
E*TRADE Financial Corp. (Capital Markets)	(a)	11,855	413,621
Franklin Resources, Inc. (Capital Markets)		14,906	628,139
Goldman Sachs Group, Inc. / The (Capital Markets)		16,027	3,681,722
Intercontinental Exchange, Inc. (Capital Markets)		25,757	1,542,072
Invesco Ltd. (Capital Markets)		17,408	533,207
Moody's Corp. (Capital Markets)		7,215	808,369
Morgan Stanley (Capital Markets)		62,270	2,667,647
Nasdaq, Inc. (Capital Markets)		4,959	344,403
Northern Trust Corp. (Capital Markets)		9,296	804,848
Raymond James Financial, Inc. (Capital Markets)		5,519	420,879
S&P Global, Inc. (Capital Markets)		11,202	1,464,549
State Street Corp. (Capital Markets)		15,519	1,235,468
T. Rowe Price Group, Inc. (Capital Markets)		10,551	719,051
American Express Co. (Consumer Finance)		32,756	2,591,327
Capital One Financial Corp. (Consumer Finance)		20,774	1,800,275
Discover Financial Services (Consumer Finance)		16,655	1,139,035
Navient Corp. (Consumer Finance)		12,531	184,958
Synchrony Financial (Consumer Finance)		33,290	1,141,847
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	82,193	13,699,929
Leucadia National Corp. (Diversified Financial Svs.)		14,051	365,326
Aflac, Inc. (Insurance)		17,364	1,257,501
Allstate Corp. / The (Insurance)		15,798	1,287,379
American International Group, Inc. (Insurance)		40,257	2,513,245
Aon PLC (Insurance)		11,383	1,351,048
Arthur J. Gallagher & Co. (Insurance)		7,704	435,584
Assurant, Inc. (Insurance)		2,400	229,608
Chubb Ltd. (Insurance)		20,161	2,746,936
Cincinnati Financial Corp. (Insurance)		6,476	468,021
Hartford Financial Services Group, Inc. / The (Insurance)		16,149	776,282
Lincoln National Corp. (Insurance)		9,731	636,894
Loews Corp. (Insurance)		11,943	558,574
Marsh & McLennan Cos., Inc. (Insurance)		22,313	1,648,708
MetLife, Inc. (Insurance)		47,035	2,484,389
Principal Financial Group, Inc. (Insurance)		11,557	729,362
Progressive Corp. / The (Insurance)		25,124	984,358
Prudential Financial, Inc. (Insurance)		18,602	1,984,461
Torchmark Corp. (Insurance)		4,726	364,091
Travelers Cos., Inc. / The (Insurance)		12,101	1,458,655
Unum Group (Insurance)		9,896	464,023
Willis Towers Watson PLC (Insurance)		5,507	720,811
XL Group Ltd. (Insurance)		11,431	455,640
			125,992,219
HEALTH CARE - 13.8%
AbbVie, Inc. (Biotechnology)		68,969	4,494,020
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	9,716	1,177,968
Amgen, Inc. (Biotechnology)		31,865	5,228,091
Biogen, Inc. (Biotechnology)	(a)	9,341	2,554,016
Celgene Corp. (Biotechnology)	(a)	33,659	4,188,189
Gilead Sciences, Inc. (Biotechnology)		56,548	3,840,740
Incyte Corp. (Biotechnology)	(a)	7,620	1,018,565
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,289	1,274,520
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	10,745	1,174,966
Abbott Laboratories (Health Care Equip. & Supplies)		74,740	3,319,203
Baxter International, Inc. (Health Care Equip. & Supplies)		21,097	1,094,090
Becton Dickinson and Co. (Health Care Equip. & Supplies)		9,202	1,688,015
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	59,162	1,471,359
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		2,110	421,768
C.R. Bard, Inc. (Health Care Equip. & Supplies)		3,110	772,959
Danaher Corp. (Health Care Equip. & Supplies)		26,390	2,257,137
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		9,910	618,780
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	9,189	864,409
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	12,049	512,685
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	3,805	588,291
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,588	1,217,154
Medtronic PLC (Health Care Equip. & Supplies)		59,283	4,775,838
Stryker Corp. (Health Care Equip. & Supplies)		13,387	1,762,399
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,050	369,076
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		8,696	1,061,869
Aetna, Inc. (Health Care Providers & Svs.)		15,208	1,939,780
AmerisourceBergen Corp. (Health Care Providers & Svs.)		7,137	631,624
Anthem, Inc. (Health Care Providers & Svs.)		11,430	1,890,293
Cardinal Health, Inc. (Health Care Providers & Svs.)		13,635	1,111,934
Centene Corp. (Health Care Providers & Svs.)	(a)	7,434	529,747
Cigna Corp. (Health Care Providers & Svs.)		11,116	1,628,383
DaVita, Inc. (Health Care Providers & Svs.)	(a)	6,714	456,351
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	5,101	312,793
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	26,191	1,726,249
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	12,479	1,110,506
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	3,414	580,278
Humana, Inc. (Health Care Providers & Svs.)		6,456	1,330,840
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	4,415	633,420
McKesson Corp. (Health Care Providers & Svs.)		9,170	1,359,544
Patterson Cos., Inc. (Health Care Providers & Svs.)		3,647	164,954
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		6,004	589,533
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		41,627	6,827,244
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		3,896	484,857
Cerner Corp. (Health Care Technology)	(a)	12,671	745,688
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		13,898	734,787
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	6,329	1,079,981
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,121	536,858
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		4,755	276,075
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		16,886	2,593,690
Waters Corp. (Life Sciences Tools & Svs.)	(a)	3,482	544,271
Allergan PLC (Pharmaceuticals)		14,502	3,464,818
Bristol-Myers Squibb Co. (Pharmaceuticals)		72,368	3,935,372
Eli Lilly & Co. (Pharmaceuticals)		42,008	3,533,293
Johnson & Johnson (Pharmaceuticals)		117,411	14,623,540
Mallinckrodt PLC (Pharmaceuticals)	(a)	4,519	201,412
Merck & Co., Inc. (Pharmaceuticals)		118,791	7,547,980
Mylan NV (Pharmaceuticals)	(a)	19,910	776,291
Perrigo Co. PLC (Pharmaceuticals)		6,199	411,552
Pfizer, Inc. (Pharmaceuticals)		257,538	8,810,375
Zoetis, Inc. (Pharmaceuticals)		21,330	1,138,382
			122,008,802
INDUSTRIALS - 10.0%
Arconic, Inc. (Aerospace & Defense)		19,047	501,698
Boeing Co. / The (Aerospace & Defense)		24,645	4,358,715
General Dynamics Corp. (Aerospace & Defense)		12,310	2,304,432
L3 Technologies, Inc. (Aerospace & Defense)		3,360	555,374
Lockheed Martin Corp. (Aerospace & Defense)		10,802	2,890,615
Northrop Grumman Corp. (Aerospace & Defense)		7,550	1,795,692
Raytheon Co. (Aerospace & Defense)		12,701	1,936,902
Rockwell Collins, Inc. (Aerospace & Defense)		5,645	548,468
Textron, Inc. (Aerospace & Defense)		11,649	554,376
TransDigm Group, Inc. (Aerospace & Defense)		2,166	476,867
United Technologies Corp. (Aerospace & Defense)		32,422	3,638,073
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		6,075	469,537
Expeditors International of Washington, Inc. (Air Freight & Logistics)		7,834	442,543
FedEx Corp. (Air Freight & Logistics)		10,600	2,068,590
United Parcel Service, Inc. Class B (Air Freight & Logistics)		29,814	3,199,042
Alaska Air Group, Inc. (Airlines)		5,330	491,533
American Airlines Group, Inc. (Airlines)		21,772	920,956
Delta Air Lines, Inc. (Airlines)		31,591	1,451,922
Southwest Airlines Co. (Airlines)		26,710	1,435,930
United Continental Holdings, Inc. (Airlines)	(a)	12,372	873,958
Allegion PLC (Building Products)		4,161	314,988
Fortune Brands Home & Security, Inc. (Building Products)		6,665	405,565
Johnson Controls International plc (Building Products)		40,586	1,709,482
Masco Corp. (Building Products)		13,783	468,484
Cintas Corp. (Commercial Svs. & Supplies)		3,698	467,945
Republic Services, Inc. (Commercial Svs. & Supplies)		10,066	632,245
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	3,690	305,864
Waste Management, Inc. (Commercial Svs. & Supplies)		17,529	1,278,215
Fluor Corp. (Construction & Engineering)		6,039	317,772
Jacobs Engineering Group, Inc. (Construction & Engineering)		5,271	291,381
Quanta Services, Inc. (Construction & Engineering)	(a)	6,573	243,924
Acuity Brands, Inc. (Electrical Equip.)		1,905	388,620
AMETEK, Inc. (Electrical Equip.)		9,888	534,743
Eaton Corp. PLC (Electrical Equip.)		19,444	1,441,773
Emerson Electric Co. (Electrical Equip.)		27,892	1,669,615
Rockwell Automation, Inc. (Electrical Equip.)		5,579	868,706
3M Co. (Industrial Conglomerates)		25,799	4,936,123
General Electric Co. (Industrial Conglomerates)		377,500	11,249,500
Honeywell International, Inc. (Industrial Conglomerates)		32,934	4,112,469
Roper Technologies, Inc. (Industrial Conglomerates)		4,400	908,556
Caterpillar, Inc. (Machinery)		25,363	2,352,672
Cummins, Inc. (Machinery)		6,687	1,011,074
Deere & Co. (Machinery)		12,674	1,379,692
Dover Corp. (Machinery)		6,714	539,470
Flowserve Corp. (Machinery)		5,667	274,396
Fortive Corp. (Machinery)		13,015	783,763
Illinois Tool Works, Inc. (Machinery)		13,501	1,788,477
Ingersoll-Rand PLC (Machinery)		11,214	911,922
PACCAR, Inc. (Machinery)		15,155	1,018,416
Parker-Hannifin Corp. (Machinery)		5,773	925,527
Pentair PLC (Machinery)		7,211	452,707
Snap-on, Inc. (Machinery)		2,513	423,868
Stanley Black & Decker, Inc. (Machinery)		6,593	876,012
Xylem, Inc. (Machinery)		7,764	389,908
Dun & Bradstreet Corp. / The (Professional Svs.)		1,589	171,517
Equifax, Inc. (Professional Svs.)		5,184	708,860
Nielsen Holdings PLC (Professional Svs.)		14,527	600,110
Robert Half International, Inc. (Professional Svs.)		5,508	268,956
Verisk Analytics, Inc. (Professional Svs.)	(a)	6,667	540,960
CSX Corp. (Road & Rail)		40,064	1,864,979
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,810	349,529
Kansas City Southern (Road & Rail)		4,674	400,842
Norfolk Southern Corp. (Road & Rail)		12,549	1,405,112
Ryder System, Inc. (Road & Rail)		2,338	176,379
Union Pacific Corp. (Road & Rail)		35,192	3,727,537
Fastenal Co. (Trading Companies & Distributors)		12,481	642,771
United Rentals, Inc. (Trading Companies & Distributors)	(a)	3,671	459,059
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,331	542,564
			88,448,272
INFORMATION TECHNOLOGY - 21.9%
Cisco Systems, Inc. (Communications Equip.)		216,664	7,323,243
F5 Networks, Inc. (Communications Equip.)	(a)	2,797	398,768
Harris Corp. (Communications Equip.)		5,366	597,075
Juniper Networks, Inc. (Communications Equip.)		16,563	460,948
Motorola Solutions, Inc. (Communications Equip.)		7,111	613,110
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		13,310	947,273
Corning, Inc. (Electronic Equip., Instr. & Comp.)		40,089	1,082,403
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		5,981	216,991
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		15,348	1,144,193
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	7,554	450,974
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	12,864	10,906,099
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	12,775	10,597,629
eBay, Inc. (Internet Software & Svs.)	(a)	43,712	1,467,412
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	101,897	14,474,469
VeriSign, Inc. (Internet Software & Svs.)	(a)	3,829	333,544
Yahoo!, Inc. (Internet Software & Svs.)	(a)	37,981	1,762,698
Accenture PLC Class A (IT Svs.)		26,936	3,229,088
Alliance Data Systems Corp. (IT Svs.)		2,413	600,837
Automatic Data Processing, Inc. (IT Svs.)		19,415	1,987,902
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	26,327	1,566,983
CSRA, Inc. (IT Svs.)		6,362	186,343
Fidelity National Information Services, Inc. (IT Svs.)		14,207	1,131,161
Fiserv, Inc. (IT Svs.)	(a)	9,261	1,067,886
Global Payments, Inc. (IT Svs.)		6,641	535,796
International Business Machines Corp. (IT Svs.)		37,138	6,467,211
Mastercard, Inc. Class A (IT Svs.)		40,766	4,584,952
Paychex, Inc. (IT Svs.)		13,801	812,879
PayPal Holdings, Inc. (IT Svs.)	(a)	48,577	2,089,783
Teradata Corp. (IT Svs.)	(a)	5,701	177,415
Total System Services, Inc. (IT Svs.)		7,168	383,201
Visa, Inc. (IT Svs.)		80,395	7,144,704
Western Union Co. / The (IT Svs.)		20,737	421,998
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	33,360	485,388
Analog Devices, Inc. (Semiconductors & Equip.)		15,765	1,291,942
Applied Materials, Inc. (Semiconductors & Equip.)		46,758	1,818,886
Broadcom Ltd. (Semiconductors & Equip.)		17,348	3,798,518
Intel Corp. (Semiconductors & Equip.)		204,544	7,377,902
KLA-Tencor Corp. (Semiconductors & Equip.)		6,746	641,342
Lam Research Corp. (Semiconductors & Equip.)		7,075	908,147
Microchip Technology, Inc. (Semiconductors & Equip.)		9,332	688,515
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	44,832	1,295,645
NVIDIA Corp. (Semiconductors & Equip.)		25,482	2,775,754
Qorvo, Inc. (Semiconductors & Equip.)	(a)	5,543	380,028
QUALCOMM, Inc. (Semiconductors & Equip.)		63,900	3,664,026
Skyworks Solutions, Inc. (Semiconductors & Equip.)		7,993	783,154
Texas Instruments, Inc. (Semiconductors & Equip.)		43,234	3,482,931
Xilinx, Inc. (Semiconductors & Equip.)		10,740	621,739
Activision Blizzard, Inc. (Software)		29,916	1,491,612
Adobe Systems, Inc. (Software)	(a)	21,440	2,789,987
Autodesk, Inc. (Software)	(a)	8,465	731,969
CA, Inc. (Software)		13,595	431,233
Citrix Systems, Inc. (Software)	(a)	6,742	562,215
Electronic Arts, Inc. (Software)	(a)	13,325	1,192,854
Intuit, Inc. (Software)		10,554	1,224,158
Microsoft Corp. (Software)		334,355	22,020,620
Oracle Corp. (Software)		129,662	5,784,222
Red Hat, Inc. (Software)	(a)	7,701	666,136
salesforce.com, Inc. (Software)	(a)	28,325	2,336,529
Symantec Corp. (Software)		26,739	820,353
Synopsys, Inc. (Software)	(a)	6,569	473,822
Apple, Inc. (Tech. Hardware, Storage & Periph.)		227,004	32,611,395
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		72,036	1,707,253
HP, Inc. (Tech. Hardware, Storage & Periph.)		73,223	1,309,227
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		11,679	488,766
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		12,896	592,313
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		12,452	1,027,664
Xerox Corp. (Tech. Hardware, Storage & Periph.)		36,994	271,536
			193,712,749
MATERIALS - 2.8%
Air Products & Chemicals, Inc. (Chemicals)		9,430	1,275,785
Albemarle Corp. (Chemicals)		4,861	513,516
CF Industries Holdings, Inc. (Chemicals)		10,125	297,169
Dow Chemical Co. / The (Chemicals)		48,270	3,067,076
Eastman Chemical Co. (Chemicals)		6,384	515,827
Ecolab, Inc. (Chemicals)		11,327	1,419,726
E.I. du Pont de Nemours & Co. (Chemicals)		37,392	3,003,699
FMC Corp. (Chemicals)		5,801	403,692
International Flavors & Fragrances, Inc. (Chemicals)		3,444	456,433
LyondellBasell Industries NV Class A (Chemicals)		14,266	1,300,917
Monsanto Co. (Chemicals)		18,963	2,146,612
Mosaic Co. / The (Chemicals)		15,155	442,223
PPG Industries, Inc. (Chemicals)		11,109	1,167,334
Praxair, Inc. (Chemicals)		12,365	1,466,489
Sherwin-Williams Co. / The (Chemicals)		3,510	1,088,767
Martin Marietta Materials, Inc. (Construction Materials)		2,741	598,223
Vulcan Materials Co. (Construction Materials)		5,743	691,917
Avery Dennison Corp. (Containers & Packaging)		3,857	310,874
Ball Corp. (Containers & Packaging)		7,539	559,846
International Paper Co. (Containers & Packaging)		17,769	902,310
Sealed Air Corp. (Containers & Packaging)		8,472	369,210
WestRock Co. (Containers & Packaging)		10,859	564,994
Freeport-McMoRan, Inc. (Metals & Mining)	(a)	57,493	768,106
Newmont Mining Corp. (Metals & Mining)		22,983	757,520
Nucor Corp. (Metals & Mining)		13,783	823,121
			24,911,386
REAL ESTATE - 2.9%
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		3,837	424,065
American Tower Corp. (Equity Real Estate Investment Trusts)		18,486	2,246,788
Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts)		6,799	301,536
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)		5,938	1,090,217
Boston Properties, Inc. (Equity Real Estate Investment Trusts)		6,652	880,791
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		15,597	1,473,137
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)		6,886	732,602
Equinix, Inc. (Equity Real Estate Investment Trusts)		3,362	1,346,044
Equity Residential (Equity Real Estate Investment Trusts)		15,869	987,369
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)		2,832	655,693
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)		5,446	405,128
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)		3,098	413,583
GGP, Inc. (Equity Real Estate Investment Trusts)		25,226	584,739
HCP, Inc. (Equity Real Estate Investment Trusts)		20,224	632,607
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)		32,074	598,501
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)		10,609	378,423
Kimco Realty Corp. (Equity Real Estate Investment Trusts)		18,328	404,866
Macerich Co. / The (Equity Real Estate Investment Trusts)		5,229	336,748
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)		4,921	500,663
Prologis, Inc. (Equity Real Estate Investment Trusts)		22,943	1,190,283
Public Storage (Equity Real Estate Investment Trusts)		6,461	1,414,378
Realty Income Corp. (Equity Real Estate Investment Trusts)		11,703	696,680
Regency Centers Corp. (Equity Real Estate Investment Trusts)		6,344	421,178
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)		13,835	2,380,035
SL Green Realty Corp. (Equity Real Estate Investment Trusts)		4,342	462,944
UDR, Inc. (Equity Real Estate Investment Trusts)		11,561	419,202
Ventas, Inc. (Equity Real Estate Investment Trusts)		15,378	1,000,185
Vornado Realty Trust (Equity Real Estate Investment Trusts)		7,447	747,009
Welltower, Inc. (Equity Real Estate Investment Trusts)		15,772	1,116,973
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)		32,406	1,101,156
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	12,982	451,644
			25,795,167
TELECOMMUNICATION SERVICES - 2.4%
AT&T, Inc. (Diversified Telecom. Svs.)		265,727	11,040,957
CenturyLink, Inc. (Diversified Telecom. Svs.)		23,616	556,629
Level 3 Communications, Inc. (Diversified Telecom. Svs.)	(a)	12,629	722,631
Verizon Communications, Inc. (Diversified Telecom. Svs.)		176,356	8,597,355
			20,917,572
UTILITIES - 3.2%
Alliant Energy Corp. (Electric Utilities)		9,847	390,040
American Electric Power Co., Inc. (Electric Utilities)		21,269	1,427,788
Duke Energy Corp. (Electric Utilities)		30,290	2,484,083
Edison International (Electric Utilities)		14,095	1,122,103
Entergy Corp. (Electric Utilities)		7,733	587,399
Eversource Energy (Electric Utilities)		13,685	804,404
Exelon Corp. (Electric Utilities)		40,078	1,442,006
FirstEnergy Corp. (Electric Utilities)		19,086	607,317
NextEra Energy, Inc. (Electric Utilities)		20,242	2,598,466
PG&E Corp. (Electric Utilities)		21,942	1,456,071
Pinnacle West Capital Corp. (Electric Utilities)		4,814	401,391
PPL Corp. (Electric Utilities)		29,519	1,103,715
Southern Co. / The (Electric Utilities)		42,879	2,134,517
Xcel Energy, Inc. (Electric Utilities)		21,911	973,944
AES Corp. (Ind. Power & Renewable Elec.)		28,592	319,659
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		13,722	256,601
Ameren Corp. (Multi-Utilities)		10,491	572,704
CenterPoint Energy, Inc. (Multi-Utilities)		18,624	513,464
CMS Energy Corp. (Multi-Utilities)		12,077	540,325
Consolidated Edison, Inc. (Multi-Utilities)		13,193	1,024,568
Dominion Resources, Inc. (Multi-Utilities)		27,212	2,110,835
DTE Energy Co. (Multi-Utilities)		7,774	793,803
NiSource, Inc. (Multi-Utilities)		13,974	332,441
Public Service Enterprise Group, Inc. (Multi-Utilities)		21,898	971,176
SCANA Corp. (Multi-Utilities)		6,186	404,255
Sempra Energy (Multi-Utilities)		10,844	1,198,262
WEC Energy Group, Inc. (Multi-Utilities)		13,641	827,054
American Water Works Co., Inc. (Water Utilities)		7,684	597,585
			27,995,976
Total Common Stocks (Cost $663,641,513)			$877,307,354

Money Market Funds - 0.5%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		3,841,004	$3,841,004
Total Money Market Funds (Cost $3,841,004)			$3,841,004

Total Investments - 99.7% (Cost $664,482,517)	(b)		$881,148,358
Other Assets in Excess of Liabilities - 0.3%	(c)		3,019,743
Net Assets - 100.0%			$884,168,101

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(c) Includes $416,967 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2017:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	CME E-mini S&P 500 Index Contracts (United States)	June 16, 2017	41	$4,836,360	$4,848,566	$(12,206)	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 98.0%		Shares	Value
CONSUMER DISCRETIONARY - 4.2%
McDonald's Corp. (Hotels, Restaurants & Leisure)		159,525	$20,676,035
CONSUMER STAPLES - 18.8%
Coca-Cola Co. / The (Beverages)		425,350	18,051,854
PepsiCo, Inc. (Beverages)		39,400	4,407,284
General Mills, Inc. (Food Products)		47,200	2,785,272
Kimberly-Clark Corp. (Household Products)		62,900	8,279,527
Procter & Gamble Co. / The (Household Products)		132,690	11,922,196
Altria Group, Inc. (Tobacco)		314,995	22,496,943
Philip Morris International, Inc. (Tobacco)		221,045	24,955,981
			92,899,057
ENERGY - 11.0%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	1,782,300	10,259,124
Chevron Corp. (Oil, Gas & Consumable Fuels)		134,480	14,439,118
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		183,225	15,026,282
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		131,550	8,335,008
TOTAL SA (Oil, Gas & Consumable Fuels)	(a)	123,625	6,250,900
			54,310,432
FINANCIALS - 0.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	(a)	19,250	3,768,231
HEALTH CARE - 18.3%
AbbVie, Inc. (Biotechnology)		345,700	22,525,812
AstraZeneca PLC (Pharmaceuticals)	(a)	196,605	12,088,664
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	527,756	10,973,601
Merck & Co., Inc. (Pharmaceuticals)		267,100	16,971,534
Novartis AG (Pharmaceuticals)	(a)	65,014	4,827,778
Sanofi (Pharmaceuticals)	(a)	256,036	23,144,422
			90,531,811
INFORMATION TECHNOLOGY - 0.5%
Paychex, Inc. (IT Svs.)		42,700	2,515,030
REAL ESTATE - 9.3%
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		179,700	16,972,665
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)		44,870	4,773,719
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)		116,000	5,059,920
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)		43,000	1,418,570
Realty Income Corp. (Equity Real Estate Investment Trusts)		73,800	4,393,314
Ventas, Inc. (Equity Real Estate Investment Trusts)		119,180	7,751,467
Welltower, Inc. (Equity Real Estate Investment Trusts)		78,800	5,580,616
			45,950,271
TELECOMMUNICATION SERVICES - 16.8%
AT&T, Inc. (Diversified Telecom. Svs.)		545,223	22,654,016
BCE, Inc. (Diversified Telecom. Svs.)		430,780	19,073,073
Verizon Communications, Inc. (Diversified Telecom. Svs.)		434,901	21,201,424
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		761,393	20,123,617
			83,052,130
UTILITIES - 18.3%
American Electric Power Co., Inc. (Electric Utilities)		70,600	4,739,378
Duke Energy Corp. (Electric Utilities)		222,906	18,280,521
PPL Corp. (Electric Utilities)		320,900	11,998,451
Southern Co. / The (Electric Utilities)		290,935	14,482,744
Consolidated Edison, Inc. (Multi-Utilities)		65,000	5,047,900
Dominion Resources, Inc. (Multi-Utilities)		205,400	15,932,878
National Grid PLC (Multi-Utilities)	(a)	1,294,800	16,427,517
Public Service Enterprise Group, Inc. (Multi-Utilities)		83,150	3,687,703
			90,597,092
Total Common Stocks (Cost $452,833,898)			$484,300,089

Money Market Funds - 2.1%		Shares	Value
State Street Institutional Treasury Plus Money Market Fund
Institutional Class		2,406,180	$2,406,180
State Street Institutional U.S. Government Money Market Fund
Institutional Class		7,879,286	7,879,286
Total Money Market Funds (Cost $10,285,466)			$10,285,466

Total Investments - 100.1% (Cost $463,119,364)	(b)		$494,585,555
Liabilities in Excess of Other Assets - (0.1)%			(472,064)
Net Assets - 100.0%			$494,113,491

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $87,740,237, or 17.8% of the Portfolio's net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Corporate Bonds - 95.1%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 23.8%
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	$950,000	$932,188
American Axle & Manufacturing, Inc. (Auto Components)		6.625%	10/15/2022	125,000	128,750
American Axle & Manufacturing, Inc. (Auto Components)		6.250%	03/15/2021	275,000	282,563
American Axle & Manufacturing, Inc. (Auto Components)	(a)	6.500%	04/01/2027	625,000	623,044
Cooper-Standard Automotive, Inc. (Auto Components)	(a)	5.625%	11/15/2026	225,000	225,000
Dana Financing Luxembourg Sarl (Auto Components)	(a)	6.500%	06/01/2026	800,000	834,000
Dana Financing Luxembourg Sarl (Auto Components)	(a)	5.750%	04/15/2025	175,000	176,531
Gates Global LLC / Gates Global Co. (Auto Components)	(a)	6.000%	07/15/2022	1,550,000	1,577,125
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	300,000	312,750
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	200,000	205,000
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	325,000	325,000
IHO Verwaltung GmbH (Auto Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	1,075,000	1,048,125
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	9.000%	04/01/2022	525,000	549,938
MPG Holdco I, Inc. (Auto Components)		7.375%	10/15/2022	625,000	678,125
Tenneco, Inc. (Auto Components)		5.000%	07/15/2026	100,000	97,937
Omega U.S. Sub, LLC (Auto Components)	(a)	8.750%	07/15/2023	775,000	822,143
ZF North America Capital, Inc. (Auto Components)	(a)	4.750%	04/29/2025	525,000	543,375
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.450%	08/15/2027	300,000	327,750
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)		7.100%	03/01/2018	450,000	465,750
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)	(a)	5.125%	11/15/2024	700,000	717,500
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	04/01/2022	1,175,000	1,219,063
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	01/15/2024	550,000	576,813
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	377,344
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	300,000	309,000
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.875%	05/15/2023	525,000	565,688
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	650,000	695,500
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	06/01/2024	375,000	384,375
Chester Downs & Marina LLC (Hotels, Restaurants & Leisure)	(a)	9.250%	02/01/2020	900,000	920,250
Eagle II Acquisition Co. LLC (Hotels, Restaurants & Leisure)	(a)	6.000%	04/01/2025	325,000	334,750
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/01/2023	300,000	318,000
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/15/2026	125,000	129,063
Hilton Domestic Operations (Hotels, Restaurants & Leisure)	(a)	4.250%	09/01/2024	250,000	246,875
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.625%	04/01/2025	375,000	378,750
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	06/01/2024	150,000	153,188
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	305,250
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	50,000	52,750
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	750,000	864,844
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	150,000	165,000
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	1,575,000	1,527,750
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	925,000	937,719
NPC International, Inc. / NPC Operating Co. A, Inc. / NPC Operating Co. B, Inc. (Hotels, Restaurants & Leisure)		10.500%	01/15/2020	225,000	231,975
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	375,000	372,188
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	05/01/2024	1,075,000	1,089,781
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	08/15/2021	900,000	915,750
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2021	1,400,000	1,421,000
Seminole Indian Tribe of Florida (Hotels, Restaurants & Leisure)	(a)	7.804%	10/01/2020	520,000	535,600
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	07/31/2024	350,000	345,406
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	825,000	822,938
Station Casinos LLC (Hotels, Restaurants & Leisure)		7.500%	03/01/2021	625,000	650,000
RSI Home Products, Inc. (Household Durables)	(a)	6.500%	03/15/2023	975,000	1,004,250
FGI Operating Co. LLC / FGI Finance, Inc. (Acquired 04/12/2012 through 11/04/2013, Cost $812,624) (Leisure Products)	(c)	7.875%	05/01/2020	800,000	556,000
Acosta, Inc. (Media)	(a)	7.750%	10/01/2022	1,275,000	1,082,475
Altice SA (Media)	(a)	7.625%	02/15/2025	1,425,000	1,506,047
Altice U.S. Finance II Corp. (Media)	(a)	7.750%	07/15/2025	1,175,000	1,299,109
Altice U.S. Finance I Corp. (Media)	(a)	5.375%	07/15/2023	375,000	388,594
AMC Entertainment Holdings, Inc. (Media)	(a)	5.875%	11/15/2026	300,000	303,375
AMC Entertainment Holdings, Inc. (Media)	(a)	6.125%	05/15/2027	200,000	201,750
AMC Networks, Inc. (Media)		5.000%	04/01/2024	800,000	801,000
Cablevision Systems Corp. (Media)		5.875%	09/15/2022	1,200,000	1,210,500
CBS Radio, Inc. (Media)	(a)	7.250%	11/01/2024	600,000	630,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	154,484
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	338,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	1,275,000	1,326,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	05/01/2025	175,000	179,594
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	150,000	157,500
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	1,625,000	1,636,172
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	750,000	761,250
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	100,000	101,375
Clear Channel International BV (Media)	(a)	8.750%	12/15/2020	50,000	53,125
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	279,125
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	725,000	752,637
CSC Holdings LLC (Media)		5.250%	06/01/2024	250,000	249,063
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	500,000	508,125
DISH DBS Corp. (Media)		5.875%	07/15/2022	1,325,000	1,392,072
DISH DBS Corp. (Media)		5.875%	11/15/2024	375,000	393,750
DISH DBS Corp. (Media)		7.750%	07/01/2026	650,000	755,625
EMI Music Publishing Group North America Holdings, Inc. (Media)	(a)	7.625%	06/15/2024	975,000	1,062,750
Gannett Co., Inc. (Media)	(a)	5.500%	09/15/2024	225,000	230,344
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	725,000	737,687
Gray Television, Inc. (Media)	(a)	5.125%	10/15/2024	250,000	246,875
iHeartCommunications, Inc. (Media)		9.000%	03/01/2021	700,000	531,125
Intelsat Jackson Holdings SA (Media)		7.500%	04/01/2021	1,525,000	1,374,406
Intelsat Jackson Holdings SA (Media)		5.500%	08/01/2023	550,000	451,687
Intelsat Jackson Holdings SA (Media)	(a)	8.000%	02/15/2024	675,000	715,500
Lamar Media Corp. (Media)		5.375%	01/15/2024	275,000	283,937
LIN Television Corp. (Media)		5.875%	11/15/2022	350,000	362,250
Live Nation Entertainment, Inc. (Media)	(a)	4.875%	11/01/2024	250,000	250,000
Lynx II Corp. (Media)	(a)	6.375%	04/15/2023	475,000	495,187
Nexstar Broadcasting, Inc. (Media)	(a)	6.125%	02/15/2022	475,000	494,000
Nexstar Escrow Corp. (Media)	(a)	5.625%	08/01/2024	1,025,000	1,040,375
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(a)	5.000%	04/15/2022	1,250,000	1,278,125
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	02/15/2022	300,000	310,500
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	02/15/2024	300,000	313,500
Radio One, Inc. (Media)	(a)	9.250%	02/15/2020	650,000	627,250
Radio One, Inc. (Media)	(a)	7.375%	04/15/2022	625,000	653,125
Regal Entertainment Group (Media)		5.750%	02/01/2025	550,000	567,875
Regal Entertainment Group (Media)		5.750%	03/15/2022	100,000	104,375
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	875,000	885,937
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	750,000	768,750
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	250,000	241,250
Sirius XM Radio, Inc. (Media)	(a)	4.625%	05/15/2023	1,175,000	1,201,437
Sirius XM Radio, Inc. (Media)	(a)	6.000%	07/15/2024	275,000	294,937
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	150,000	153,525
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	741,313
TEGNA, Inc. (Media)		6.375%	10/15/2023	700,000	740,250
Townsquare Media, Inc. (Media)	(a)	6.500%	04/01/2023	200,000	199,750
Tribune Media Co. (Media)		5.875%	07/15/2022	1,375,000	1,433,437
Unitymedia KabelBW GmbH (Media)	(a)	6.125%	01/15/2025	975,000	1,026,187
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(a)	5.500%	01/15/2023	475,000	493,948
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(a)	5.000%	01/15/2025	200,000	204,500
Virgin Media Finance PLC (Media)	(a)	6.000%	10/15/2024	800,000	829,000
Virgin Media Finance PLC (Media)	(a)	5.750%	01/15/2025	400,000	401,000
Virgin Media Secured Finance PLC (Media)	(a)	5.250%	01/15/2026	425,000	427,656
Virgin Media Secured Finance PLC (Media)	(a)	5.500%	08/15/2026	200,000	203,000
WMG Acquisition Corp. (Media)	(a)	5.000%	08/01/2023	75,000	75,750
WMG Acquisition Corp. (Media)	(a)	4.875%	11/01/2024	200,000	201,000
Ziggo Bond Finance BV (Media)	(a)	6.000%	01/15/2027	775,000	771,125
Ziggo Secured Finance BV (Media)	(a)	5.500%	01/15/2027	925,000	924,907
Argos Merger Sub, Inc. (Specialty Retail)	(a)	7.125%	03/15/2023	1,975,000	1,876,250
Michaels Stores, Inc. (Specialty Retail)	(a)	5.875%	12/15/2020	1,275,000	1,310,878
Party City Holdings, Inc. (Specialty Retail)	(a)	6.125%	08/15/2023	825,000	835,312
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		5.625%	12/01/2025	300,000	299,625
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.875%	05/15/2026	475,000	466,687
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	06/01/2021	455,000	467,512
					75,345,997
CONSUMER STAPLES - 3.4%
Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC (Food & Staples Retailing)	(a)	6.625%	06/15/2024	1,025,000	1,048,062
Albertsons Cos., LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC (Food & Staples Retailing)	(a)	5.750%	03/15/2025	325,000	315,250
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	06/01/2024	75,000	76,687
Rite Aid Corp. (Food & Staples Retailing)	(a)	6.125%	04/01/2023	550,000	545,187
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	1,550,000	1,608,125
AdvancePierre Foods Holdings, Inc. (Food Products)	(a)	5.500%	12/15/2024	475,000	480,344
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(a)	6.500%	05/01/2022	875,000	876,094
Lamb Weston Holdings, Inc. (Food Products)	(a)	4.875%	11/01/2026	500,000	510,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		5.875%	01/15/2024	300,000	312,750
Post Holdings, Inc. (Food Products)	(a)	6.000%	12/15/2022	100,000	105,250
Post Holdings, Inc. (Food Products)	(a)	7.750%	03/15/2024	225,000	248,110
Post Holdings, Inc. (Food Products)	(a)	8.000%	07/15/2025	700,000	785,750
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	2,000,000	1,915,000
Spectrum Brands, Inc. (Household Products)		6.125%	12/15/2024	175,000	185,063
Spectrum Brands, Inc. (Household Products)		5.750%	07/15/2025	400,000	423,000
First Quality Finance Co., Inc. (Personal Products)	(a)	4.625%	05/15/2021	1,450,000	1,421,000
					10,855,672
ENERGY - 11.6%
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.750%	12/15/2023	425,000	447,312
Weatherford International, LLC (Energy Equip. & Svs.)		6.800%	06/15/2037	500,000	481,250
Weatherford International Ltd. (Energy Equip. & Svs.)		7.000%	03/15/2038	425,000	411,187
Weatherford International Ltd. (Energy Equip. & Svs.)		8.250%	06/15/2023	500,000	543,750
Weatherford International Ltd. (Energy Equip. & Svs.)	(a)	9.875%	02/15/2024	75,000	86,812
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	09/15/2024	900,000	913,500
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.125%	12/01/2022	200,000	202,625
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	03/01/2025	1,050,000	1,029,000
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	10.000%	04/01/2022	475,000	491,625
Callon Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	6.125%	10/01/2024	339,000	352,560
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	875,000	906,719
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	04/15/2023	100,000	100,250
Cheniere Corpus Christi Holdings, LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	06/30/2024	550,000	605,687
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.875%	03/31/2025	475,000	495,187
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	525,000	488,250
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	50,000	45,500
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		4.875%	04/15/2022	250,000	225,000
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	12/15/2022	750,000	785,625
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	01/15/2025	175,000	175,000
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	800,000	780,000
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2021	150,000	154,875
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.750%	02/15/2023	175,000	185,500
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	1,075,000	1,083,062
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.750%	11/01/2024	275,000	276,622
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,375,000	1,460,937
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.500%	11/01/2021	950,000	1,007,000
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		7.750%	09/01/2022	100,000	83,750
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	06/15/2023	150,000	115,125
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.000%	11/29/2024	425,000	446,250
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	05/01/2023	275,000	278,094
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	10/15/2024	450,000	436,500
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	05/15/2025	275,000	269,844
Hiland Partners LP / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	05/15/2022	250,000	260,816
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	08/01/2024	875,000	916,562
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		7.375%	05/01/2022	150,000	155,625
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	275,000	274,312
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	475,000	482,125
MPLX LP (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	600,000	618,600
MPLX LP (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	325,000	337,962
Northern Oil and Gas, Inc. (Acquired 05/08/2013 through 10/05/2016, Cost $921,820) (Oil, Gas & Consumable Fuels)	(c)	8.000%	06/01/2020	975,000	848,250
Northern Tier Energy LLC / Northern Tier Finance Corp. (Oil, Gas & Consumable Fuels)		7.125%	11/15/2020	300,000	312,000
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	1,075,000	1,099,188
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	06/01/2024	100,000	106,000
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	01/15/2025	175,000	177,188
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	175,000	176,750
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		7.750%	10/15/2022	100,000	105,250
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.125%	09/15/2024	350,000	358,750
Peabody Securities Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	03/31/2022	125,000	124,375
Peabody Securities Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	03/31/2025	400,000	396,000
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/01/2021	450,000	478,125
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	125,000	122,549
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	574,500
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	05/01/2022	500,000	515,000
Rice Energy, Inc. (Oil, Gas & Consumable Fuels)		7.250%	05/01/2023	75,000	79,875
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)		6.625%	10/01/2022	325,000	342,063
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.250%	01/15/2025	350,000	352,625
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	04/15/2023	700,000	759,337
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.625%	03/01/2025	225,000	243,912
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)	(a)	5.000%	03/15/2027	250,000	261,089
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	01/01/2023	200,000	203,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	375,000	354,375
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	425,000	427,125
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.100%	03/15/2022	1,225,000	1,142,313
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	1,400,000	1,400,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	150,000	149,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	153,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	02/01/2027	1,075,000	1,112,625
Tesoro Corp. (Oil, Gas & Consumable Fuels)		5.125%	04/01/2024	425,000	442,000
Tesoro Corp. (Oil, Gas & Consumable Fuels)	(a)	5.125%	12/15/2026	400,000	419,600
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	10/01/2020	725,000	744,938
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	10/15/2021	325,000	340,031
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	10/15/2019	50,000	52,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	75,000	79,219
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/01/2024	150,000	162,375
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	01/15/2025	650,000	678,438
Western Refining Logistics LP / WNRL Finance Corp. (Oil, Gas & Consumable Fuels)		7.500%	02/15/2023	900,000	967,500
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	1,200,000	1,194,000
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		4.550%	06/24/2024	250,000	251,875
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		6.000%	01/15/2022	450,000	459,000
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	09/15/2024	50,000	48,375
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		8.250%	08/01/2023	200,000	222,500
					36,847,890
FINANCIALS - 3.6%
MSCI, Inc. (Capital Markets)	(a)	5.250%	11/15/2024	150,000	157,875
MSCI, Inc. (Capital Markets)	(a)	5.750%	08/15/2025	325,000	345,313
MSCI, Inc. (Capital Markets)	(a)	4.750%	08/01/2026	75,000	75,750
Ally Financial, Inc. (Consumer Finance)		4.125%	02/13/2022	475,000	475,888
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	875,000	892,500
Ally Financial, Inc. (Consumer Finance)		4.625%	03/30/2025	400,000	398,000
Ally Financial, Inc. (Consumer Finance)		4.625%	05/19/2022	250,000	255,000
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	1,850,000	1,893,938
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	975,000	909,188
Navient Corp. (Consumer Finance)		6.625%	07/26/2021	725,000	750,375
Navient Corp. (Consumer Finance)		7.250%	09/25/2023	275,000	276,375
Navient Corp. (Consumer Finance)		5.500%	01/25/2023	325,000	310,375
Alpha 3 BV / Alpha US Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	650,000	656,500
BCD Acquisition, Inc. (Diversified Financial Svs.)	(a)	9.625%	09/15/2023	625,000	675,000
Hockey Merger Sub 2, Inc. (Insurance)	(a)	7.875%	10/01/2021	1,575,000	1,641,937
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,825,000	1,793,062
					11,507,076
HEALTH CARE - 15.0%
Grifols Worldwide Operations Ltd. (Biotechnology)		5.250%	04/01/2022	675,000	700,650
Crimson Merger Sub., Inc. (Health Care Equip. & Supplies)	(a)	6.625%	05/15/2022	2,750,000	2,557,500
Sterigenics-Nordion Holdings LLC (Health Care Equip. & Supplies)	(a)	6.500%	05/15/2023	900,000	920,250
Sterigenics-Nordion Topco LLC (Health Care Equip. & Supplies)	(a)(b)	8.125%, 8.875% PIK	11/01/2021	1,400,000	1,435,000
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	280,500
Teleflex, Inc. (Health Care Equip. & Supplies)		4.875%	06/01/2026	100,000	100,500
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	1,350,000	1,398,087
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	625,000	657,813
Air Medical Merger Sub Corp. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	1,200,000	1,161,000
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	08/01/2021	475,000	469,656
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	1,975,000	1,691,094
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	400,000	408,000
DaVita, Inc. (Health Care Providers & Svs.)		5.125%	07/15/2024	450,000	454,500
DaVita, Inc. (Health Care Providers & Svs.)		5.000%	05/01/2025	800,000	797,504
Envision Healthcare Corp. (Health Care Providers & Svs.)		5.625%	07/15/2022	375,000	384,375
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	07/01/2022	1,400,000	1,424,934
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2024	475,000	498,750
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	2,175,000	2,281,031
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	2,350,000	2,496,875
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	1,200,000	1,248,000
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	1,425,000	1,504,643
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	297,000
IASIS Healthcare LLC / IASIS Capital Corp. (Health Care Providers & Svs.)		8.375%	05/15/2019	775,000	742,063
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(a)	6.375%	08/01/2023	2,425,000	2,534,125
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	250,000	259,375
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.875%	12/01/2023	75,000	77,250
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	05/01/2024	850,000	864,450
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	5.250%	12/01/2023	125,000	127,500
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	2,025,000	2,177,128
Surgical Care Affiliates, Inc. (Health Care Providers & Svs.)	(a)	6.000%	04/01/2023	900,000	965,250
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	1,600,000	1,568,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	350,000	350,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	800,000	800,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)		8.125%	04/01/2022	500,000	521,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	1,775,000	1,743,938
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7.500%	01/01/2022	225,000	243,000
Vizient, Inc. (Health Care Providers & Svs.)	(a)	10.375%	03/01/2024	1,075,000	1,226,844
Quintiles IMS Health, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	325,000	326,219
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	02/01/2025	1,125,000	959,063
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	07/15/2023	475,000	415,625
Mallinckrodt International Finance SA (Pharmaceuticals)		4.750%	04/15/2023	475,000	402,562
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	700,000	644,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,350,000	1,282,500
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.375%	12/15/2021	1,100,000	1,124,750
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,000,000	1,050,000
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.625%	12/01/2021	100,000	80,500
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	175,000	134,750
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	6.500%	03/15/2022	125,000	128,594
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	350,000	359,187
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7.250%	07/15/2022	675,000	575,437
VPII Escrow Corp. (Pharmaceuticals)	(a)	7.500%	07/15/2021	750,000	657,187
VRX Escrow Corp. (Pharmaceuticals)	(a)	5.875%	05/15/2023	825,000	640,406
VRX Escrow Corp. (Pharmaceuticals)	(a)	6.125%	04/15/2025	2,075,000	1,597,750
					47,746,365
INDUSTRIALS - 7.4%
Engility Corp. (Aerospace & Defense)	(a)	8.875%	09/01/2024	525,000	555,844
Silver II Borrower / Silver II U.S. Holdings LLC (Aerospace & Defense)	(a)	7.750%	12/15/2020	525,000	442,313
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	276,375
TransDigm, Inc. (Aerospace & Defense)		6.000%	07/15/2022	550,000	557,205
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	775,000	784,688
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	50,000	50,438
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	850,502
TransDigm, Inc. (Aerospace & Defense)	(a)	6.500%	05/15/2025	200,000	201,750
Allegion PLC (Building Products)		5.875%	09/15/2023	100,000	106,750
Allegion U.S. Holding Co., Inc. (Building Products)		5.750%	10/01/2021	325,000	339,219
Building Materials Corp. of America (Building Products)	(a)	6.000%	10/15/2025	475,000	490,438
Hillman Group, Inc. / The (Building Products)	(a)	6.375%	07/15/2022	1,500,000	1,430,854
Masonite International Corp. (Building Products)	(a)	5.625%	03/15/2023	275,000	280,635
NCI Building Systems, Inc. (Building Products)	(a)	8.250%	01/15/2023	375,000	406,875
Ply Gem Industries, Inc. (Building Products)		6.500%	02/01/2022	900,000	942,120
Unifrax I LLC / Unifrax Holding Co. (Building Products)	(a)	7.500%	02/15/2019	500,000	496,250
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.250%	11/15/2021	700,000	675,500
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.250%	11/15/2021	325,000	313,625
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	6.125%	12/01/2022	950,000	990,375
Ritchie Bros Auctioneers, Inc. (Commercial Svs. & Supplies)	(a)	5.375%	01/15/2025	225,000	230,062
Southern Graphics, Inc. (Commercial Svs. & Supplies)	(a)	8.375%	10/15/2020	1,025,000	1,040,375
Tervita Escrow Corp. (Commercial Svs. & Supplies)	(a)	7.625%	12/01/2021	600,000	619,500
Sensata Technologies BV (Electrical Equip.)	(a)	5.625%	11/01/2024	225,000	234,562
Sensata Technologies BV (Electrical Equip.)	(a)	5.000%	10/01/2025	100,000	100,750
Sensata Technologies UK Financing Co. PLC (Electrical Equip.)	(a)	6.250%	02/15/2026	225,000	238,500
Allison Transmission, Inc. (Machinery)	(a)	5.000%	10/01/2024	250,000	252,500
Schaeffler Finance BV (Machinery)	(a)	4.750%	05/15/2023	275,000	282,562
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.500%	10/01/2021	625,000	649,219
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	150,000	149,437
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. (Road & Rail)		5.500%	04/01/2023	125,000	121,562
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. (Road & Rail)	(a)	5.250%	03/15/2025	775,000	716,875
Avis Budget Car Rental, LLC / Avis Budget Finance, Inc. (Road & Rail)	(a)	6.375%	04/01/2024	700,000	700,875
Hertz Corp. / The (Road & Rail)		6.250%	10/15/2022	600,000	570,000
Hertz Corp. / The (Road & Rail)	(a)	5.500%	10/15/2024	1,175,000	1,020,781
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.625%	04/15/2021	850,000	871,250
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.750%	12/15/2023	50,000	52,000
HD Supply, Inc. (Trading Companies & Distributors)	(a)	5.250%	12/15/2021	200,000	210,250
HD Supply, Inc. (Trading Companies & Distributors)	(a)	5.750%	04/15/2024	525,000	552,195
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.250%	08/15/2022	175,000	182,000
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.500%	02/15/2024	1,625,000	1,690,000
United Rentals North America, Inc. (Trading Companies & Distributors)		4.625%	07/15/2023	225,000	231,750
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	07/15/2025	300,000	309,000
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	325,000	338,812
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	350,000	353,500
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	425,000	440,937
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	1,050,000	1,076,250
					23,427,260
INFORMATION TECHNOLOGY - 10.7%
CommScope Technologies Finance LLC (Communications Equip.)	(a)	6.000%	06/15/2025	325,000	340,437
CommScope Technologies LLC (Communications Equip.)	(a)	5.000%	03/15/2027	150,000	149,767
CommScope, Inc. (Communications Equip.)	(a)	5.500%	06/15/2024	525,000	542,887
Riverbed Technology, Inc. (Communications Equip.)	(a)	8.875%	03/01/2023	1,025,000	1,048,062
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(a)	5.875%	06/15/2021	125,000	131,413
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	1,450,000	1,602,900
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.500%	03/01/2023	325,000	337,187
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.500%	09/01/2022	725,000	739,500
Belden, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.250%	07/15/2024	950,000	947,625
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	575,000	602,312
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2023	550,000	556,187
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2025	100,000	101,625
Cleaver-Brooks, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8.750%	12/15/2019	300,000	309,000
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)		7.250%	10/15/2022	825,000	892,031
Inception Merger Sub, Inc. / Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	8.625%	11/15/2024	1,550,000	1,633,235
Match Group, Inc. (Internet Software & Svs.)		6.750%	12/15/2022	1,100,000	1,152,250
Match Group, Inc. (Internet Software & Svs.)		6.375%	06/01/2024	50,000	54,093
VeriSign, Inc. (Internet Software & Svs.)		4.625%	05/01/2023	200,000	202,250
VeriSign, Inc. (Internet Software & Svs.)		5.250%	04/01/2025	125,000	129,531
First Data Corp. (IT Svs.)	(a)	5.375%	08/15/2023	550,000	572,687
First Data Corp. (IT Svs.)	(a)	7.000%	12/01/2023	875,000	938,437
First Data Corp. (IT Svs.)	(a)	5.000%	01/15/2024	800,000	814,000
First Data Corp. (IT Svs.)	(a)	5.750%	01/15/2024	1,925,000	1,985,638
Gartner, Inc. (IT Svs.)	(a)	5.125%	04/01/2025	350,000	356,563
Sabre GLBL, Inc. (IT Svs.)	(a)	5.375%	04/15/2023	450,000	460,125
Entegris, Inc. (Semiconductors & Equip.)	(a)	6.000%	04/01/2022	925,000	965,469
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	5.250%	08/01/2023	400,000	410,000
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	5.250%	01/15/2024	175,000	179,758
Microsemi Corp. (Semiconductors & Equip.)	(a)	9.125%	04/15/2023	375,000	430,781
Qorvo, Inc. (Semiconductors & Equip.)		7.000%	12/01/2025	500,000	552,500
Versum Materials, Inc. (Semiconductors & Equip.)	(a)	5.500%	09/30/2024	700,000	723,625
BMC Software Finance, Inc. (Software)	(a)	8.125%	07/15/2021	1,525,000	1,536,438
Ensemble S Merger Sub, Inc. (Software)	(a)	9.000%	09/30/2023	1,025,000	1,076,250
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(a)(b)	7.125%, 7.875% PIK	05/01/2021	1,750,000	1,789,375
Infor U.S., Inc. (Software)		6.500%	05/15/2022	1,675,000	1,721,230
Italics Merger Sub, Inc. (Software)	(a)	7.125%	07/15/2023	1,350,000	1,312,875
Nuance Communications, Inc. (Software)	(a)	5.375%	08/15/2020	364,000	370,152
Nuance Communications, Inc. (Software)	(a)	6.000%	07/01/2024	500,000	517,500
Nuance Communications, Inc. (Software)	(a)	5.625%	12/15/2026	975,000	996,938
PTC, Inc. (Software)		6.000%	05/15/2024	125,000	133,125
JDA Escrow LLC / JDA Bond Finance, Inc. (Software)	(a)	7.375%	10/15/2024	975,000	1,016,438
Solera LLC / Solera Finance, Inc. (Software)	(a)	10.500%	03/01/2024	1,325,000	1,513,389
SS&C Technologies Holdings, Inc. (Software)		5.875%	07/15/2023	450,000	475,875
Symantec Corp. (Software)	(a)	5.000%	04/15/2025	475,000	486,081
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	485,740
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	456,750
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	236,813
					33,986,844
MATERIALS - 11.1%
Eco Services Operations LLC / Eco Finance Corp. (Chemicals)	(a)	8.500%	11/01/2022	325,000	342,062
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	1,050,000	963,375
Huntsman International LLC (Chemicals)		4.875%	11/15/2020	450,000	469,125
Huntsman International LLC (Chemicals)		5.125%	11/15/2022	325,000	339,625
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	400,000	413,000
Platform Specialty Products Corp. (Chemicals)	(a)	6.500%	02/01/2022	2,300,000	2,386,250
Platform Specialty Products Corp. (Chemicals)	(a)	10.375%	05/01/2021	150,000	166,875
PQ Corp. (Chemicals)	(a)	6.750%	11/15/2022	450,000	479,250
Scotts Miracle-Gro Co. / The (Chemicals)	(a)	5.250%	12/15/2026	50,000	50,625
Valvoline, Inc. (Chemicals)	(a)	5.500%	07/15/2024	100,000	105,000
W.R. Grace & Co. (Chemicals)	(a)	5.625%	10/01/2024	200,000	210,750
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,200,000	1,176,000
ARD Finance SA (Containers & Packaging)	(a)(b)	7.125%, 7.875% PIK	09/15/2023	1,250,000	1,287,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.750%	01/31/2021	200,000	206,880
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	06/30/2021	150,000	154,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	4.625%	05/15/2023	200,000	201,500
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	7.250%	05/15/2024	1,625,000	1,738,750
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	400,000	404,500
Ball Corp. (Containers & Packaging)		5.250%	07/01/2025	325,000	344,094
Berry Plastics Corp. (Containers & Packaging)		5.500%	05/15/2022	1,325,000	1,376,344
Berry Plastics Corp. (Containers & Packaging)		5.125%	07/15/2023	1,025,000	1,050,625
Berry Plastics Corp. (Containers & Packaging)		6.000%	10/15/2022	75,000	79,313
BWAY Holding Co. (Containers & Packaging)	(a)	9.125%	08/15/2021	1,475,000	1,613,208
BWAY Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	900,000	906,750
BWAY Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,825,000	1,825,000
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)	(a)	4.250%	09/30/2026	100,000	96,188
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,450,000	1,479,906
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	238,078
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	800,000	855,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	325,000	329,875
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	244,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,325,000	1,363,107
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(a)	7.000%	07/15/2024	1,350,000	1,445,344
Sealed Air Corp. (Containers & Packaging)	(a)	4.875%	12/01/2022	225,000	234,421
Sealed Air Corp. (Containers & Packaging)	(a)	5.125%	12/01/2024	350,000	363,563
Sealed Air Corp. (Containers & Packaging)	(a)	5.500%	09/15/2025	400,000	424,000
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(a)	6.375%	05/01/2022	1,625,000	1,666,633
ArcelorMittal (Metals & Mining)		6.125%	06/01/2025	650,000	721,500
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	1,000,000	978,750
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	1,175,000	1,080,553
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	1,350,000	1,174,500
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	225,000	238,500
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	400,000	434,000
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	128,750
Steel Dynamics, Inc. (Metals & Mining)		5.125%	10/01/2021	200,000	206,250
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	350,000	365,750
Steel Dynamics, Inc. (Metals & Mining)	(a)	5.000%	12/15/2026	325,000	329,062
Teck Resources Ltd. (Metals & Mining)		6.125%	10/01/2035	775,000	800,187
Teck Resources Ltd. (Metals & Mining)		6.000%	08/15/2040	175,000	176,312
Teck Resources Ltd. (Metals & Mining)	(a)	8.500%	06/01/2024	450,000	519,187
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	650,000	630,500
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	275,000	272,250
					35,087,192
REAL ESTATE - 0.3%
RHP Hotel Properties LP / RHP Finance Corp. (Equity Real Estate Investment Trusts)		5.000%	04/15/2023	100,000	101,500
Hub Holdings, LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(a)(b)	8.125%, 8.875% PIK	07/15/2019	975,000	975,000
HUB International Ltd. (Real Estate Mgmt. & Development)	(a)	9.250%	02/15/2021	50,000	51,590
					1,128,090
TELECOMMUNICATION SERVICES - 4.9%
Neptune Finco Corp. (Diversified Telecom. Svs.)	(a)	10.875%	10/15/2025	450,000	541,125
Neptune Finco Corp. (Diversified Telecom. Svs.)	(a)	6.625%	10/15/2025	300,000	326,250
Neptune Finco Corp. (Diversified Telecom. Svs.)	(a)	10.125%	01/15/2023	300,000	348,000
Level 3 Communications, Inc. (Diversified Telecom. Svs.)		5.750%	12/01/2022	275,000	284,625
Level 3 Financing, Inc. (Diversified Telecom. Svs.)		5.375%	05/01/2025	650,000	661,375
Numericable-SFR SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	1,400,000	1,442,000
Numericable Group SA (Diversified Telecom. Svs.)	(a)	6.000%	05/15/2022	425,000	440,406
Numericable Group SA (Diversified Telecom. Svs.)	(a)	6.250%	05/15/2024	400,000	402,500
Digicel Group Ltd. (Wireless Telecom. Svs.)	(a)	8.250%	09/30/2020	975,000	836,911
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	775,000	818,594
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	875,000	894,687
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	09/15/2023	1,225,000	1,356,687
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	325,000	346,938
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,950,000	2,130,375
Sprint Nextel Corp. (Wireless Telecom. Svs.)	(a)	7.000%	03/01/2020	350,000	381,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.731%	04/28/2022	975,000	1,010,393
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.125%	01/15/2022	200,000	211,250
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	675,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	480,231
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	160,170
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	242,437
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	355,875
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	925,000	957,375
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.375%	04/15/2027	200,000	206,500
					15,511,204
UTILITIES - 3.3%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.625%	05/20/2024	250,000	251,250
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	1,200,000	1,194,000
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	275,000	272,938
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	200,000	197,450
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	450,000	427,500
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	472,500
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	725,000	681,500
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	1,150,000	1,132,750
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	475,000	467,875
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	2,025,000	2,009,570
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	03/15/2023	75,000	76,734
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	975,000	971,953
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	1,075,000	1,107,250
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	(a)	6.625%	01/15/2027	250,000	249,375
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(a)	6.375%	02/01/2023	700,000	727,125
TerraForm Power Operating, LLC (Ind. Power & Renewable Elec.)	(a)	6.625%	06/15/2025	150,000	160,125
FPL Energy National Wind Portfolio LLC (Acquired 05/27/2009, Cost $7,019) (Multi-Utilities)	(a)(c)	6.125%	03/25/2019	7,560	7,560
					10,407,455
Total Corporate Bonds (Cost $297,016,594)					$301,851,045

Exchange Traded Funds - 3.0%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	54,442	$4,778,919
SPDR Bloomberg Barclays High Yield Bond ETF	129,100	4,767,663
Total Exchange Traded Funds (Cost $9,458,400)		$9,546,582

Money Market Funds - 2.2%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		6,923,138	$6,923,138
Total Money Market Funds (Cost $6,923,138)			$6,923,138

Total Investments - 100.3% (Cost $313,398,132)	(d)		$318,320,765
Liabilities in Excess of Other Assets - (0.3)%			(1,077,744)
Net Assets - 100.0%			$317,243,021

Percentages are stated as a percent of net assets.

Abbreviations:

PIK: Payment-in-Kind

Footnotes:

(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2017, the value of these securities totaled $178,753,930, or 56.3% of the Portfolio's net assets. Unless also noted with (c), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b) Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).

(c) Represents a security deemed to be illiquid. At March 31, 2017, the value of illiquid securities in the Portfolio totaled $1,411,810, or 0.4% of the Portfolio's net assets.

(d) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 97.4%		Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Gentex Corp. (Auto Components)		158,050	$3,371,206
Horizon Global Corp. (Auto Components)	(a)	185,000	2,567,800
Service Corp. International (Diversified Consumer Svs.)		185,730	5,735,342
Chuy's Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	100,860	3,005,628
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)		139,190	2,682,191
Potbelly Corp. (Hotels, Restaurants & Leisure)	(a)	206,490	2,870,211
Gray Television, Inc. (Media)	(a)	450,870	6,537,615
Aaron's, Inc. (Specialty Retail)		88,300	2,626,042
Monro Muffler Brake, Inc. (Specialty Retail)		64,000	3,334,400
Murphy U.S.A., Inc. (Specialty Retail)	(a)	70,060	5,143,805
			37,874,240
CONSUMER STAPLES - 4.6%
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	254,740	5,889,589
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	61,290	2,649,567
TreeHouse Foods, Inc. (Food Products)	(a)	29,407	2,489,597
Inter Parfums, Inc. (Personal Products)		47,760	1,745,628
			12,774,381
ENERGY - 3.1%
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	187,760	3,051,100
Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	168,930	3,133,652
Sanchez Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	264,460	2,522,948
			8,707,700
FINANCIALS - 20.4%
First Interstate BancSystem, Inc. Class A (Banks)		134,940	5,350,371
Hancock Holding Co. (Banks)		59,188	2,696,013
LegacyTexas Financial Group, Inc. (Banks)		138,980	5,545,302
Popular, Inc. (Banks)		89,270	3,635,967
Main Street Capital Corp. (Capital Markets)		85,024	3,253,868
PennantPark Investment Corp. (Capital Markets)		182,723	1,487,365
Triangle Capital Corp. (Capital Markets)		132,493	2,529,291
OneMain Holdings, Inc. (Consumer Finance)	(a)	173,100	4,301,535
PRA Group, Inc. (Consumer Finance)	(a)	97,407	3,229,042
Assured Guaranty Ltd. (Insurance)		93,690	3,476,836
Kinsale Capital Group, Inc. (Insurance)		92,750	2,971,710
ProAssurance Corp. (Insurance)		49,530	2,984,183
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)		191,980	3,071,680
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a)	294,494	3,357,232
Radian Group, Inc. (Thrifts & Mortgage Finance)		200,990	3,609,780
Washington Federal, Inc. (Thrifts & Mortgage Finance)		156,460	5,178,826
			56,679,001
HEALTH CARE - 11.9%
Amarin Corp. PLC - ADR (Biotechnology)	(a)	989,540	3,166,528
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	156,180	2,664,431
Keryx Biopharmaceuticals, Inc. (Biotechnology)	(a)	332,340	2,047,214
Lexicon Pharmaceuticals, Inc. (Biotechnology)	(a)	185,000	2,652,900
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	31,580	3,342,427
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	324,860	2,270,771
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	120,210	5,102,915
HealthSouth Corp. (Health Care Providers & Svs.)		58,000	2,482,980
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	39,180	1,786,608
INC Research Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	38,440	1,762,474
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	81,040	2,419,044
Akorn, Inc. (Pharmaceuticals)	(a)	136,000	3,274,880
			32,973,172
INDUSTRIALS - 13.8%
HEICO Corp. (Aerospace & Defense)		47,330	4,127,176
Allegiant Travel Co. (Airlines)		16,370	2,623,293
Continental Building Products, Inc. (Building Products)	(a)	117,390	2,876,055
CIRCOR International, Inc. (Machinery)		38,710	2,300,922
REV Group, Inc. (Machinery)	(a)	114,530	3,157,592
Matson, Inc. (Marine)		75,000	2,382,000
ICF International, Inc. (Professional Svs.)	(a)	70,850	2,926,105
Landstar System, Inc. (Road & Rail)		27,231	2,332,335
Marten Transport Ltd. (Road & Rail)		101,000	2,368,450
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	149,810	2,392,466
GATX Corp. (Trading Companies & Distributors)		89,010	5,426,050
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)	(a)	77,740	2,571,639
Triton International Ltd. (Trading Companies & Distributors)		105,230	2,713,882
			38,197,965
INFORMATION TECHNOLOGY - 19.4%
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	23,620	3,189,881
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		108,290	4,938,024
MTS Systems Corp. (Electronic Equip., Instr. & Comp.)		54,270	2,987,564
2U, Inc. (Internet Software & Svs.)	(a)	111,980	4,441,127
Bankrate, Inc. (Internet Software & Svs.)	(a)	430,000	4,149,500
Q2 Holdings, Inc. (Internet Software & Svs.)	(a)	137,890	4,805,467
Web.com Group, Inc. (Internet Software & Svs.)	(a)	200,600	3,871,580
WebMD Health Corp. (Internet Software & Svs.)	(a)	79,090	4,166,461
CSG Systems International, Inc. (IT Svs.)		41,600	1,572,896
EVERTEC, Inc. (IT Svs.)		187,510	2,981,409
WNS Holdings Ltd. - ADR (IT Svs.)	(a)	123,420	3,531,046
Power Integrations, Inc. (Semiconductors & Equip.)		36,580	2,405,135
Semtech Corp. (Semiconductors & Equip.)	(a)	103,040	3,482,752
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	105,340	3,144,399
Manhattan Associates, Inc. (Software)	(a)	44,638	2,323,408
RingCentral, Inc. Class A (Software)	(a)	62,540	1,769,882
			53,760,531
MATERIALS - 2.5%
Balchem Corp. (Chemicals)		41,490	3,419,606
Clearwater Paper Corp. (Paper & Forest Products)	(a)	63,510	3,556,560
			6,976,166
REAL ESTATE - 6.3%
American Homes 4 Rent (Equity Real Estate Investment Trusts)		141,200	3,241,952
Lexington Realty Trust (Equity Real Estate Investment Trusts)		218,310	2,178,734
Potlatch Corp. (Equity Real Estate Investment Trusts)		88,510	4,044,907
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)		244,360	3,904,873
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		132,880	3,958,495
			17,328,961
UTILITIES - 1.7%
PNM Resources, Inc. (Electric Utilities)		124,670	4,612,790
Total Common Stocks (Cost $239,535,128)			$269,884,907

Money Market Funds - 2.2%		Shares	Value
State Street Institutional Treasury Plus Money Market Fund
Institutional Class		3,592,956	$3,592,956
State Street Institutional U.S. Government Money Market Fund
Institutional Class		2,593,407	2,593,407
Total Money Market Funds (Cost $6,186,363)			$6,186,363

Total Investments - 99.6% (Cost $245,721,491)	(b)		$276,071,270
Other Assets in Excess of Liabilities - 0.4%			1,178,344
Net Assets - 100.0%			$277,249,614

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 99.0%		Shares	Value
CONSUMER DISCRETIONARY - 21.8%
Tesla Motors, Inc. (Automobiles)	(a)	4,277	$1,190,289
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		10,939	1,030,235
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	6,483	328,883
Starbucks Corp. (Hotels, Restaurants & Leisure)		41,563	2,426,864
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	13,608	12,064,036
Ctrip.com International Ltd. - ADR (Internet & Direct Marketing Retail)	(a)	11,964	588,031
Expedia, Inc. (Internet & Direct Marketing Retail)		3,907	492,946
JD.com, Inc. - ADR (Internet & Direct Marketing Retail)	(a)	26,156	813,713
Liberty Interactive Corp. QVC Group Class A (Internet & Direct Marketing Retail)	(a)	12,126	242,763
Liberty Ventures (Internet & Direct Marketing Retail)	(a)	2,314	102,927
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	12,275	1,814,368
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	1,402	2,495,518
TripAdvisor, Inc. (Internet & Direct Marketing Retail)	(a)	3,746	161,677
Hasbro, Inc. (Leisure Products)		3,545	353,862
Mattel, Inc. (Leisure Products)		9,766	250,107
Charter Communications, Inc. Class A (Media)	(a)	7,669	2,510,217
Comcast Corp. Class A (Media)		134,969	5,073,485
Discovery Communications, Inc. Class A (Media)	(a)	4,353	126,629
Discovery Communications, Inc. Class C (Media)	(a)	6,545	185,289
DISH Network Corp. Class A (Media)	(a)	6,471	410,844
Liberty Global PLC Class A (Media)	(a)	7,227	259,232
Liberty Global PLC Class C (Media)	(a)	17,987	630,264
Liberty Global PLC LiLAC Class A (Media)	(a)	1,432	31,848
Liberty Global PLC LiLAC Class C (Media)	(a)	3,441	79,281
Sirius XM Holdings, Inc. (Media)		134,468	692,510
Twenty-First Century Fox, Inc. Class A (Media)		30,010	972,024
Twenty-First Century Fox, Inc. Class B (Media)		22,773	723,726
Viacom, Inc. Class B (Media)		9,909	461,958
Dollar Tree, Inc. (Multiline Retail)	(a)	6,732	528,193
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,613	705,092
Ross Stores, Inc. (Specialty Retail)		11,240	740,379
Tractor Supply Co. (Specialty Retail)		3,728	257,120
Ulta Salon Cosmetics & Fragrance, Inc. (Specialty Retail)	(a)	1,775	506,283
			39,250,593
CONSUMER STAPLES - 5.8%
Monster Beverage Corp. (Beverages)	(a)	16,283	751,786
Costco Wholesale Corp. (Food & Staples Retailing)		12,526	2,100,485
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		30,783	2,556,528
Kraft Heinz Co. / The (Food Products)		34,711	3,152,106
Mondelez International, Inc. Class A (Food Products)		43,536	1,875,531
			10,436,436
HEALTH CARE - 11.1%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	6,406	776,663
Amgen, Inc. (Biotechnology)		21,002	3,445,798
Biogen, Inc. (Biotechnology)	(a)	6,159	1,683,994
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	4,930	432,755
Celgene Corp. (Biotechnology)	(a)	22,186	2,760,604
Gilead Sciences, Inc. (Biotechnology)		37,275	2,531,718
Incyte Corp. (Biotechnology)	(a)	5,402	722,085
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,971	1,151,292
Shire PLC - ADR (Biotechnology)		2,344	408,395
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,085	774,745
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		6,584	411,105
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	7,965	338,911
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,510	388,071
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	1,106	847,716
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	17,274	1,138,529
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,259	383,962
Cerner Corp. (Health Care Technology)	(a)	9,403	553,367
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,172	711,910
Mylan NV (Pharmaceuticals)	(a)	15,260	594,987
			20,056,607
INDUSTRIALS - 2.2%
American Airlines Group, Inc. (Airlines)		14,378	608,189
Cintas Corp. (Commercial Svs. & Supplies)		2,996	379,114
PACCAR, Inc. (Machinery)		10,007	672,470
Verisk Analytics, Inc. (Professional Svs.)	(a)	4,744	384,928
CSX Corp. (Road & Rail)		26,421	1,229,898
J.B. Hunt Transport Services, Inc. (Road & Rail)		3,174	291,183
Fastenal Co. (Trading Companies & Distributors)		8,249	424,824
			3,990,606
INFORMATION TECHNOLOGY - 57.1%
Cisco Systems, Inc. (Communications Equip.)		142,816	4,827,181
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	4,939	294,858
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	8,473	7,183,409
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	9,894	8,207,667
Baidu, Inc. - ADR (Internet Software & Svs.)	(a)	7,848	1,353,937
eBay, Inc. (Internet Software & Svs.)	(a)	31,001	1,040,704
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	67,165	9,540,788
NetEase, Inc. - ADR (Internet Software & Svs.)		2,140	607,760
Yahoo!, Inc. (Internet Software & Svs.)	(a)	27,210	1,262,816
Automatic Data Processing, Inc. (IT Svs.)		12,802	1,310,797
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	17,302	1,029,815
Fiserv, Inc. (IT Svs.)	(a)	6,119	705,582
Paychex, Inc. (IT Svs.)		10,234	602,783
PayPal Holdings, Inc. (IT Svs.)	(a)	34,438	1,481,523
Analog Devices, Inc. (Semiconductors & Equip.)		8,818	722,635
Applied Materials, Inc. (Semiconductors & Equip.)		30,795	1,197,926
Broadcom Ltd. (Semiconductors & Equip.)		11,437	2,504,245
Intel Corp. (Semiconductors & Equip.)		134,835	4,863,498
KLA-Tencor Corp. (Semiconductors & Equip.)		4,470	424,963
Lam Research Corp. (Semiconductors & Equip.)		4,644	596,104
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		8,062	362,467
Microchip Technology, Inc. (Semiconductors & Equip.)		6,172	455,370
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	31,449	908,876
NVIDIA Corp. (Semiconductors & Equip.)		16,156	1,759,873
QUALCOMM, Inc. (Semiconductors & Equip.)		42,123	2,415,333
Skyworks Solutions, Inc. (Semiconductors & Equip.)		5,274	516,747
Texas Instruments, Inc. (Semiconductors & Equip.)		28,508	2,296,604
Xilinx, Inc. (Semiconductors & Equip.)		7,099	410,961
Activision Blizzard, Inc. (Software)		21,441	1,069,048
Adobe Systems, Inc. (Software)	(a)	14,090	1,833,532
Autodesk, Inc. (Software)	(a)	6,347	548,825
CA, Inc. (Software)		11,920	378,102
Check Point Software Technologies Ltd. (Software)	(a)	4,890	502,007
Citrix Systems, Inc. (Software)	(a)	4,459	371,836
Electronic Arts, Inc. (Software)	(a)	8,791	786,970
Intuit, Inc. (Software)		7,295	846,147
Microsoft Corp. (Software)		220,376	14,513,963
Symantec Corp. (Software)		17,648	541,441
Apple, Inc. (Tech. Hardware, Storage & Periph.)		149,622	21,494,697
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		8,418	386,639
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		8,215	677,984
			102,836,413
TELECOMMUNICATION SERVICES - 1.0%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	23,571	1,522,451
Vodafone Group PLC - ADR (Wireless Telecom. Svs.)		12,414	328,102
			1,850,553
Total Common Stocks (Cost $103,058,467)			$178,421,208

Money Market Funds - 1.3%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		2,396,559	$2,396,559
Total Money Market Funds (Cost $2,396,559)			$2,396,559

Total Investments - 100.3% (Cost $105,455,026)	(b)		$180,817,767
Liabilities in Excess of Other Assets - (0.3)%	(c)		(507,295)
Net Assets - 100.0%			$180,310,472

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(c) Includes $193,700 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2017:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	CME E-mini Nasdaq-100 Index Contracts (United States)	June 16, 2017	24	$2,610,480	$2,587,239	$23,241	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 99.4%		Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Delphi Automotive PLC (Auto Components)		51,411	$4,138,071
MGM Resorts International (Hotels, Restaurants & Leisure)		163,445	4,478,393
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	6,848	1,793,286
Starbucks Corp. (Hotels, Restaurants & Leisure)		70,684	4,127,239
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	7,324	6,493,019
CBS Corp. Class B (Media)		62,651	4,345,473
IMAX Corp. (Media)	(a)	120,240	4,088,160
Time Warner, Inc. (Media)		43,613	4,261,426
Walt Disney Co. / The (Media)		30,061	3,408,617
			37,133,684
CONSUMER STAPLES - 3.0%
Kraft Heinz Co. / The (Food Products)		46,416	4,215,037
Mondelez International, Inc. Class A (Food Products)		47,844	2,061,120
			6,276,157
ENERGY - 3.3%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		23,838	1,477,956
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		58,761	2,451,509
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		15,391	2,866,266
			6,795,731
FINANCIALS - 12.8%
Bank of America Corp. (Banks)		165,161	3,896,148
Citigroup, Inc. (Banks)		73,454	4,394,018
JPMorgan Chase & Co. (Banks)		48,729	4,280,356
KeyCorp (Banks)		164,456	2,924,028
Goldman Sachs Group, Inc. / The (Capital Markets)		22,689	5,212,117
Morgan Stanley (Capital Markets)		71,686	3,071,028
MetLife, Inc. (Insurance)		56,371	2,977,516
			26,755,211
HEALTH CARE - 15.9%
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	38,570	1,976,712
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	25,608	2,247,870
Celgene Corp. (Biotechnology)	(a)	31,342	3,899,885
Anthem, Inc. (Health Care Providers & Svs.)		24,609	4,069,836
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	65,180	3,996,838
Humana, Inc. (Health Care Providers & Svs.)		19,126	3,942,634
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		23,943	3,926,892
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		27,583	4,236,749
Mylan NV (Pharmaceuticals)	(a)	127,210	4,959,918
			33,257,334
INDUSTRIALS - 16.2%
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		460	92,110
Raytheon Co. (Aerospace & Defense)		27,623	4,212,507
FedEx Corp. (Air Freight & Logistics)		27,141	5,296,566
AECOM (Construction & Engineering)	(a)	108,530	3,862,583
Rockwell Automation, Inc. (Electrical Equip.)		26,107	4,065,121
Snap-on, Inc. (Machinery)		23,190	3,911,457
Wabtec Corp. (Machinery)		54,266	4,232,748
Xylem, Inc. (Machinery)		83,954	4,216,170
Union Pacific Corp. (Road & Rail)		39,093	4,140,731
			34,029,993
INFORMATION TECHNOLOGY - 26.5%
Harris Corp. (Communications Equip.)		28,861	3,211,363
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	51,763	1,656,934
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	678	574,808
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	6,350	5,267,706
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	38,631	5,487,534
Computer Sciences Corp. (IT Svs.)		72,631	5,012,265
Mastercard, Inc. Class A (IT Svs.)		3,051	343,146
ASML Holding NV (Semiconductors & Equip.)		31,890	4,234,992
Broadcom Ltd. (Semiconductors & Equip.)		19,084	4,178,633
Cavium, Inc. (Semiconductors & Equip.)	(a)	19,658	1,408,692
Marvell Technology Group Ltd. (Semiconductors & Equip.)		258,943	3,951,470
Adobe Systems, Inc. (Software)	(a)	32,351	4,209,836
Microsoft Corp. (Software)		85,752	5,647,627
Oracle Corp. (Software)		91,759	4,093,369
Apple, Inc. (Tech. Hardware, Storage & Periph.)		43,973	6,317,161
			55,595,536
MATERIALS - 2.0%
Dow Chemical Co. / The (Chemicals)		66,881	4,249,619
TELECOMMUNICATION SERVICES - 2.0%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	65,178	4,209,847
Total Common Stocks (Cost $181,696,769)			$208,303,112

Money Market Funds - 0.3%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		713,579	$713,579
Total Money Market Funds (Cost $713,579)			$713,579

Total Investments - 99.7% (Cost $182,410,348)	(b)		$209,016,691
Other Assets in Excess of Liabilities - 0.3%			645,699
Net Assets - 100.0%			$209,662,390

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 97.5%		Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Tenneco, Inc. (Auto Components)		23,028	$1,437,408
ClubCorp Holdings, Inc. (Hotels, Restaurants & Leisure)		86,541	1,388,983
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		15,069	1,532,819
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)		76,267	1,469,665
Callaway Golf Co. (Leisure Products)		127,492	1,411,336
IMAX Corp. (Media)	(a)	43,532	1,480,088
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	29,566	990,461
Five Below, Inc. (Specialty Retail)	(a)	30,026	1,300,426
			11,011,186
CONSUMER STAPLES - 5.0%
MGP Ingredients, Inc. (Beverages)		22,648	1,228,201
J&J Snack Foods Corp. (Food Products)		11,442	1,551,078
Nomad Foods Ltd. (Food Products)	(a)	41,831	478,965
Snyder's-Lance, Inc. (Food Products)		37,137	1,496,992
			4,755,236
ENERGY - 2.9%
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	119,155	1,568,080
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	19,432	1,211,585
			2,779,665
FINANCIALS - 5.3%
Ameris Bancorp (Banks)		27,107	1,249,633
Bank of the Ozarks, Inc. (Banks)		25,579	1,330,364
Home BancShares, Inc. (Banks)		39,681	1,074,165
Evercore Partners, Inc. Class A (Capital Markets)		18,146	1,413,573
			5,067,735
HEALTH CARE - 20.6%
Bellicum Pharmaceuticals, Inc. (Biotechnology)	(a)	63,527	783,923
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	11,778	1,246,584
MacroGenics, Inc. (Biotechnology)	(a)	35,488	660,077
Sage Therapeutics, Inc. (Biotechnology)	(a)	23,904	1,698,857
AxoGen, Inc. (Health Care Equip. & Supplies)	(a)	145,017	1,515,428
Mazor Robotics Ltd. - ADR (Health Care Equip. & Supplies)	(a)	46,277	1,377,666
Neogen Corp. (Health Care Equip. & Supplies)	(a)	24,897	1,631,998
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	16,991	1,417,899
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	177,948	1,404,010
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	17,093	775,168
Pacira Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	29,903	1,363,577
Paratek Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	49,554	953,914
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	30,763	1,709,192
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	83,495	1,736,696
Teligent, Inc. (Pharmaceuticals)	(a)	188,606	1,473,013
			19,748,002
INDUSTRIALS - 15.4%
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	21,785	472,734
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		31,179	1,343,503
Tetra Tech, Inc. (Commercial Svs. & Supplies)		37,027	1,512,553
Actuant Corp. Class A (Machinery)		49,435	1,302,612
Lindsay Corp. (Machinery)		5,377	473,821
Mueller Water Products, Inc. Class A (Machinery)		120,317	1,422,147
Navistar International Corp. (Machinery)	(a)	57,106	1,405,950
Rexnord Corp. (Machinery)	(a)	52,441	1,210,338
Mistras Group, Inc. (Professional Svs.)	(a)	72,467	1,549,344
On Assignment, Inc. (Professional Svs.)	(a)	28,759	1,395,674
Swift Transportation Co. (Road & Rail)	(a)	69,051	1,418,308
Univar, Inc. (Trading Companies & Distributors)	(a)	41,815	1,282,048
			14,789,032
INFORMATION TECHNOLOGY - 35.4%
Ciena Corp. (Communications Equip.)	(a)	66,562	1,571,529
Oclaro, Inc. (Communications Equip.)	(a)	139,986	1,374,663
Radware Ltd. (Communications Equip.)	(a)	87,424	1,412,772
Viavi Solutions, Inc. (Communications Equip.)	(a)	146,695	1,572,570
Belden, Inc. (Electronic Equip., Instr. & Comp.)		23,913	1,654,540
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	35,997	1,512,954
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	40,490	1,447,517
Cornerstone OnDemand, Inc. (Internet Software & Svs.)	(a)	38,828	1,510,021
Stamps.com, Inc. (Internet Software & Svs.)	(a)	4,157	491,981
Xactly Corp. (Internet Software & Svs.)	(a)	106,695	1,269,670
Cavium, Inc. (Semiconductors & Equip.)	(a)	22,007	1,577,022
Inphi Corp. (Semiconductors & Equip.)	(a)	32,929	1,607,594
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	67,661	1,601,536
Microsemi Corp. (Semiconductors & Equip.)	(a)	34,094	1,756,864
Power Integrations, Inc. (Semiconductors & Equip.)		20,962	1,378,252
Semtech Corp. (Semiconductors & Equip.)	(a)	38,676	1,307,249
Silicon Motion Technology Corp. - ADR (Semiconductors & Equip.)		30,453	1,423,678
Callidus Software, Inc. (Software)	(a)	79,375	1,694,656
CommVault Systems, Inc. (Software)	(a)	29,369	1,491,945
Fair Isaac Corp. (Software)		12,159	1,567,903
Telenav, Inc. (Software)	(a)	196,878	1,702,995
Zendesk, Inc. (Software)	(a)	55,123	1,545,649
Electronics For Imaging, Inc. (Tech. Hardware, Storage & Periph.)	(a)	28,950	1,413,628
			33,887,188
MATERIALS - 1.4%
PolyOne Corp. (Chemicals)		38,319	1,306,295
Total Common Stocks (Cost $85,362,405)			$93,344,339

Money Market Funds - 2.5%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		2,430,428	$2,430,428
Total Money Market Funds (Cost $2,430,428)			$2,430,428

Total Investments - 100.0% (Cost $87,792,833)	(b)		$95,774,767
Other Assets in Excess of Liabilities - 0.0%			31,760
Net Assets - 100.0%			$95,806,527

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 46.0%		Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Goodyear Tire & Rubber Co. / The (Auto Components)		75,000	$2,700,000
Magna International, Inc. (Auto Components)		120,000	5,179,200
McDonald's Corp. (Hotels, Restaurants & Leisure)		15,000	1,944,150
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		15,000	1,471,650
Starbucks Corp. (Hotels, Restaurants & Leisure)		26,000	1,518,140
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		90,000	7,586,100
Newell Brands, Inc. (Household Durables)		145,000	6,839,650
Whirlpool Corp. (Household Durables)		30,000	5,139,900
Brunswick Corp. (Leisure Products)		92,000	5,630,400
CBS Corp. Class B (Media)		49,704	3,447,469
Comcast Corp. Class A (Media)		62,088	2,333,888
Time Warner, Inc. (Media)		51,000	4,983,210
Twenty-First Century Fox, Inc. Class A (Media)		165,000	5,344,350
Dollar General Corp. (Multiline Retail)	(d)	25,000	1,743,250
Dollar Tree, Inc. (Multiline Retail)	(a)	45,000	3,530,700
AutoZone, Inc. (Specialty Retail)	(a)	4,000	2,892,200
Home Depot, Inc. / The (Specialty Retail)		15,000	2,202,450
Lowe's Cos., Inc. (Specialty Retail)		45,000	3,699,450
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	10,000	2,698,400
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		115,000	6,408,950
			77,293,507
CONSUMER STAPLES - 1.9%
Constellation Brands, Inc. Class A (Beverages)		15,000	2,431,050
Molson Coors Brewing Co. Class B (Beverages)		15,000	1,435,650
Monster Beverage Corp. (Beverages)	(a)	50,000	2,308,500
CVS Health Corp. (Food & Staples Retailing)	(d)	80,000	6,280,000
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		75,000	6,228,750
			18,683,950
ENERGY - 1.8%
Schlumberger Ltd. (Energy Equip. & Svs.)		70,000	5,467,000
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		32,000	3,823,680
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		40,000	2,021,600
Range Resources Corp. (Oil, Gas & Consumable Fuels)		75,000	2,182,500
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	500,000	4,220,000
			17,714,780
FINANCIALS - 5.5%
Bank of America Corp. (Banks)		190,000	4,482,100
Signature Bank (Banks)	(a)	63,270	9,388,636
Invesco Ltd. (Capital Markets)		62,900	1,926,627
Discover Financial Services (Consumer Finance)	(d)	172,080	11,768,551
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)(d)	73,000	12,167,640
American International Group, Inc. (Insurance)		70,000	4,370,100
AmTrust Financial Services, Inc. (Insurance)		50,000	923,000
Lincoln National Corp. (Insurance)		75,000	4,908,750
XL Group Ltd. (Insurance)		100,000	3,986,000
			53,921,404
HEALTH CARE - 9.6%
AbbVie, Inc. (Biotechnology)		115,000	7,493,400
Celgene Corp. (Biotechnology)	(a)	46,000	5,723,780
China Biologic Products, Inc. (Biotechnology)	(a)	15,000	1,501,950
Gilead Sciences, Inc. (Biotechnology)		30,000	2,037,600
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	15,000	1,587,600
Shire PLC - ADR (Biotechnology)		27,000	4,704,210
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	200,000	4,974,000
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	55,000	5,173,850
Teleflex, Inc. (Health Care Equip. & Supplies)		10,000	1,937,300
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		17,000	2,075,870
Aetna, Inc. (Health Care Providers & Svs.)		25,000	3,188,750
Cigna Corp. (Health Care Providers & Svs.)		18,000	2,636,820
HCA Holdings, Inc. (Health Care Providers & Svs.)	(a)	60,000	5,339,400
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		30,000	4,608,000
Allergan PLC (Pharmaceuticals)	(d)	43,700	10,440,804
Bristol-Myers Squibb Co. (Pharmaceuticals)		95,000	5,166,100
Eli Lilly & Co. (Pharmaceuticals)		60,000	5,046,600
Horizon Pharma PLC (Pharmaceuticals)	(a)	60,000	886,800
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	45,000	6,530,850
Johnson & Johnson (Pharmaceuticals)		45,000	5,604,750
Pfizer, Inc. (Pharmaceuticals)		150,000	5,131,500
Roche Holding AG - ADR (Pharmaceuticals)		75,000	2,402,250
			94,192,184
INDUSTRIALS - 5.6%
B/E Aerospace, Inc. (Aerospace & Defense)		45,000	2,884,950
Boeing Co. / The (Aerospace & Defense)		10,000	1,768,600
Orbital ATK, Inc. (Aerospace & Defense)		69,915	6,851,670
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		85,000	4,923,200
Echo Global Logistics, Inc. (Air Freight & Logistics)	(a)	91,574	1,955,105
Delta Air Lines, Inc. (Airlines)		45,000	2,068,200
Southwest Airlines Co. (Airlines)		60,000	3,225,600
Johnson Controls International PLC (Building Products)		170,000	7,160,400
Masco Corp. (Building Products)		125,000	4,248,750
Deluxe Corp. (Commercial Svs. & Supplies)		30,000	2,165,100
Honeywell International, Inc. (Industrial Conglomerates)	(d)	58,840	7,347,351
Allison Transmission Holdings, Inc. (Machinery)		65,000	2,343,900
ManpowerGroup, Inc. (Professional Svs.)	(d)	20,000	2,051,400
Air Lease Corp. (Trading Companies & Distributors)		158,775	6,152,531
			55,146,757
INFORMATION TECHNOLOGY - 9.5%
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	160,000	6,724,800
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	42,172	5,090,160
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		90,000	6,709,500
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)(d)	11,776	9,768,899
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	55,000	7,812,750
LogMeIn, Inc. (Internet Software & Svs.)		20,000	1,950,000
Cognizant Technology Solutions Corp. Class A (IT Svs.)	(a)	40,000	2,380,800
DST Systems, Inc. (IT Svs.)	(d)	30,000	3,675,000
MasterCard, Inc. Class A (IT Svs.)	(d)	91,600	10,302,252
Visa, Inc. (IT Svs.)	(d)	111,400	9,900,118
Broadcom Ltd. (Semiconductors & Equip.)		50,000	10,948,000
Skyworks Solutions, Inc. (Semiconductors & Equip.)		30,000	2,939,400
Synaptics, Inc. (Semiconductors & Equip.)	(a)	27,000	1,336,770
Activision Blizzard, Inc. (Software)		85,000	4,238,100
Electronic Arts, Inc. (Software)	(a)	30,000	2,685,600
Apple, Inc. (Tech. Hardware, Storage & Periph.)	(d)	38,910	5,589,811
Xerox Corp. (Tech. Hardware, Storage & Periph.)		150,000	1,101,000
			93,152,960
MATERIALS - 1.4%
Sherwin-Williams Co. / The (Chemicals)		6,000	1,861,140
Martin Marietta Materials, Inc. (Construction Materials)		12,000	2,619,000
Summit Materials, Inc. Class A (Construction Materials)	(a)	111,320	2,750,717
Graphic Packaging Holding Co. (Containers & Packaging)		500,000	6,435,000
			13,665,857
REAL ESTATE - 0.9%
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)(d)	205,000	7,131,950
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		19,029	2,120,782
			9,252,732
TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	45,000	2,906,550
UTILITIES - 1.6%
ALLETE, Inc. (Electric Utilities)		40,000	2,708,400
NextEra Energy, Inc. (Electric Utilities)		25,000	3,209,250
OGE Energy Corp. (Electric Utilities)		60,190	2,105,446
CMS Energy Corp. (Multi-Utilities)		51,300	2,295,162
Sempra Energy (Multi-Utilities)		45,000	4,972,500
			15,290,758
Total Common Stocks (Cost $394,393,643)			$451,221,439

Corporate Bonds - 20.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Lear Corp. (Auto Components)		5.250%	01/15/2025	$2,775,000	$2,925,988
OneBeacon U.S. Holdings, Inc. (Hotels, Restaurants & Leisure)		4.600%	11/09/2022	1,245,000	1,264,789
Lee Enterprises, Inc. (Media)	(b)	9.500%	03/15/2022	2,975,000	3,122,411
Macy's Retail Holdings, Inc. (Multiline Retail)		4.375%	09/01/2023	4,000,000	3,983,012
					11,296,200
CONSUMER STAPLES - 3.0%
CVS Health Corp. (Food & Staples Retailing)		2.750%	12/01/2022	3,198,000	3,163,468
CVS Health Corp. (Food & Staples Retailing)		4.750%	12/01/2022	4,526,000	4,913,050
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	10,359,000	11,073,181
WhiteWave Foods Co. / The (Food Products)		5.375%	10/01/2022	7,453,000	8,095,821
HRG Group, Inc. (Household Products)		7.875%	07/15/2019	2,300,000	2,380,500
					29,626,020
ENERGY - 1.9%
MPLX LP (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	5,215,000	5,376,665
Overseas Shipholding Group, Inc. (Acquired 07/13/2016 through 10/13/2016, Cost $4,784,275) (Oil, Gas & Consumable Fuels)	(e)	8.125%	03/30/2018	4,630,000	4,826,775
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2023	7,700,000	7,931,616
					18,135,056
FINANCIALS - 6.8%
Citigroup, Inc. (Banks)		6.875%	06/01/2025	2,250,000	2,650,129
RBC U.S.A. Holdco Corp. (Banks)		5.250%	09/15/2020	1,500,000	1,637,375
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	5,599,000	5,864,908
GFI Group, Inc. (Capital Markets)		8.375%	07/19/2018	3,850,000	4,090,625
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	5,800,000	5,970,404
Credit Acceptance Corp. (Consumer Finance)		6.125%	02/15/2021	2,500,000	2,493,750
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		2.750%	03/15/2023	11,550,000	11,551,282
International Lease Finance Corp. (Diversified Financial Svs.)		5.875%	08/15/2022	4,256,000	4,734,430
Alleghany Corp. (Insurance)		5.625%	09/15/2020	1,000,000	1,098,898
American Equity Investment Life Holding Co. (Insurance)		6.625%	07/15/2021	2,000,000	2,075,000
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,555,083
Prudential Financial, Inc. (Insurance)	(c)	8.875%	06/15/2038	13,437,000	14,444,775
Greystar Real Estate Partners LLC (Real Estate Mgmt. & Development)	(b)	8.250%	12/01/2022	890,000	960,087
Radian Group, Inc. (Thrifts & Mortgage Finance)		5.500%	06/01/2019	3,250,000	3,416,562
					66,543,308
HEALTH CARE - 1.1%
Abbott Laboratories (Health Care Equip. & Supplies)		3.875%	09/15/2025	6,650,000	6,738,565
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	4,200,000	4,462,500
					11,201,065
INDUSTRIALS - 2.8%
Spirit AeroSystems, Inc. (Aerospace & Defense)		5.250%	03/15/2022	11,120,000	11,579,501
Park-Ohio Industries, Inc. (Air Freight & Logistics)		8.125%	04/01/2021	2,585,000	2,661,438
AECOM (Construction & Engineering)		5.750%	10/15/2022	3,700,000	3,880,375
Commercial Vehicle Group, Inc. (Machinery)		7.875%	04/15/2019	2,410,000	2,410,000
Joy Global, Inc. (Machinery)		5.125%	10/15/2021	2,116,000	2,270,802
Aircastle Ltd. (Trading Companies & Distributors)		5.000%	04/01/2023	4,400,000	4,631,000
					27,433,116
INFORMATION TECHNOLOGY - 1.4%
Corning, Inc. (Electronic Equip., Instr. & Comp.)		7.250%	08/15/2036	2,180,000	2,636,100
Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc. (IT Svs.)		5.750%	04/15/2023	5,488,000	5,748,499
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.625%	06/01/2023	5,115,000	5,415,506
					13,800,105
MATERIALS - 0.8%
Chemtura Corp. (Chemicals)		5.750%	07/15/2021	3,400,000	3,514,750
FMG Resources (August 2006) Pty. Ltd. (Metals & Mining)	(b)	9.750%	03/01/2022	3,500,000	4,011,875
					7,526,625
REAL ESTATE - 0.5%
Select Income REIT (Equity Real Estate Investment Trusts)		4.500%	02/01/2025	4,850,000	4,872,902
TELECOMMUNICATION SERVICES - 0.8%
Clearwire Communications LLC / Clearwire Finance, Inc. (Wireless Telecom. Svs.)	(b)	8.250%	12/01/2040	7,650,000	7,908,187
UTILITIES - 0.4%
DPL, Inc. (Electric Utilities)		6.750%	10/01/2019	4,000,000	4,200,000
Total Corporate Bonds (Cost $203,517,454)					$202,542,584

Preferred Securities - 4.1%		Rate	Quantity	Value
FINANCIALS - 2.5%
USB Capital IX (Banks)	(c)	QL + 102	1,500,000	$1,275,000
Charles Schwab Corp. Series A / The (Capital Markets)	(c)	7.000%	4,000,000	4,550,000
Discover Financial Services (Consumer Finance)		6.500%	201,070	5,217,767
GMAC Capital Trust I (Consumer Finance)	(c)	QL + 579	62,975	1,601,454
Maiden Holdings North America Ltd. (Insurance)		7.750%	180,859	4,857,873
MetLife Capital Trust IV (Insurance)	(b)	7.875%	1,000,000	1,230,000
Protective Life Corp. (Insurance)		6.250%	162,457	4,116,660
Protective Life Corp. (Insurance)		6.000%	76,164	1,944,467
				24,793,221
INDUSTRIALS - 0.5%
General Electric Co. (Industrial Conglomerates)	(c)	5.000%	4,635,000	4,884,131
REAL ESTATE - 0.6%
Gramercy Property Trust (Acquired 08/27/2014 through 03/21/2017, Cost $5,212,240) (Equity Real Estate Investment Trusts)	(e)	7.125%	201,700	5,310,761
UTILITIES - 0.5%
PECO Energy Capital Trust IV (Electric Utilities)		5.750%	5,000,000	5,008,205
Total Preferred Securities (Cost $39,508,433)				$39,996,318

Asset-Backed / Mortgage-Backed Securities - 4.6%		Rate	Maturity	Face Amount	Value
FINANCIALS - 4.5%
New Residential Mortgage Loan Trust 2016-1 Class B3 (Acquired 04/11/2016 through 04/26/2016, Cost $5,357,643)	(b)(e)	5.567%	03/25/2056	$5,126,931	$5,109,609
New Residential Mortgage Loan Trust 2016-3 Class B3 (Acquired 10/13/2016, Cost $8,125,388)	(b)(e)	4.000%	09/25/2056	8,005,308	7,635,853
Towd Point Mortgage Trust 2015-1 Class A5 (Acquired 08/03/2016 through 08/08/2016, Cost $5,880,450)	(b)(e)	3.509%	10/25/2053	5,970,000	5,955,686
Towd Point Mortgage Trust 2015-3 Class M2 (Acquired 11/29/2016, Cost $3,809,500)	(b)(e)	4.000%	03/25/2054	3,800,000	3,744,048
Towd Point Mortgage Trust 2015-4 Class M2 (Acquired 10/29/2015 through 11/30/2015, Cost $3,901,250)	(b)(e)	3.750%	04/25/2055	4,000,000	3,903,729
Towd Point Mortgage Trust 2015-6 Class M2 (Acquired 09/14/2016, Cost $14,105,000)	(b)(e)	3.750%	04/25/2055	14,000,000	13,428,142
Velocity Commercial Capital Loan Trust 2014-1 Class M3 (Acquired 02/17/2016, Cost $1,989,440)	(b)(e)	6.888%	09/25/2044	1,900,000	2,000,343
Velocity Commercial Capital Loan Trust 2014-1 Class M4 (Acquired 03/16/2016, Cost $2,441,257)	(b)(e)	7.051%	09/25/2044	2,397,000	2,480,895
					44,258,305
INDUSTRIALS - 0.1%
UAL 2007-1 Class B Pass Through Trust		7.336%	07/02/2019	924,837	975,656
Total Asset-Backed / Mortgage-Backed Securities (Cost $46,572,467)					$45,233,961

U.S. Treasury Obligations - 7.8%	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.500%	08/15/2026	$10,000,000	$9,251,170
U.S. Treasury Note	1.000%	09/15/2017	10,000,000	10,004,690
U.S. Treasury Note	1.625%	02/15/2026	30,000,000	28,202,340
U.S. Treasury Note	1.875%	01/31/2022	19,500,000	19,455,813
U.S. Treasury Note	1.875%	05/31/2022	10,000,000	9,951,560
Total U.S. Treasury Obligations (Cost $78,828,048)				$76,865,573

Closed-End Mutual Funds - 6.3%	Shares	Value
Asia Pacific Fund, Inc. / The	47,344	$579,017
BlackRock Defined Opportunity Credit Trust	224,248	3,076,683
BlackRock Enhanced Government Fund, Inc.	188,151	2,487,356
BlackRock Income Trust, Inc.	1,028,917	6,368,996
Cushing Renaissance Fund / The	87,785	1,616,122
Delaware Investments Dividend & Income Fund, Inc.	215,112	2,222,107
Deutsche Global High Income Fund, Inc.	192,573	1,634,945
Deutsche High Income Opportunities Fund, Inc.	43,749	640,923
Deutsche Multi-Market Income Trust	645,668	5,617,312
Deutsche Strategic Income Trust	122,406	1,497,025
Eaton Vance High Income 2021 Target Term Trust	415,392	4,166,382
First Trust / Aberdeen Global Opportunity Income Fund	199,403	2,317,063
First Trust Mortgage Income Fund	85,088	1,196,337
Guggenheim Enhanced Equity Income Fund	271,680	2,195,174
Madison Covered Call & Equity Strategy Fund	213,827	1,717,031
Madison Strategic Sector Premium Fund	167,646	2,043,605
MFS Investment Grade Municipal Trust	220,810	2,128,608
Morgan Stanley Income Securities, Inc.	244,555	4,372,643
Neuberger Berman Real Estate Securities Income Fund, Inc.	222,497	1,183,684
Nuveen High Income December 2018 Target Term Fund	150,781	1,534,951
Nuveen High Income December 2019 Target Term Fund	169,081	1,724,626
Nuveen Mortgage Opportunity Term Fund 2	25,249	599,664
Pacholder High Yield Fund, Inc.	386,911	2,990,822
Putnam High Income Securities Fund	27,032	234,367
Swiss Helvetia Fund, Inc. / The	350,295	4,063,422
Virtus Total Return Fund	70,378	307,552
Zweig Fund, Inc.	284,485	3,163,473
Total Closed-End Mutual Funds (Cost $61,050,631)		$61,679,890

Exchange Traded Funds - 2.0%	Shares	Value
iShares Currency Hedged MSCI Eurozone ETF	280,000	$8,030,400
iShares Europe ETF	170,000	7,114,500
SPDR S&P 500 ETF Trust	19,152	4,514,893
Total Exchange Traded Funds (Cost $18,601,230)		$19,659,793

Purchased Options - 0.1%	Expiration	Exercise Price	Contracts (f)	Value
S&P 500 Index Put Option	September 2017	$2,000.00	550	$814,000
Total Purchased Options (Cost $1,736,229)				$814,000

Money Market Funds - 8.2%	Shares	Value
State Street Institutional Treasury Plus Money Market Fund
Institutional Class	45,448,215	$45,448,215
State Street Institutional U.S. Government Money Market Fund
Institutional Class	35,072,439	35,072,439
Total Money Market Funds (Cost $80,520,654)		$80,520,654

Total Investments - 99.8% (Cost $924,728,789) (g)		$978,534,212
Total Written Options Outstanding - (0.0)% (see following schedule)		(168,000)
Other Assets in Excess of Liabilities - 0.2%		2,423,617
Net Assets - 100.0%		$980,957,829

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

QL: Quarterly U.S. LIBOR Rate, 1.150% on 3/31/2017

10T: 10 Year Constant Maturity Treasury Rate, 2.391% on 3/31/2017

30T: 30 Year Constant Maturity Treasury Rate, 3.010% on 3/31/2017

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2017, the value of these securities totaled $83,949,956, or 8.6% of the Portfolio's net assets. Unless also noted with (e), as defined below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at March 31, 2017.

(d) Security is fully or partially pledged as collateral for written call options outstanding. Outstanding written call options are presented in the following schedule.

(e) Represents a security deemed to be illiquid. At March 31, 2017, the value of illiquid securities in the Portfolio totaled $54,395,841, or 5.5% of the Portfolio's net assets.

(f) 100 shares per contract.

(g) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio

Schedule of Written Options Outstanding	March 31, 2017

	Expiration	Exercise Price	Contracts*	Value
S&P 500 Index Call Option	4/28/2017	$2,400.00	200	$168,000
Total Written Options Outstanding (Premiums received $279,739)			200	$168,000

* 100 shares per contract.

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 98.4%		Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Cooper Tire & Rubber Co. (Auto Components)		1,626	$72,113
Dana, Inc. (Auto Components)		4,480	86,509
Gentex Corp. (Auto Components)		8,925	190,370
Thor Industries, Inc. (Automobiles)		1,484	142,657
Pool Corp. (Distributors)		1,281	152,862
DeVry Education Group, Inc. (Diversified Consumer Svs.)		1,766	62,605
Graham Holdings Co. Class B (Diversified Consumer Svs.)		144	86,335
Service Corp. International (Diversified Consumer Svs.)		5,821	179,752
Sotheby's (Diversified Consumer Svs.)	(a)	1,422	64,673
Brinker International, Inc. (Hotels, Restaurants & Leisure)		1,516	66,643
Buffalo Wild Wings, Inc. (Hotels, Restaurants & Leisure)	(a)	536	81,874
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		1,368	86,676
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		385	61,157
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		747	118,960
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,486	273,870
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)		2,856	156,166
International Speedway Corp. Class A (Hotels, Restaurants & Leisure)		795	29,375
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		979	99,584
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	662	173,358
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		816	65,313
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		1,984	88,348
Wendy's Co. / The (Hotels, Restaurants & Leisure)		5,937	80,803
CalAtlantic Group, Inc. (Household Durables)		2,230	83,513
Helen of Troy Ltd. (Household Durables)	(a)	839	79,034
KB Home (Household Durables)		2,560	50,893
NVR, Inc. (Household Durables)	(a)	107	225,436
Tempur Sealy International, Inc. (Household Durables)	(a)	1,442	66,995
Toll Brothers, Inc. (Household Durables)	(a)	4,597	165,998
TRI Pointe Group, Inc. (Household Durables)	(a)	4,986	62,524
Tupperware Brands Corp. (Household Durables)		1,574	98,721
HSN, Inc. (Internet & Direct Marketing Retail)		993	36,840
Brunswick Corp. (Leisure Products)		2,777	169,952
Polaris Industries, Inc. (Leisure Products)		1,809	151,594
AMC Networks, Inc. Class A (Media)	(a)	1,748	102,573
Cable One, Inc. (Media)		145	90,548
Cinemark Holdings, Inc. (Media)		3,277	145,302
John Wiley & Sons, Inc. Class A (Media)		1,385	74,513
Live Nation Entertainment, Inc. (Media)	(a)	4,120	125,124
Meredith Corp. (Media)		1,128	72,869
New York Times Co. / The Class A (Media)		3,756	54,086
Time, Inc. (Media)		3,073	59,463
Big Lots, Inc. (Multiline Retail)		1,380	67,178
Dillard's, Inc. Class A (Multiline Retail)		787	41,113
J.C. Penney Co., Inc. (Multiline Retail)	(a)	9,502	58,532
Aaron's, Inc. (Specialty Retail)		1,973	58,677
American Eagle Outfitters, Inc. (Specialty Retail)		5,300	74,359
Cabela's, Inc. (Specialty Retail)	(a)	1,585	84,179
Chico's FAS, Inc. (Specialty Retail)		4,015	57,013
CST Brands, Inc. (Specialty Retail)		2,335	112,290
Dick's Sporting Goods, Inc. (Specialty Retail)		2,731	132,890
GameStop Corp. Class A (Specialty Retail)		3,151	71,055
Michaels Cos., Inc. / The (Specialty Retail)	(a)	3,319	74,312
Murphy U.S.A., Inc. (Specialty Retail)	(a)	1,069	78,486
Office Depot, Inc. (Specialty Retail)		15,917	74,253
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	4,426	90,467
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,723	64,698
Williams-Sonoma, Inc. (Specialty Retail)		2,518	135,015
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		1,503	134,969
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	993	59,312
Kate Spade & Co. (Textiles, Apparel & Luxury Goods)	(a)	3,989	92,664
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	4,153	114,000
			6,011,443
CONSUMER STAPLES - 4.4%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	287	41,515
Casey's General Stores, Inc. (Food & Staples Retailing)		1,221	137,057
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	3,989	92,226
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	1,559	67,396
Dean Foods Co. (Food Products)		2,811	55,264
Flowers Foods, Inc. (Food Products)		5,707	110,773
Hain Celestial Group, Inc. / The (Food Products)	(a)	3,209	119,375
Ingredion, Inc. (Food Products)		2,225	267,957
Lamb Weston Holdings, Inc. (Food Products)		4,291	180,479
Lancaster Colony Corp. (Food Products)		602	77,562
Post Holdings, Inc. (Food Products)	(a)	1,989	174,077
Snyder's-Lance, Inc. (Food Products)		2,642	106,499
Tootsie Roll Industries, Inc. (Food Products)		555	20,743
TreeHouse Foods, Inc. (Food Products)	(a)	1,761	149,086
WhiteWave Foods Co. / The (Food Products)	(a)	5,478	307,590
Energizer Holdings, Inc. (Household Products)		1,923	107,207
Avon Products, Inc. (Personal Products)	(a)	13,611	59,888
Edgewell Personal Care Co. (Personal Products)	(a)	1,782	130,335
Nu Skin Enterprises, Inc. (Personal Products)		1,523	84,587
			2,289,616
ENERGY - 3.3%
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)	(a)	2,008	33,554
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	1,171	63,878
Ensco PLC Class A (Energy Equip. & Svs.)		9,344	83,629
Nabors Industries Ltd. (Energy Equip. & Svs.)		8,890	116,192
Noble Corp. PLC (Energy Equip. & Svs.)		7,624	47,193
Oceaneering International, Inc. (Energy Equip. & Svs.)		3,024	81,890
Oil States International, Inc. (Energy Equip. & Svs.)	(a)	1,584	52,510
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		5,186	125,864
Rowan Cos. Plc Class A (Energy Equip. & Svs.)	(a)	3,863	60,186
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	4,738	67,564
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,443	91,334
Energen Corp. (Oil, Gas & Consumable Fuels)	(a)	3,020	164,409
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	4,893	84,111
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		5,487	155,502
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,382	93,825
SM Energy Co. (Oil, Gas & Consumable Fuels)		3,016	72,444
Western Refining, Inc. (Oil, Gas & Consumable Fuels)		2,445	85,746
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		2,170	78,662
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	12,262	164,188
			1,722,681
FINANCIALS - 16.0%
Associated Banc-Corp. (Banks)		4,676	114,094
BancorpSouth, Inc. (Banks)		2,631	79,588
Bank of Hawaii Corp. (Banks)		1,314	108,221
Bank of the Ozarks, Inc. (Banks)		2,826	146,980
Cathay General Bancorp (Banks)		2,307	86,928
Chemical Financial Corp. (Banks)		2,190	112,018
Commerce Bancshares, Inc. (Banks)		2,710	152,194
Cullen / Frost Bankers, Inc. (Banks)		1,762	156,765
East West Bancorp, Inc. (Banks)		4,460	230,181
First Horizon National Corp. (Banks)		7,265	134,402
FNB Corp. (Banks)		9,981	148,417
Fulton Financial Corp. (Banks)		5,349	95,480
Hancock Holding Co. (Banks)		2,626	119,614
International Bancshares Corp. (Banks)		1,789	63,331
MB Financial, Inc. (Banks)		2,224	95,232
PacWest Bancorp (Banks)		3,719	198,074
PrivateBancorp, Inc. (Banks)		2,486	147,594
Prosperity Bancshares, Inc. (Banks)		2,162	150,713
Signature Bank (Banks)	(a)	1,671	247,960
SVB Financial Group (Banks)	(a)	1,623	302,024
Synovus Financial Corp. (Banks)		3,769	154,604
TCF Financial Corp. (Banks)		5,288	90,002
Texas Capital Bancshares, Inc. (Banks)	(a)	1,536	128,179
Trustmark Corp. (Banks)		2,085	66,282
UMB Financial Corp. (Banks)		1,351	101,744
Umpqua Holdings Corp. (Banks)		6,788	120,419
Valley National Bancorp (Banks)		8,127	95,899
Webster Financial Corp. (Banks)		2,862	143,214
Wintrust Financial Corp. (Banks)		1,639	113,288
Eaton Vance Corp. (Capital Markets)		3,562	160,148
FactSet Research Systems, Inc. (Capital Markets)		1,226	202,180
Federated Investors, Inc. Class B (Capital Markets)		2,863	75,411
Janus Capital Group, Inc. (Capital Markets)		4,430	58,476
Legg Mason, Inc. (Capital Markets)		2,672	96,486
MarketAxess Holdings, Inc. (Capital Markets)		1,167	218,801
MSCI, Inc. (Capital Markets)		2,806	272,715
SEI Investments Co. (Capital Markets)		4,145	209,074
Stifel Financial Corp. (Capital Markets)	(a)	2,122	106,503
Waddell & Reed Financial, Inc. Class A (Capital Markets)		2,597	44,149
SLM Corp. (Consumer Finance)	(a)	13,301	160,942
Alleghany Corp. (Insurance)	(a)	479	294,422
American Financial Group, Inc. (Insurance)		2,265	216,126
Aspen Insurance Holdings Ltd. (Insurance)		1,852	96,397
Brown & Brown, Inc. (Insurance)		3,538	147,605
CNO Financial Group, Inc. (Insurance)		5,408	110,864
Everest Re Group Ltd. (Insurance)		1,263	295,302
First American Financial Corp. (Insurance)		3,411	133,984
Genworth Financial, Inc. Class A (Insurance)	(a)	15,427	63,559
Hanover Insurance Group, Inc. / The (Insurance)		1,311	118,069
Kemper Corp. (Insurance)		1,501	59,890
Mercury General Corp. (Insurance)		1,124	68,553
Old Republic International Corp. (Insurance)		7,578	155,197
Primerica, Inc. (Insurance)		1,419	116,642
Reinsurance Group of America, Inc. (Insurance)		1,996	253,452
RenaissanceRe Holdings Ltd. (Insurance)		1,270	183,705
WR Berkley Corp. (Insurance)		3,012	212,738
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		15,106	211,031
Washington Federal, Inc. (Thrifts & Mortgage Finance)		2,753	91,124
			8,336,986
HEALTH CARE - 8.0%
Bioverativ, Inc. (Biotechnology)	(a)	3,347	182,278
United Therapeutics Corp. (Biotechnology)	(a)	1,390	188,178
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,255	157,126
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,333	267,618
Globus Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,219	65,727
Halyard Health, Inc. (Health Care Equip. & Supplies)	(a)	1,448	55,154
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		1,848	130,469
LivaNova PLC (Health Care Equip. & Supplies)	(a)	1,345	65,918
Masimo Corp. (Health Care Equip. & Supplies)	(a)	1,392	129,818
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	1,561	116,575
ResMed, Inc. (Health Care Equip. & Supplies)		4,389	315,876
STERIS PLC (Health Care Equip. & Supplies)		2,637	183,166
Teleflex, Inc. (Health Care Equip. & Supplies)		1,388	268,897
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		2,274	185,581
HealthSouth Corp. (Health Care Providers & Svs.)		2,776	118,841
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	1,240	81,220
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	2,901	201,271
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,312	59,827
Owens & Minor, Inc. (Health Care Providers & Svs.)		1,892	65,463
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	2,481	43,939
VCA, Inc. (Health Care Providers & Svs.)	(a)	2,520	230,580
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	1,369	191,947
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	5,616	71,211
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	641	127,777
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,162	118,117
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,470	132,227
PAREXEL International Corp. (Life Sciences Tools & Svs.)	(a)	1,571	99,146
Akorn, Inc. (Pharmaceuticals)	(a)	2,703	65,088
Catalent, Inc. (Pharmaceuticals)	(a)	3,879	109,853
Endo International PLC (Pharmaceuticals)	(a)	6,115	68,243
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	1,632	90,674
			4,187,805
INDUSTRIALS - 14.6%
B/E Aerospace, Inc. (Aerospace & Defense)		3,147	201,754
Curtiss-Wright Corp. (Aerospace & Defense)		1,383	126,213
Esterline Technologies Corp. (Aerospace & Defense)	(a)	915	78,736
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,427	285,742
KLX, Inc. (Aerospace & Defense)	(a)	1,626	72,682
Orbital ATK, Inc. (Aerospace & Defense)		1,779	174,342
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,096	138,600
JetBlue Airways Corp. (Airlines)	(a)	10,417	214,694
A.O. Smith Corp. (Building Products)		4,554	232,983
Lennox International, Inc. (Building Products)		1,196	200,091
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	1,606	89,326
Copart, Inc. (Commercial Svs. & Supplies)	(a)	3,173	196,504
Deluxe Corp. (Commercial Svs. & Supplies)		1,495	107,894
Herman Miller, Inc. (Commercial Svs. & Supplies)		1,860	58,683
HNI Corp. (Commercial Svs. & Supplies)		1,365	62,913
MSA Safety, Inc. (Commercial Svs. & Supplies)		966	68,287
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		5,744	75,304
Rollins, Inc. (Commercial Svs. & Supplies)		2,957	109,793
AECOM (Construction & Engineering)	(a)	4,821	171,579
Dycom Industries, Inc. (Construction & Engineering)	(a)	969	90,069
EMCOR Group, Inc. (Construction & Engineering)		1,851	116,520
Granite Construction, Inc. (Construction & Engineering)		1,222	61,332
KBR, Inc. (Construction & Engineering)		4,435	66,658
Valmont Industries, Inc. (Construction & Engineering)		694	107,917
EnerSys (Electrical Equip.)		1,338	105,622
Hubbell, Inc. (Electrical Equip.)		1,602	192,320
Regal Beloit Corp. (Electrical Equip.)		1,380	104,397
Carlisle Cos., Inc. (Industrial Conglomerates)		2,004	213,246
AGCO Corp. (Machinery)		2,061	124,031
Crane Co. (Machinery)		1,562	116,884
Donaldson Co., Inc. (Machinery)		4,083	185,858
Graco, Inc. (Machinery)		1,739	163,709
IDEX Corp. (Machinery)		2,372	221,806
ITT, Inc. (Machinery)		2,718	111,492
Joy Global, Inc. (Machinery)		3,087	87,208
Kennametal, Inc. (Machinery)		2,472	96,977
Lincoln Electric Holdings, Inc. (Machinery)		1,918	166,597
Nordson Corp. (Machinery)		1,655	203,300
Oshkosh Corp. (Machinery)		2,312	158,580
Terex Corp. (Machinery)		3,295	103,463
Timken Co. / The (Machinery)		2,155	97,406
Toro Co. / The (Machinery)		3,354	209,491
Trinity Industries, Inc. (Machinery)		4,730	125,582
Wabtec Corp. (Machinery)		2,668	208,104
Woodward, Inc. (Machinery)		1,704	115,736
Kirby Corp. (Marine)	(a)	1,672	117,960
CEB, Inc. (Professional Svs.)		995	78,207
FTI Consulting, Inc. (Professional Svs.)	(a)	1,268	52,204
ManpowerGroup, Inc. (Professional Svs.)		2,093	214,679
Avis Budget Group, Inc. (Road & Rail)	(a)	2,660	78,683
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	1,907	129,409
Landstar System, Inc. (Road & Rail)		1,297	111,088
Old Dominion Freight Line, Inc. (Road & Rail)		2,144	183,462
Werner Enterprises, Inc. (Road & Rail)		1,397	36,601
GATX Corp. (Trading Companies & Distributors)		1,220	74,371
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		1,394	143,247
NOW, Inc. (Trading Companies & Distributors)	(a)	3,312	56,172
Watsco, Inc. (Trading Companies & Distributors)		941	134,732
			7,631,240
INFORMATION TECHNOLOGY - 17.6%
ARRIS International PLC (Communications Equip.)	(a)	5,886	155,685
Brocade Communications Systems, Inc. (Communications Equip.)		12,622	157,523
Ciena Corp. (Communications Equip.)	(a)	4,354	102,798
InterDigital, Inc. (Communications Equip.)		1,058	91,305
NetScout Systems, Inc. (Communications Equip.)	(a)	2,853	108,271
Plantronics, Inc. (Communications Equip.)		1,031	55,787
ViaSat, Inc. (Communications Equip.)	(a)	1,646	105,048
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,770	203,346
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		4,019	183,909
Belden, Inc. (Electronic Equip., Instr. & Comp.)		1,316	91,054
Cognex Corp. (Electronic Equip., Instr. & Comp.)		2,660	223,307
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	761	156,492
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,162	140,253
Jabil Circuit, Inc. (Electronic Equip., Instr. & Comp.)		5,654	163,514
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,683	205,384
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,744	51,999
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		698	111,617
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		3,307	107,676
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		898	100,522
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,066	100,097
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,803	249,774
VeriFone Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,439	64,412
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		4,160	68,432
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,639	149,559
J2 Global, Inc. (Internet Software & Svs.)		1,498	125,697
LogMeIn, Inc. (Internet Software & Svs.)		1,626	158,535
WebMD Health Corp. (Internet Software & Svs.)	(a)	1,162	61,214
Acxiom Corp. (IT Svs.)	(a)	2,406	68,499
Broadridge Financial Solutions, Inc. (IT Svs.)		3,670	249,377
Computer Sciences Corp. (IT Svs.)		4,376	301,988
Convergys Corp. (IT Svs.)		2,925	61,864
CoreLogic, Inc. (IT Svs.)	(a)	2,613	106,401
DST Systems, Inc. (IT Svs.)		975	119,438
Gartner, Inc. (IT Svs.)	(a)	2,561	276,562
Jack Henry & Associates, Inc. (IT Svs.)		2,408	224,185
Leidos Holdings, Inc. (IT Svs.)		4,415	225,783
MAXIMUS, Inc. (IT Svs.)		2,011	125,084
NeuStar, Inc. Class A (IT Svs.)	(a)	1,699	56,322
Science Applications International Corp. (IT Svs.)		1,357	100,961
WEX, Inc. (IT Svs.)	(a)	1,195	123,683
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	1,993	120,955
Cree, Inc. (Semiconductors & Equip.)	(a)	3,017	80,644
Cypress Semiconductor Corp. (Semiconductors & Equip.)		10,188	140,187
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,405	65,176
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	4,112	97,331
Microsemi Corp. (Semiconductors & Equip.)	(a)	3,567	183,808
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,168	107,573
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	1,291	94,953
Synaptics, Inc. (Semiconductors & Equip.)	(a)	1,090	53,966
Teradyne, Inc. (Semiconductors & Equip.)		6,240	194,064
Versum Materials, Inc. (Semiconductors & Equip.)		3,349	102,479
ACI Worldwide, Inc. (Software)	(a)	3,615	77,325
ANSYS, Inc. (Software)	(a)	2,638	281,923
Cadence Design Systems, Inc. (Software)	(a)	8,643	271,390
CDK Global, Inc. (Software)		4,488	291,765
CommVault Systems, Inc. (Software)	(a)	1,294	65,735
Fair Isaac Corp. (Software)		970	125,082
Fortinet, Inc. (Software)	(a)	4,609	176,755
Manhattan Associates, Inc. (Software)	(a)	2,178	113,365
PTC, Inc. (Software)	(a)	3,593	188,812
Take-Two Interactive Software, Inc. (Software)	(a)	3,146	186,463
Tyler Technologies, Inc. (Software)	(a)	1,040	160,742
Ultimate Software Group, Inc. / The (Software)	(a)	918	179,203
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	3,337	49,922
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)		2,324	71,347
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	3,854	176,051
			9,190,373
MATERIALS - 7.8%
Ashland Global Holdings, Inc. (Chemicals)		1,924	238,210
Cabot Corp. (Chemicals)		1,937	116,046
Chemours Co. / The (Chemicals)		5,663	218,026
Minerals Technologies, Inc. (Chemicals)		1,087	83,264
NewMarket Corp. (Chemicals)		285	129,171
Olin Corp. (Chemicals)		5,116	168,163
PolyOne Corp. (Chemicals)		2,564	87,407
RPM International, Inc. (Chemicals)		4,133	227,439
Scotts Miracle-Gro Co. / The Class A (Chemicals)		1,376	128,505
Sensient Technologies Corp. (Chemicals)		1,368	108,428
Valspar Corp. / The (Chemicals)		2,257	250,392
Eagle Materials, Inc. (Construction Materials)		1,504	146,099
AptarGroup, Inc. (Containers & Packaging)		1,928	148,437
Bemis Co., Inc. (Containers & Packaging)		2,882	140,815
Greif, Inc. Class A (Containers & Packaging)		796	43,852
Owens-Illinois, Inc. (Containers & Packaging)	(a)	5,036	102,634
Packaging Corp. of America (Containers & Packaging)		2,913	266,889
Silgan Holdings, Inc. (Containers & Packaging)		1,153	68,442
Sonoco Products Co. (Containers & Packaging)		3,081	163,047
Allegheny Technologies, Inc. (Metals & Mining)		3,377	60,651
Carpenter Technology Corp. (Metals & Mining)		1,440	53,712
Commercial Metals Co. (Metals & Mining)		3,562	68,141
Compass Minerals International, Inc. (Metals & Mining)		1,046	70,971
Reliance Steel & Aluminum Co. (Metals & Mining)		2,270	181,645
Royal Gold, Inc. (Metals & Mining)		2,026	141,921
Steel Dynamics, Inc. (Metals & Mining)		7,493	260,457
United States Steel Corp. (Metals & Mining)		5,390	182,236
Worthington Industries, Inc. (Metals & Mining)		1,354	61,052
Domtar Corp. (Paper & Forest Products)		1,941	70,885
Louisiana-Pacific Corp. (Paper & Forest Products)	(a)	4,482	111,243
			4,098,180
REAL ESTATE - 9.5%
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)		4,143	197,165
Camden Property Trust (Equity Real Estate Investment Trusts)		2,712	218,208
Care Capital Properties, Inc. (Equity Real Estate Investment Trusts)		2,593	69,674
CoreCivic, Inc. (Equity Real Estate Investment Trusts)		3,652	114,746
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)		3,042	100,690
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)		12,897	106,658
CyrusOne, Inc. (Equity Real Estate Investment Trusts)		2,307	118,741
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)		2,833	136,324
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)		4,525	173,760
Duke Realty Corp. (Equity Real Estate Investment Trusts)		11,006	289,128
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)		2,255	92,117
EPR Properties (Equity Real Estate Investment Trusts)		2,000	147,260
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)		3,616	96,294
GEO Group, Inc. / The (Equity Real Estate Investment Trusts)		2,544	117,965
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)		3,589	116,643
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)		3,134	153,973
Hospitality Properties Trust (Equity Real Estate Investment Trusts)		5,065	159,699
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)		3,030	218,402
Lamar Advertising Co. Class A (Equity Real Estate Investment Trusts)		2,562	191,484
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)		3,485	100,891
Liberty Property Trust (Equity Real Estate Investment Trusts)		4,570	176,174
Life Storage, Inc. (Equity Real Estate Investment Trusts)		1,433	117,678
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)		2,769	74,597
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)		9,964	128,436
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)		4,583	199,910
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)		6,096	201,107
Potlatch Corp. (Equity Real Estate Investment Trusts)		1,262	57,673
Quality Care Properties, Inc. (Equity Real Estate Investment Trusts)	(a)	2,901	54,713
Rayonier, Inc. (Equity Real Estate Investment Trusts)		3,791	107,437
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)		7,383	149,506
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)		2,967	97,229
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)		1,890	124,778
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	(a)	4,353	112,525
Urban Edge Properties (Equity Real Estate Investment Trusts)		2,829	74,403
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)		5,740	49,881
Weingarten Realty Investors (Equity Real Estate Investment Trusts)		3,687	123,109
Alexander & Baldwin, Inc. (Real Estate Mgmt. & Development)		1,422	63,307
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		1,402	156,253
			4,988,538
TELECOMMUNICATION SERVICES - 0.3%
Frontier Communications Corp. (Diversified Telecom. Svs.)		36,147	77,355
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		2,889	76,587
			153,942
UTILITIES - 5.4%
Great Plains Energy, Inc. (Electric Utilities)		6,721	196,388
Hawaiian Electric Industries, Inc. (Electric Utilities)		3,353	111,688
IDACORP, Inc. (Electric Utilities)		1,555	129,003
OGE Energy Corp. (Electric Utilities)		6,183	216,281
PNM Resources, Inc. (Electric Utilities)		2,469	91,353
Westar Energy, Inc. (Electric Utilities)		4,403	238,951
Atmos Energy Corp. (Gas Utilities)		3,275	258,692
National Fuel Gas Co. (Gas Utilities)		2,642	157,516
New Jersey Resources Corp. (Gas Utilities)		2,660	105,336
ONE Gas, Inc. (Gas Utilities)		1,609	108,768
Southwest Gas Holdings, Inc. (Gas Utilities)		1,466	121,546
UGI Corp. (Gas Utilities)		5,358	264,685
WGL Holdings, Inc. (Gas Utilities)		1,586	130,893
Black Hills Corp. (Multi-Utilities)		1,645	109,343
MDU Resources Group, Inc. (Multi-Utilities)		6,043	165,397
NorthWestern Corp. (Multi-Utilities)		1,490	87,463
Vectren Corp. (Multi-Utilities)		2,557	149,866
Aqua America, Inc. (Water Utilities)		5,517	177,372
			2,820,541
Total Common Stocks (Cost $50,198,727)			$51,431,345

Money Market Funds - 1.2%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		638,576	$638,576
Total Money Market Funds (Cost $638,576)			$638,576

Total Investments - 99.6% (Cost $50,837,303)	(b)		$52,069,921
Other Assets in Excess of Liabilities - 0.4%	(c)		216,465
Net Assets - 100.0%			$52,286,386

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

(c) Includes $63,756 of cash pledged as collateral for the following futures contracts outstanding at March 31, 2017:

Type	Description	Expiration	Number of Contracts	Contract at Value	Initial Contract Amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	CME E-mini S&P MidCap 400 Index Contracts (United States)	June 16, 2017	4	$687,280	$685,638	$1,642	$-

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 99.6%		Shares	Value
CONSUMER DISCRETIONARY - 19.8%
Delphi Automotive PLC (Auto Components)		30,535	$2,457,762
MGM Resorts International (Hotels, Restaurants & Leisure)		96,356	2,640,154
Panera Bread Co. Class A (Hotels, Restaurants & Leisure)	(a)	6,405	1,677,277
Starbucks Corp. (Hotels, Restaurants & Leisure)		44,619	2,605,303
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	6,169	5,469,065
CBS Corp. Class B (Media)		36,833	2,554,737
IMAX Corp. (Media)	(a)	70,890	2,410,260
Time Warner, Inc. (Media)		25,716	2,512,710
Walt Disney Co. / The (Media)		17,731	2,010,518
			24,337,786
CONSUMER STAPLES - 3.0%
Kraft Heinz Co. / The (Food Products)		27,278	2,477,115
Mondelez International, Inc. Class A (Food Products)		28,593	1,231,787
			3,708,902
FINANCIALS - 5.1%
Citigroup, Inc. (Banks)		33,805	2,022,215
Goldman Sachs Group, Inc. / The (Capital Markets)		10,681	2,453,639
Morgan Stanley (Capital Markets)		42,324	1,813,160
			6,289,014
HEALTH CARE - 17.6%
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	22,764	1,166,655
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	15,130	1,328,111
Celgene Corp. (Biotechnology)	(a)	19,520	2,428,874
Danaher Corp. (Health Care Equip. & Supplies)		22,870	1,956,071
Anthem, Inc. (Health Care Providers & Svs.)		14,512	2,399,995
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	38,428	2,356,405
Humana, Inc. (Health Care Providers & Svs.)		11,360	2,341,750
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		15,135	2,482,291
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		16,288	2,501,837
Mylan NV (Pharmaceuticals)	(a)	69,773	2,720,449
			21,682,438
INDUSTRIALS - 16.0%
Raytheon Co. (Aerospace & Defense)		14,581	2,223,603
FedEx Corp. (Air Freight & Logistics)		16,011	3,124,547
AECOM (Construction & Engineering)	(a)	65,022	2,314,133
Rockwell Automation, Inc. (Electrical Equip.)		15,952	2,483,886
Snap-on, Inc. (Machinery)		13,722	2,314,490
Wabtec Corp. (Machinery)		31,714	2,473,692
Xylem, Inc. (Machinery)		49,550	2,488,401
Union Pacific Corp. (Road & Rail)		21,888	2,318,377
			19,741,129
INFORMATION TECHNOLOGY - 34.1%
Harris Corp. (Communications Equip.)		11,689	1,300,635
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,638	596,602
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	3,307	2,803,675
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	4,676	3,879,023
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	29,772	4,229,113
Computer Sciences Corp. (IT Svs.)		37,731	2,603,816
Visa, Inc. (IT Svs.)		27,453	2,439,748
ASML Holding NV (Semiconductors & Equip.)		18,822	2,499,562
Broadcom Ltd. (Semiconductors & Equip.)		11,340	2,483,006
Cavium, Inc. (Semiconductors & Equip.)	(a)	8,418	603,234
Marvell Technology Group Ltd. (Semiconductors & Equip.)		152,535	2,327,684
Adobe Systems, Inc. (Software)	(a)	18,991	2,471,299
Microsoft Corp. (Software)		79,401	5,229,350
Oracle Corp. (Software)		54,110	2,413,847
Apple, Inc. (Tech. Hardware, Storage & Periph.)		42,154	6,055,844
			41,936,438
MATERIALS - 2.0%
Dow Chemical Co. / The (Chemicals)		39,429	2,505,319
TELECOMMUNICATION SERVICES - 2.0%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	38,468	2,484,648
Total Common Stocks (Cost $104,419,338)			$122,685,674

Money Market Funds - 0.5%		Shares	Value
State Street Institutional U.S. Government Money Market Fund
Institutional Class		676,946	$676,946
Total Money Market Funds (Cost $676,946)			$676,946

Total Investments - 100.1% (Cost $105,096,284)	(b)		$123,362,620
Liabilities in Excess of Other Assets - (0.1)%			(142,478)
Net Assets - 100.0%			$123,220,142

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Common Stocks - 50.4%		Shares	Value
CONSUMER DISCRETIONARY - 10.1%
General Motors Co. (Automobiles)		108,592	$3,839,813
McDonald's Corp. (Hotels, Restaurants & Leisure)		6,621	858,148
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	31,747	1,610,525
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		20,876	1,241,913
Starbucks Corp. (Hotels, Restaurants & Leisure)		36,138	2,110,098
Priceline Group, Inc. / The (Internet & Direct Marketing Retail)	(a)	2,251	4,006,713
Hasbro, Inc. (Leisure Products)		13,970	1,394,485
Mattel, Inc. (Leisure Products)		51,771	1,325,855
Comcast Corp. Class A (Media)		108,706	4,086,259
Madison Square Garden Co. / The (Media)	(a)	3,358	670,626
Time Warner, Inc. (Media)		18,930	1,849,650
Home Depot, Inc. / The (Specialty Retail)		23,317	3,423,635
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		70,980	3,955,716
			30,373,436
CONSUMER STAPLES - 6.1%
Costco Wholesale Corp. (Food & Staples Retailing)		27,352	4,586,657
Kroger Co. / The (Food & Staples Retailing)		47,831	1,410,536
Sysco Corp. (Food & Staples Retailing)		26,829	1,392,962
Hershey Co. / The (Food Products)		15,786	1,724,620
Kimberly-Clark Corp. (Household Products)		16,956	2,231,918
Estee Lauder Cos., Inc. / The Class A (Personal Products)		14,583	1,236,493
Altria Group, Inc. (Tobacco)		81,806	5,842,585
			18,425,771
ENERGY - 0.2%
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		23,057	709,003
FINANCIALS - 5.7%
U.S. Bancorp (Banks)		56,713	2,920,719
CME Group, Inc. (Capital Markets)		37,437	4,447,515
Morgan Stanley (Capital Markets)		72,696	3,114,297
TD Ameritrade Holding Corp. (Capital Markets)		72,595	2,821,042
Synchrony Financial (Consumer Finance)		107,899	3,700,936
			17,004,509
HEALTH CARE - 5.8%
AbbVie, Inc. (Biotechnology)		23,980	1,562,537
Amgen, Inc. (Biotechnology)		34,714	5,695,526
Medtronic PLC (Health Care Equip. & Supplies)		41,331	3,329,625
Aetna, Inc. (Health Care Providers & Svs.)		15,885	2,026,132
Allergan PLC (Pharmaceuticals)		5,566	1,329,829
Bristol-Myers Squibb Co. (Pharmaceuticals)		48,867	2,657,387
Eli Lilly & Co. (Pharmaceuticals)		9,215	775,074
			17,376,110
INDUSTRIALS - 7.0%
Boeing Co. / The (Aerospace & Defense)		38,674	6,839,884
General Dynamics Corp. (Aerospace & Defense)		13,343	2,497,809
Northrop Grumman Corp. (Aerospace & Defense)		11,063	2,631,224
United Parcel Service, Inc. Class B (Air Freight & Logistics)		14,938	1,602,847
Honeywell International, Inc. (Industrial Conglomerates)		32,008	3,996,839
CSX Corp. (Road & Rail)		75,334	3,506,798
			21,075,401
INFORMATION TECHNOLOGY - 11.0%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	6,134	5,088,521
Accenture PLC Class A (IT Svs.)		17,096	2,049,468
Automatic Data Processing, Inc. (IT Svs.)		13,297	1,361,480
MasterCard, Inc. Class A (IT Svs.)		57,570	6,474,898
Intel Corp. (Semiconductors & Equip.)		39,609	1,428,697
Adobe Systems, Inc. (Software)	(a)	34,966	4,550,125
Microsoft Corp. (Software)		120,224	7,917,953
Apple, Inc. (Tech. Hardware, Storage & Periph.)		29,633	4,257,077
			33,128,219
MATERIALS - 1.9%
LyondellBasell Industries NV Class A (Chemicals)		55,710	5,080,195
Vulcan Materials Co. (Construction Materials)		6,032	726,735
			5,806,930
REAL ESTATE - 2.6%
Colony NorthStar, Inc. Class A (Equity Real Estate Investment Trusts)		110,763	1,429,950
Colony Starwood Homes (Equity Real Estate Investment Trusts)		20,040	680,358
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		11,809	1,115,360
MGM Growth Properties, LLC Class A (Equity Real Estate Investment Trusts)		27,778	751,395
Outfront Media, Inc. (Equity Real Estate Investment Trusts)		57,743	1,533,077
CBRE Group, Inc. (Real Estate Mgmt. & Development)	(a)	65,300	2,271,787
			7,781,927
Total Common Stocks (Cost $133,204,097)			$151,681,306

Corporate Bonds - 14.8%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Ford Motor Co. (Automobiles)		4.346%	12/08/2026	$228,000	$232,137
General Motors Co. (Automobiles)		4.875%	10/02/2023	187,000	199,485
General Motors Financial Co., Inc. (Automobiles)		3.700%	05/09/2023	97,000	97,730
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	01/15/2022	320,000	327,600
Brinker International, Inc. (Hotels, Restaurants & Leisure)		3.875%	05/15/2023	13,000	12,301
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.625%	04/01/2025	420,000	424,200
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	108,000	113,940
D.R. Horton, Inc. (Household Durables)		4.750%	05/15/2017	83,000	83,275
D.R. Horton, Inc. (Household Durables)		3.750%	03/01/2019	231,000	236,718
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	53,000	54,590
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021	71,000	72,632
Newell Brands, Inc. (Household Durables)		3.850%	04/01/2023	81,000	83,839
Newell Brands, Inc. (Household Durables)		4.200%	04/01/2026	433,000	450,597
Newell Brands, Inc. (Household Durables)		5.000%	11/15/2023	98,000	105,019
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	133,000	144,305
Toll Brothers Finance Corp. (Household Durables)		4.375%	04/15/2023	63,000	63,748
CCO Holdings, LLC / CCO Holdings Capital Corp. (Media)		5.250%	03/15/2021	160,000	164,400
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.908%	07/23/2025	254,000	268,206
Comcast Corp. (Media)		2.350%	01/15/2027	139,000	127,304
Cox Communications, Inc. (Media)	(b)	3.350%	09/15/2026	257,000	248,615
Time Warner Cable, Inc. (Media)		5.850%	05/01/2017	192,000	192,590
UBM PLC (Media)	(b)	5.750%	11/03/2020	100,000	105,079
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.625%	05/15/2024	264,000	260,370
					4,068,680
CONSUMER STAPLES - 1.7%
Anheuser-Busch InBev Finance, Inc. (Beverages)		2.650%	02/01/2021	91,000	91,676
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.300%	02/01/2023	515,000	524,090
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.900%	02/01/2046	216,000	233,224
Anheuser-Busch InBev Finance, Inc. (Beverages)		3.650%	02/01/2026	687,000	694,626
Constellation Brands, Inc. (Beverages)		4.250%	05/01/2023	231,000	243,436
Constellation Brands, Inc. (Beverages)		4.750%	12/01/2025	28,000	30,158
Constellation Brands, Inc. (Beverages)		3.700%	12/06/2026	169,000	168,810
Molson Coors Brewing Co. (Beverages)		3.000%	07/15/2026	328,000	311,873
Molson Coors Brewing Co. (Beverages)		4.200%	07/15/2046	87,000	81,443
CVS Health Corp. (Food & Staples Retailing)		2.800%	07/20/2020	522,000	530,681
CVS Health Corp. (Food & Staples Retailing)		4.750%	12/01/2022	111,000	120,492
CVS Health Corp. (Food & Staples Retailing)		5.000%	12/01/2024	155,000	169,582
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	67,000	66,770
Sysco Corp. (Food & Staples Retailing)		3.300%	07/15/2026	166,000	162,582
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		2.600%	06/01/2021	73,000	73,079
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		3.100%	06/01/2023	39,000	38,941
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		3.450%	06/01/2026	191,000	186,192
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		4.650%	06/01/2046	31,000	30,832
Danone S.A. (Food Products)	(b)	2.077%	11/02/2021	447,000	434,957
Kraft Heinz Foods Co. (Food Products)		3.000%	06/01/2026	90,000	84,568
Kraft Heinz Foods Co. (Food Products)		2.800%	07/02/2020	160,000	162,139
Kraft Heinz Foods Co. (Food Products)		3.500%	07/15/2022	154,000	157,333
Wm. Wrigley Jr. Co. (Food Products)	(b)	3.375%	10/21/2020	119,000	123,032
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	447,000	450,601
					5,171,117
ENERGY - 1.6%
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)		5.875%	05/01/2019	34,000	35,530
Helmerich & Payne International Drilling Co. (Energy Equip. & Svs.)		4.650%	03/15/2025	346,000	359,677
Oceaneering International, Inc. (Energy Equip. & Svs.)		4.650%	11/15/2024	225,000	225,031
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.850%	03/15/2021	42,000	44,925
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.375%	11/01/2021	272,000	279,368
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.700%	05/15/2017	36,000	36,166
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.900%	02/01/2018	78,000	80,554
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		5.700%	10/15/2019	6,000	6,476
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		5.875%	05/01/2022	92,000	94,831
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4.375%	06/01/2024	63,000	65,438
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.950%	03/15/2026	225,000	249,709
ConocoPhillips Co. (Oil, Gas & Consumable Fuels)		4.200%	03/15/2021	186,000	198,313
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.875%	10/15/2025	144,000	160,942
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	117,000	124,312
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.500%	06/01/2027	88,000	91,960
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	120,000	124,593
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.750%	01/15/2026	63,000	64,827
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	95,000	93,537
Hiland Partners Holdings, LLC / Hiland Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2022	101,000	105,370
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	280,000	300,125
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		3.950%	09/01/2022	147,000	150,163
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	08/15/2042	202,000	190,582
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	159,000	171,407
MPLX LP (Oil, Gas & Consumable Fuels)		4.500%	07/15/2023	52,000	54,074
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.605%	02/15/2025	112,000	109,057
Regency Energy Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	153,000	168,222
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)	(b)	5.000%	03/15/2027	248,000	259,000
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	11/15/2021	108,000	110,700
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	01/01/2023	38,000	38,570
Spectra Energy Partners LP (Oil, Gas & Consumable Fuels)		4.750%	03/15/2024	104,000	110,111
Tesoro Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	01/15/2025	64,000	66,800
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		5.375%	06/01/2021	279,000	299,804
Western Gas Partners LP (Oil, Gas & Consumable Fuels)		4.000%	07/01/2022	141,000	144,781
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.700%	01/15/2023	68,000	66,810
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2023	168,000	173,053
Williams Partners LP / ACMP Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	03/15/2024	15,000	15,427
					4,870,245
FINANCIALS - 3.7%
Bank of America Corp. (Banks)		2.503%	10/21/2022	525,000	511,339
Bank of America Corp. (Banks)		4.183%	11/25/2027	574,000	576,050
Bank of America Corp. (Banks)		5.700%	05/02/2017	167,000	167,549
CIT Group, Inc. (Banks)	(b)	5.500%	02/15/2019	165,000	173,456
CIT Group, Inc. (Banks)		4.250%	08/15/2017	621,000	626,434
CIT Group, Inc. (Banks)	(b)	5.000%	05/15/2018	43,000	43,290
Citigroup, Inc. (Banks)	(c)	QL + 143	09/01/2023	245,000	251,933
Citigroup, Inc. (Banks)	(c)	3.887%	01/10/2028	224,000	224,974
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	38,000	38,895
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	327,000	336,997
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	45,984
JPMorgan Chase & Co. (Banks)		2.295%	08/15/2021	319,000	315,655
JPMorgan Chase & Co. (Banks)		3.375%	05/01/2023	341,000	341,512
JPMorgan Chase & Co. (Banks)		3.875%	09/10/2024	86,000	87,160
Santander UK PLC (Banks)	(b)	5.000%	11/07/2023	790,000	823,148
SVB Financial Group (Banks)		5.375%	09/15/2020	139,000	150,416
U.S. Bancorp (Banks)		2.375%	07/22/2026	226,000	211,328
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	98,000	93,842
Wells Fargo & Co. (Banks)		2.100%	05/08/2017	70,000	70,051
Carlyle Holdings Finance LLC (Capital Markets)	(b)	3.875%	02/01/2023	130,000	132,039
CBOE Holdings, Inc. (Capital Markets)		3.650%	01/12/2027	188,000	188,986
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	117,000	115,652
E*TRADE Financial Corp. (Capital Markets)		5.375%	11/15/2022	272,000	284,918
E*TRADE Financial Corp. (Capital Markets)		4.625%	09/15/2023	403,000	412,874
Goldman Sachs Group, Inc. / The (Capital Markets)		3.000%	04/26/2022	323,000	323,325
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	02/25/2026	326,000	328,059
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	217,000	224,022
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	222,000	233,457
Morgan Stanley (Capital Markets)		5.550%	04/27/2017	134,000	134,357
Morgan Stanley (Capital Markets)		2.625%	11/17/2021	361,000	358,141
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	236,000	233,676
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	5.875%	03/15/2022	523,000	538,366
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. (Capital Markets)	(b)	4.875%	04/15/2045	162,000	144,866
Raymond James Financial, Inc. (Capital Markets)		5.625%	04/01/2024	371,000	417,286
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	57,000	56,110
Scottrade Financial Services, Inc. (Capital Markets)	(b)	6.125%	07/11/2021	54,000	61,163
TD Ameritrade Holding Corp. (Capital Markets)		3.625%	04/01/2025	82,000	84,075
TD Ameritrade Holding Corp. (Capital Markets)		2.950%	04/01/2022	146,000	147,785
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	72,000	77,760
Discover Financial Services (Consumer Finance)		3.950%	11/06/2024	184,000	184,266
Discover Financial Services (Consumer Finance)		3.750%	03/04/2025	254,000	249,155
Synchrony Financial (Consumer Finance)		3.000%	08/15/2019	76,000	77,178
Synchrony Financial (Consumer Finance)		4.500%	07/23/2025	228,000	233,962
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	44,000	43,953
Credit Suisse AG (Diversified Financial Svs.)		1.375%	05/26/2017	306,000	306,048
LeasePlan Corp. NV (Diversified Financial Svs.)	(b)	2.500%	05/16/2018	352,000	352,859
CNO Financial Group, Inc. (Insurance)		4.500%	05/30/2020	38,000	39,235
					11,073,586
HEALTH CARE - 1.3%
Shire Acquisitions Investments Ireland DAC (Biotechnology)		2.400%	09/23/2021	157,000	153,748
Shire Acquisitions Investments Ireland DAC (Biotechnology)		2.875%	09/23/2023	210,000	203,724
Shire Acquisitions Investments Ireland DAC (Biotechnology)		3.200%	09/23/2026	210,000	200,521
Becton Dickinson and Co. (Health Care Equip. & Supplies)		1.800%	12/15/2017	184,000	184,139
Aetna, Inc. (Health Care Providers & Svs.)		2.800%	06/15/2023	117,000	116,022
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	14,000	14,385
Centene Corp. (Health Care Providers & Svs.)		6.125%	02/15/2024	34,000	36,507
Centene Corp. (Health Care Providers & Svs.)		4.750%	01/15/2025	40,000	40,225
Cigna Corp. (Health Care Providers & Svs.)		3.250%	04/15/2025	460,000	454,650
Express Scripts Holding Co. (Health Care Providers & Svs.)		3.500%	06/15/2024	86,000	84,697
Express Scripts Holding Co. (Health Care Providers & Svs.)		4.500%	02/25/2026	219,000	224,619
Express Scripts Holding Co. (Health Care Providers & Svs.)		3.400%	03/01/2027	58,000	54,621
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	166,000	169,735
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	71,000	74,461
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	64,000	66,560
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	125,000	131,986
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	59,000	63,720
Universal Health Services, Inc. (Health Care Providers & Svs.)	(b)	4.750%	08/01/2022	199,000	204,473
Universal Health Services, Inc. (Health Care Providers & Svs.)	(b)	5.000%	06/01/2026	136,000	139,740
WellCare Health Plans, Inc. (Health Care Providers & Svs.)		5.250%	04/01/2025	337,000	347,531
Life Technologies Corp. (Life Sciences Tools & Svs.)		6.000%	03/01/2020	180,000	197,178
Actavis Funding SCS (Pharmaceuticals)		3.000%	03/12/2020	471,000	478,735
Teva Pharmaceutical Finance Netherlands III B.V. (Pharmaceuticals)		3.150%	10/01/2026	248,000	228,511
					3,870,488
INDUSTRIALS - 0.8%
Arconic, Inc. (Aerospace & Defense)		5.125%	10/01/2024	31,000	32,023
Rockwell Collins, Inc. (Aerospace & Defense)		3.200%	03/15/2024	105,000	104,772
Rockwell Collins, Inc. (Aerospace & Defense)		3.500%	03/15/2027	180,000	180,056
Masco Corp. (Building Products)		3.500%	04/01/2021	127,000	129,236
Masco Corp. (Building Products)		4.375%	04/01/2026	22,000	22,863
Owens Corning (Building Products)		4.200%	12/01/2024	141,000	145,255
Owens Corning (Building Products)		3.400%	08/15/2026	58,000	56,162
Cintas Corp. No. 2 (Commercial Svs. & Supplies)		4.300%	06/01/2021	45,000	47,916
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	174,000	175,957
IHS Markit Ltd. (Professional Svs.)	(b)	5.000%	11/01/2022	24,000	25,140
IHS Markit Ltd. (Professional Svs.)	(b)	4.750%	02/15/2025	90,000	92,700
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	211,000	233,705
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	76,000	79,388
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	184,000	191,767
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	222,000	241,020
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	3.375%	03/15/2018	228,000	231,534
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	4.250%	01/17/2023	179,000	186,461
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(b)	2.500%	06/15/2019	59,000	59,329
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(b)	5.250%	08/15/2022	77,000	80,080
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(b)	5.500%	02/15/2024	200,000	208,000
					2,523,364
INFORMATION TECHNOLOGY - 1.2%
Trimble Navigation Ltd. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	249,000	257,681
Fidelity National Information Services, Inc. (IT Svs.)		3.625%	10/15/2020	145,000	150,660
Fidelity National Information Services, Inc. (IT Svs.)		4.500%	10/15/2022	179,000	190,995
Fidelity National Information Services, Inc. (IT Svs.)		3.000%	08/15/2026	224,000	211,028
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	451,000	485,423
Total System Services, Inc. (IT Svs.)		3.800%	04/01/2021	124,000	128,223
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)	(b)	3.625%	01/15/2024	173,000	174,237
Broadcom Corp. / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)	(b)	3.875%	01/15/2027	444,000	446,799
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.125%	06/01/2021	242,000	251,075
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	3.875%	09/01/2022	269,000	275,052
TSMC Global Ltd. (Semiconductors & Equip.)	(b)	1.625%	04/03/2018	440,000	438,865
Cadence Design Systems, Inc. (Software)		4.375%	10/15/2024	224,000	224,656
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.750%	01/01/2025	310,000	303,606
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		5.750%	12/01/2034	64,000	57,920
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	06/01/2027	42,000	39,316
					3,635,536
MATERIALS - 0.8%
Ashland, Inc. (Chemicals)		3.875%	04/15/2018	97,000	98,455
CF Industries, Inc. (Chemicals)		6.875%	05/01/2018	465,000	484,762
CF Industries, Inc. (Chemicals)	(b)	4.500%	12/01/2026	232,000	235,642
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	95,000	98,090
Vulcan Materials Co. (Construction Materials)		7.000%	06/15/2018	139,000	147,124
Vulcan Materials Co. (Construction Materials)		7.500%	06/15/2021	91,000	106,519
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	223,000	234,503
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	172,000	180,170
ArcelorMittal (Metals & Mining)		7.000%	02/25/2022	15,000	17,061
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	121,039
Steel Dynamics, Inc. (Metals & Mining)	(b)	5.000%	12/15/2026	19,000	19,238
Teck Resources Ltd. (Metals & Mining)	(b)	8.500%	06/01/2024	175,000	201,906
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	99,000	100,608
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.600%	03/01/2025	372,000	379,906
					2,425,023
REAL ESTATE - 1.1%
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		4.600%	04/01/2022	257,000	273,022
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		2.750%	01/15/2020	140,000	140,419
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)		4.500%	07/30/2029	190,000	196,001
American Tower Corp. (Equity Real Estate Investment Trusts)		3.500%	01/31/2023	45,000	45,260
American Tower Corp. (Equity Real Estate Investment Trusts)		3.450%	09/15/2021	24,000	24,430
American Tower Corp. (Equity Real Estate Investment Trusts)		3.300%	02/15/2021	249,000	252,473
American Tower Corp. (Equity Real Estate Investment Trusts)		4.400%	02/15/2026	155,000	160,328
American Tower Corp. (Equity Real Estate Investment Trusts)		3.375%	10/15/2026	293,000	279,327
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		5.250%	01/15/2023	205,000	223,676
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		4.875%	04/15/2022	354,000	380,753
Crown Castle International Corp. (Equity Real Estate Investment Trusts)		4.000%	03/01/2027	110,000	110,913
Post Apartment Homes LP (Equity Real Estate Investment Trusts)		4.750%	10/15/2017	46,000	46,386
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)		6.750%	12/15/2021	61,000	67,853
SL Green Realty Corp. (Equity Real Estate Investment Trusts)		7.750%	03/15/2020	237,000	266,115
SL Green Realty Corp. (Equity Real Estate Investment Trusts)		5.000%	08/15/2018	85,000	87,872
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	197,000	205,429
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	554,000	567,850
					3,328,107
TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	39,000	37,737
AT&T, Inc. (Diversified Telecom. Svs.)		4.250%	03/01/2027	183,000	185,663
AT&T, Inc. (Diversified Telecom. Svs.)		5.450%	03/01/2047	187,000	190,397
BellSouth, LLC (Diversified Telecom. Svs.)	(b)	4.400%	04/26/2017	986,000	988,051
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.125%	08/15/2046	103,000	88,849
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	508,000	463,826
Verizon Communications, Inc. (Diversified Telecom. Svs.)	(b)	2.946%	03/15/2022	87,000	86,619
					2,041,142
UTILITIES - 0.5%
Duke Energy Corp. (Electric Utilities)		1.800%	09/01/2021	90,000	86,925
Duke Energy Corp. (Electric Utilities)		2.650%	09/01/2026	134,000	124,344
IPALCO Enterprises, Inc. (Electric Utilities)		5.000%	05/01/2018	121,000	124,328
PPL WEM Holdings Ltd. (Electric Utilities)	(b)	5.375%	05/01/2021	203,000	219,378
Southern Co. / The (Electric Utilities)		2.350%	07/01/2021	365,000	358,348
Southern Co. / The (Electric Utilities)		2.950%	07/01/2023	192,000	186,867
Southern Co. / The (Electric Utilities)		3.250%	07/01/2026	365,000	348,169
Dominion Resources, Inc. (Multi-Utilities)		2.000%	08/15/2021	27,000	26,193
Dominion Resources, Inc. (Multi-Utilities)		2.850%	08/15/2026	44,000	41,081
					1,515,633
Total Corporate Bonds (Cost $44,591,529)					$44,522,921

Preferred Securities - 0.7%		Rate	Quantity	Value
FINANCIALS - 0.6%
Citigroup Capital XIII (Banks)	(c)	QL + 637	14,523	$387,038
Wells Fargo & Co. DR (Banks)	(c)	5.875%	165,000	177,860
Charles Schwab Corp. Series A / The (Capital Markets)	(c)	7.000%	225,000	255,938
Charles Schwab Corp. Series E / The (Capital Markets)	(c)	4.625%	164,000	161,540
Goldman Sachs Capital I (Capital Markets)		6.345%	458,000	549,013
Morgan Stanley DR (Capital Markets)	(c)	7.125%	2,324	67,698
Morgan Stanley DR (Capital Markets)	(c)	6.875%	2,209	62,294
Discover Financial Services (Consumer Finance)		6.500%	9,502	246,577
				1,907,958
INDUSTRIALS - 0.1%
General Electric Co. (Industrial Conglomerates)	(c)	5.000%	318,000	335,093
General Electric Co. (Industrial Conglomerates)		4.700%	404	10,371
				345,464
Total Preferred Securities (Cost $2,216,409)				$2,253,422

Master Limited Partnerships - 1.0%	Shares	Value
FINANCIALS - 1.0%
Blackstone Group LP / The (Capital Markets)	100,492	$2,984,612
Total Master Limited Partnerships (Cost $2,878,931)		$2,984,612

Asset-Backed / Mortgage-Backed Securities - 1.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Applebee's Funding LLC / IHOP Funding LLC 2014-1 A2	(b)	4.277%	09/05/2044	$7,000	$6,856
CKE Restaurant Holdings, Inc. 2013-1A A2	(b)	4.474%	03/20/2043	863,231	856,108
Cosmopolitan Hotel Trust 2016-COSMO B	(b)	3.012%	11/15/2033	42,000	42,446
Cosmopolitan Hotel Trust 2016-COSMO D	(b)	4.412%	11/15/2033	56,000	56,909
Cosmopolitan Hotel Trust 2016-COSMO E	(b)	5.562%	11/15/2033	82,000	83,386
Domino's Pizza Master Issuer LLC 2012-1A A2	(b)	5.216%	01/25/2042	164,712	166,859
Domino's Pizza Master Issuer LLC 2015-1A A2I	(b)	3.484%	10/25/2045	122,450	122,503
Taco Bell Funding, LLC 2016-1A A2I	(b)	3.832%	05/25/2046	132,335	134,150
Wendys Funding LLC 2015-1A A2I	(b)	3.371%	06/15/2045	169,420	170,207
					1,639,424
FINANCIALS - 1.0%
American Tower Trust I 13 1A	(b)	1.551%	03/15/2018	83,000	82,800
AmeriCredit Automobile Receivables 2016-1 D		3.590%	02/08/2022	81,000	82,820
AmeriCredit Automobile Receivables Trust 2012-4 E	(b)	3.820%	02/10/2020	145,000	145,047
AmeriCredit Automobile Receivables Trust 2015-2 D		3.000%	06/08/2021	20,000	20,270
AmeriCredit Automobile Receivables Trust 2015-3 D		3.340%	08/08/2021	383,000	387,597
AmeriCredit Automobile Receivables Trust 2016-2 D		3.650%	05/09/2022	63,000	64,529
Banc of America Commercial Mortgage Trust 2007-3 AJ		5.761%	06/10/2049	276,468	277,447
GCCFC Commercial Mortgage Trust 2007-GG11 AM		5.867%	12/10/2049	25,000	25,296
GAHR Commericial Mortgage Trust 2015-NRF DFX	(b)	3.382%	12/15/2034	10,000	10,100
GSCCRE Commercial Mortgage Trust 2015-HULA E	(b)	5.312%	08/15/2032	133,000	133,747
J.P. Morgan Chase Commercial Mortgage Securities Trust 2010-C2 E	(b)	5.540%	11/15/2043	100,000	101,514
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP B	(b)	3.662%	07/15/2036	150,000	150,936
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-SGP D	(b)	5.412%	07/15/2036	100,000	101,124
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES E	(b)	3.621%	09/05/2032	44,000	42,692
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI C	(b)	3.554%	10/05/2031	26,000	26,301
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI D	(b)	4.009%	10/05/2031	40,000	40,131
LB-UBS Commercial Mortgage Trust 2006-C1 AJ		5.276%	02/15/2041	134,267	134,166
LB-UBS Commercial Mortgage Trust 2007-C7 AJ		6.253%	09/15/2045	43,782	44,646
OSCAR US Funding Trust V 2016-2A A3	(b)	2.730%	12/15/2020	40,000	39,506
OSCAR US Funding Trust V 2016-2A A4	(b)	2.990%	12/15/2023	40,000	39,284
Santander Drive Auto Receivables Trust 2015-1 D		3.240%	04/15/2021	341,000	345,578
Santander Drive Auto Receivables Trust 2015-4 D		3.530%	08/16/2021	53,000	53,914
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AJ		5.660%	04/15/2047	121,647	122,053
Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ		6.053%	02/15/2051	217,430	218,182
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		6.132%	05/15/2046	33,843	33,960
Wells Fargo Commercial Mortgage Trust 2014-TISH WTS1	(b)	3.162%	02/15/2027	212,000	215,958
					2,939,598
Total Asset-Backed / Mortgage-Backed Securities (Cost $4,594,761)					$4,579,022

U.S. Treasury Obligations - 5.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note	(d)	2.250%	11/15/2024	$1,865,000	$1,859,756
U.S. Treasury Note		2.250%	08/15/2046	637,000	538,912
U.S. Treasury Note		2.875%	11/15/2046	3,661,000	3,550,884
U.S. Treasury Note		2.000%	02/15/2025	81,000	79,187
U.S. Treasury Note		2.250%	11/15/2025	713,000	706,789
U.S. Treasury Note		1.250%	10/31/2021	1,207,000	1,173,100
U.S. Treasury Note		0.750%	10/31/2018	512,000	508,360
U.S. Treasury Note		2.000%	11/15/2026	2,048,000	1,977,920
U.S. Treasury Note		1.000%	11/15/2019	1,189,000	1,175,763
U.S. Treasury Note		1.000%	11/30/2018	714,000	711,490
U.S. Treasury Note		2.250%	02/15/2027	776,000	765,997
U.S. Treasury Note		1.125%	02/28/2019	2,491,000	2,485,161
U.S. Treasury Note		2.125%	02/29/2024	870,000	865,106
Total U.S. Treasury Obligations (Cost $16,411,102)					$16,398,425

U.S. Government Agency Mortgage-Backed Securities - 7.1%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool	4.500%	01/01/2041	$86,646	$94,193
Fannie Mae Pool	3.500%	04/01/2044	5,825	6,003
Fannie Mae Pool	5.500%	05/01/2041	5,337	5,950
Fannie Mae Pool	4.000%	04/01/2034	19,866	21,029
Fannie Mae Pool	4.000%	06/01/2044	151,833	160,656
Fannie Mae Pool	4.500%	08/01/2044	63,115	68,697
Fannie Mae Pool	4.000%	09/01/2029	209,106	221,528
Fannie Mae Pool	4.500%	10/01/2044	39,995	43,391
Fannie Mae Pool	4.500%	03/01/2043	177,215	193,937
Fannie Mae Pool	5.000%	07/01/2044	207,666	232,081
Fannie Mae Pool	5.500%	07/01/2041	28,754	32,008
Fannie Mae Pool	4.500%	05/01/2045	121,906	133,062
Fannie Mae Pool	3.500%	02/01/2045	45,731	46,934
Fannie Mae Pool	3.500%	05/01/2033	325,390	337,166
Fannie Mae Pool	4.500%	03/01/2045	69,049	74,920
Fannie Mae Pool	4.500%	08/01/2042	394,301	427,347
Fannie Mae Pool	4.500%	11/01/2041	252,189	274,355
Fannie Mae Pool	4.500%	10/01/2044	1,106,719	1,204,227
Fannie Mae Pool	4.500%	05/01/2045	143,918	156,517
Fannie Mae Pool	4.500%	11/01/2042	30,146	32,613
Fannie Mae Pool	4.000%	01/01/2046	91,792	97,315
Fannie Mae Pool	4.000%	12/01/2045	81,250	86,347
Fannie Mae Pool	5.500%	02/01/2042	118,369	131,804
Fannie Mae Pool	5.500%	06/01/2041	29,690	33,563
Fannie Mae Pool	4.500%	06/01/2045	154,933	168,747
Fannie Mae Pool	4.000%	10/01/2045	452,877	479,293
Fannie Mae Pool	4.500%	10/01/2045	317,334	346,869
Fannie Mae Pool	5.500%	05/01/2044	82,664	92,096
Fannie Mae Pool	4.500%	09/01/2045	853,452	926,245
Fannie Mae Pool	4.500%	02/01/2047	514,157	556,382
Fannie Mae Pool	4.500%	07/01/2046	494,357	538,486
Fannie Mae Pool	4.500%	07/01/2046	90,364	98,215
Fannie Mae Pool	4.500%	11/01/2046	155,295	168,317
Fannie Mae Pool	4.500%	11/01/2046	26,649	29,048
Fannie Mae Pool	4.500%	02/01/2046	170,080	184,987
Fannie Mae Pool	4.000%	04/01/2046	118,508	125,600
Fannie Mae Pool	4.000%	05/01/2046	141,607	150,163
Fannie Mae Pool	4.000%	06/01/2046	100,118	106,171
Fannie Mae Pool	3.500%	07/01/2046	255,864	263,602
Fannie Mae Pool	4.000%	06/01/2042	13,579	14,366
Fannie Mae Pool	4.000%	09/01/2042	7,486	7,916
Fannie Mae Pool	4.000%	12/01/2042	4,804	5,086
Fannie Mae Pool	3.500%	02/01/2043	54,821	56,263
Fannie Mae Pool	4.000%	07/01/2044	42,641	45,323
Fannie Mae Pool	4.500%	10/01/2044	47,948	52,160
Fannie Mae Pool	4.000%	05/01/2045	64,748	68,822
Fannie Mae Pool	3.500%	01/01/2046	217,970	224,549
Fannie Mae Pool	3.500%	01/01/2046	215,954	222,480
Fannie Mae Pool	4.500%	02/01/2046	71,231	77,419
Fannie Mae Pool	4.500%	04/01/2046	112,017	122,599
Fannie Mae Pool	4.500%	07/01/2046	183,440	198,249
Fannie Mae Pool	3.500%	07/01/2046	255,095	262,134
Fannie Mae Pool	3.500%	08/01/2046	754,175	773,227
Fannie Mae Pool	4.500%	09/01/2046	112,712	122,855
Fannie Mae Pool	4.000%	10/01/2046	107,034	113,194
Fannie Mae Pool	4.500%	12/01/2046	100,943	108,981
Fannie Mae Pool	4.000%	01/01/2047	68,836	73,400
Fannie Mae Pool	4.000%	02/01/2047	156,684	166,232
Fannie Mae Pool	3.500%	05/01/2056	394,377	402,016
Fannie Mae Pool	4.000%	08/01/2044	27,239	28,951
Fannie Mae Pool	4.000%	02/01/2042	90,250	95,652
Fannie Mae Pool	3.500%	01/01/2043	35,106	36,022
Fannie Mae Pool	3.500%	02/01/2043	36,672	37,638
Fannie Mae Pool	4.000%	07/01/2042	97,247	102,855
Fannie Mae Pool	4.000%	08/01/2042	6,029	6,378
Fannie Mae Pool	4.000%	08/01/2043	20,083	21,249
Fannie Mae Pool	5.500%	04/01/2040	209,472	233,390
Freddie Mac Gold Pool	8.000%	04/01/2032	20,840	25,773
Freddie Mac Gold Pool	4.000%	08/01/2044	72,055	76,356
Freddie Mac Gold Pool	5.000%	03/01/2042	209,036	231,807
Freddie Mac Gold Pool	5.500%	08/01/2041	109,665	125,923
Freddie Mac Gold Pool	5.500%	08/01/2041	299,236	339,738
Freddie Mac Gold Pool	5.000%	07/01/2044	518,973	573,663
Freddie Mac Gold Pool	3.500%	07/01/2029	72,857	76,031
Freddie Mac Gold Pool	3.500%	09/01/2029	337,937	352,680
Freddie Mac Gold Pool	4.500%	05/01/2044	161,165	174,723
Freddie Mac Gold Pool	3.500%	02/01/2044	16,787	17,218
Freddie Mac Gold Pool	4.500%	06/01/2045	100,491	109,579
Freddie Mac Gold Pool	4.500%	10/01/2045	961,366	1,045,749
Freddie Mac Gold Pool	4.500%	02/01/2046	870,581	949,473
Freddie Mac Gold Pool	4.500%	02/01/2046	79,807	86,833
Freddie Mac Gold Pool	4.500%	05/01/2046	727,841	793,800
Freddie Mac Gold Pool	3.500%	07/01/2046	509,408	524,656
Freddie Mac Gold Pool	4.500%	06/01/2046	264,197	284,989
Ginnie Mae I Pool	4.500%	05/15/2041	75,753	84,504
Ginnie Mae I Pool	4.000%	03/15/2045	934,637	994,589
Ginnie Mae I Pool	5.000%	06/15/2044	58,875	65,642
Ginnie Mae I Pool	5.000%	06/15/2044	34,085	38,079
Ginnie Mae I Pool	4.500%	05/15/2044	21,932	23,771
Ginnie Mae I Pool	4.000%	01/15/2045	354,804	377,093
Ginnie Mae I Pool	7.500%	08/15/2033	43,821	51,246
Ginnie Mae I Pool	5.000%	07/15/2044	26,548	29,589
Ginnie Mae I Pool	4.000%	07/15/2046	219,861	236,915
Ginnie Mae I Pool	4.500%	08/15/2046	569,058	615,871
Ginnie Mae I Pool	4.000%	04/15/2045	143,901	155,392
Ginnie Mae I Pool	5.000%	01/15/2040	193,467	212,709
Ginnie Mae I Pool	5.000%	05/15/2040	115,997	129,296
Ginnie Mae II Pool	5.500%	05/20/2042	6,088	6,741
Ginnie Mae II Pool	5.000%	12/20/2044	325,884	365,773
Ginnie Mae II Pool	5.000%	09/20/2045	75,644	85,133
Ginnie Mae II Pool	4.000%	10/20/2045	217,574	233,303
Total U.S. Government Agency Mortgage-Backed Securities (Cost $21,834,854)				$21,523,907

Purchased Options - 6.7%	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	December 2018	$2,100.00	57	$1,989,300
S&P 500 Index Call Option	December 2018	$2,150.00	62	1,943,080
S&P 500 Index Call Option	December 2018	$2,200.00	116	3,238,720
S&P 500 Index Call Option	December 2018	$2,250.00	10	246,400
S&P 500 Index Call Option	December 2018	$2,300.00	20	430,600
S&P 500 Index Call Option	December 2018	$2,350.00	5	93,250
S&P 500 Index Call Option	December 2019	$2,300.00	23	634,340
S&P 500 Index Put Option	December 2018	$2,100.00	57	604,200
S&P 500 Index Put Option	December 2018	$2,150.00	62	738,420
S&P 500 Index Put Option	December 2018	$2,200.00	116	1,548,600
S&P 500 Index Put Option	December 2018	$2,250.00	10	149,400
S&P 500 Index Put Option	December 2018	$2,300.00	20	333,800
S&P 500 Index Put Option	December 2018	$2,350.00	5	93,250
S&P 500 Index Put Option	December 2019	$2,300.00	23	522,790
SPDR S&P 500 ETF Trust Call Option	December 2018	$200.00	44	185,460
SPDR S&P 500 ETF Trust Call Option	December 2018	$205.00	264	1,011,648
SPDR S&P 500 ETF Trust Call Option	December 2018	$210.00	569	1,966,464
SPDR S&P 500 ETF Trust Call Option	December 2018	$215.00	187	578,952
SPDR S&P 500 ETF Trust Call Option	December 2018	$220.00	120	335,400
SPDR S&P 500 ETF Trust Call Option	December 2018	$225.00	222	550,116
SPDR S&P 500 ETF Trust Call Option	December 2018	$230.00	239	516,240
SPDR S&P 500 ETF Trust Call Option	December 2018	$235.00	28	51,240
SPDR S&P 500 ETF Trust Call Option	December 2018	$240.00	50	79,550
SPDR S&P 500 ETF Trust Call Option	December 2019	$230.00	55	146,740
SPDR S&P 500 ETF Trust Put Option	December 2018	$200.00	44	36,916
SPDR S&P 500 ETF Trust Put Option	December 2018	$205.00	264	250,536
SPDR S&P 500 ETF Trust Put Option	December 2018	$210.00	569	608,830
SPDR S&P 500 ETF Trust Put Option	December 2018	$215.00	187	224,400
SPDR S&P 500 ETF Trust Put Option	December 2018	$220.00	120	161,640
SPDR S&P 500 ETF Trust Put Option	December 2018	$225.00	222	331,890
SPDR S&P 500 ETF Trust Put Option	December 2018	$230.00	239	399,847
SPDR S&P 500 ETF Trust Put Option	December 2018	$235.00	28	52,780
SPDR S&P 500 ETF Trust Put Option	December 2018	$240.00	50	104,550
SPDR S&P 500 ETF Trust Put Option	December 2019	$230.00	55	124,850
Total Purchased Options (Cost $21,928,832)				$20,284,199

Money Market Funds - 12.7%		Shares	Value
State Street Institutional Treasury Plus Money Market Fund
Institutional Class		17,541,234	$17,541,235
State Street Institutional U.S. Government Money Market Fund
Institutional Class		20,591,453	20,591,453
Total Money Market Funds (Cost $38,132,688)			$38,132,688

Total Investments - 100.4% (Cost $285,793,203)	(f)		$302,360,502
Liabilities in Excess of Other Assets - (0.4)%	(d)		(1,248,729)
Net Assets - 100.0%			$301,111,773

Percentages are stated as a percent of net assets.

Abbreviations:

QL: Quarterly U.S. LIBOR Rate, 1.150% on 3/31/2017

DR: Depository Receipt

Footnotes:

(a) Non-income producing security.

(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2017, the value of these securities totaled $12,992,815, or 4.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c) Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated are those in effect at March 31, 2017.

(d) Security is fully or partially pledged, in addition to $1,011,525 of cash, as collateral for the following futures contracts outstanding at March 31, 2017:

Type	Description	Expiration	Number of contracts	Contract at value	Initial contract amount	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)

Long	CME E-mini S&P 500 Index Contracts (United States)	June 16, 2017	114	$13,447,440	$13,457,844	$(10,404)	$-
Long	10-Year U.S. Treasury Note Contracts (United States)	June 21, 2017	1,273	158,568,063	158,065,951	502,112	-
Long	U.S. Treasury Long Bond Contracts (United States)	June 21, 2017	26	3,921,938	3,899,276	22,662	-
				$175,937,441	$175,423,071	$514,370	$-

(e) 100 shares per contract.

(f) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Conservative Model Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Open-End Mutual Funds - 100.0%		Shares	Value
Lazard International Equity R6		121,190	$2,068,715
Ohio National Fund, Inc. - Balanced Portfolio	(a) (b)	349,763	7,240,091
Ohio National Fund, Inc. - High Income Bond Portfolio	(a) (b)	389,288	7,232,979
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a) (b)	240,828	6,206,145
Ohio National Fund, Inc. - Strategic Value Portfolio	(a) (b)	441,494	7,240,503
PIMCO Low Duration Institutional		946,658	9,324,579
PIMCO Real Return Institutional		1,596,801	17,660,622
PIMCO Total Return Institutional		1,946,514	19,698,725
Templeton Foreign R6		279,556	2,068,715
Western Asset Core Plus Bond IS		2,154,287	24,882,018
Total Open-End Mutual Funds (Cost $103,322,209)			$103,623,092

Total Investments - 100.0% (Cost $103,322,209)	(c)		$103,623,092
Liabilities in Excess of Other Assets - 0.0%			(21,845)
Net Assets - 100.0%			$103,601,247

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Underlying fund is an affiliated Ohio National Fund Portfolio.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Open-End Mutual Funds - 100%		Shares	Value
Fidelity Advisor® Mid Cap II I		333,744	$6,711,598
Fidelity Advisor® Real Estate I		295,419	6,706,008
Lazard International Equity R6		1,179,543	20,134,795
Ohio National Fund, Inc. - Balanced Portfolio	(a) (b)	1,134,749	23,489,300
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a) (b)	332,752	6,711,598
Ohio National Fund, Inc. - Equity Portfolio	(a) (b)	621,773	23,490,594
Ohio National Fund, Inc. - High Income Bond Portfolio	(a) (b)	1,083,200	20,125,857
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a) (b)	651,106	16,778,996
Ohio National Fund, Inc. - Strategic Value Portfolio	(a) (b)	1,636,975	26,846,393
PIMCO Low Duration Institutional		2,047,500	20,167,876
PIMCO Real Return Institutional		3,351,928	37,072,319
PIMCO Total Return Institutional		4,985,605	50,454,324
Templeton Foreign R6		1,813,945	13,423,197
Western Asset Core Plus Bond IS		5,532,720	63,902,911
Total Open-End Mutual Funds (Cost $335,176,942)			$336,015,766

Total Investments - 100% (Cost $335,176,942)	(c)		$336,015,766
Liabilities in Excess of Other Assets - 0.0%			(66,271)
Net Assets - 100.0%			$335,949,495

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Underlying fund is an affiliated Ohio National Fund Portfolio.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Open-End Mutual Funds - 100.0%		Shares	Value
Fidelity Advisor® Mid Cap II I		2,334,530	$46,947,407
Fidelity Advisor® Real Estate I		1,378,390	31,289,450
Goldman Sachs Large Cap Value Institutional		3,594,465	62,687,461
Lazard Emerging Markets Equity R6		2,665,454	46,965,294
Lazard International Equity R6		8,248,537	140,802,524
Ohio National Fund, Inc. - Balanced Portfolio	(a) (b)	6,805,061	140,864,759
Ohio National Fund, Inc. - Bristol Portfolio	(a) (b)	1,837,446	47,001,874
Ohio National Fund, Inc. - Capital Appreciation Portfolio	(a) (b)	1,188,633	46,974,784
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a) (b)	1,186,105	62,578,900
Ohio National Fund, Inc. - Equity Portfolio	(a) (b)	2,488,354	94,010,030
Ohio National Fund, Inc. - High Income Bond Portfolio	(a) (b)	4,210,098	78,223,625
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a) (b)	3,039,342	78,323,835
Ohio National Fund, Inc. - Strategic Value Portfolio	(a) (b)	5,723,680	93,868,349
PIMCO Low Duration Institutional		7,954,386	78,350,704
PIMCO Real Return Institutional		11,357,638	125,615,480
PIMCO Total Return Institutional		18,585,226	188,082,486
Templeton Foreign R6		14,799,064	109,513,074
Western Asset Core Plus Bond IS		8,141,151	94,030,299
Total Open-End Mutual Funds (Cost $1,551,549,350)			$1,566,130,335

Total Investments - 100.0% (Cost $1,551,549,350)	(c)		$1,566,130,335
Liabilities in Excess of Other Assets - 0.0%			(209,549)
Net Assets - 100.0%			$1,565,920,786

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Underlying fund is an affiliated Ohio National Fund Portfolio.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Open-End Mutual Funds - 100.0%		Shares	Value
Fidelity Advisor® Mid Cap II I		5,123,845	$103,040,521
Fidelity Advisor® Real Estate I		2,267,628	51,475,165
Goldman Sachs Large Cap Value Institutional		7,385,934	128,810,693
Lazard Emerging Markets Equity R6		5,848,386	103,048,555
Lazard International Equity R6		16,599,999	283,361,975
Ohio National Fund, Inc. - Balanced Portfolio	(a) (b)	9,954,959	206,067,647
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a) (b)	3,831,751	77,286,416
Ohio National Fund, Inc. - Bristol Portfolio	(a) (b)	3,021,361	77,286,416
Ohio National Fund, Inc. - Bryton Growth Portfolio	(a) (b)	2,379,670	51,496,054
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a) (b)	1,464,868	77,286,416
Ohio National Fund, Inc. - Equity Portfolio	(a) (b)	5,455,191	206,097,109
Ohio National Fund, Inc. - High Income Bond Portfolio	(a) (b)	4,157,101	77,238,942
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a) (b)	6,997,865	180,334,971
Ohio National Fund, Inc. - Small Cap Growth Portfolio	(a) (b)	3,637,421	103,048,149
Ohio National Fund, Inc. - Strategic Value Portfolio	(a) (b)	12,566,827	206,095,961
PIMCO Real Return Institutional		7,002,237	77,444,739
Templeton Foreign R6		34,813,701	257,621,387
Western Asset Core Plus Bond IS		26,786,829	309,387,871
Total Open-End Mutual Funds (Cost $2,580,321,843)			$2,576,428,987

Total Investments - 100.0% (Cost $2,580,321,843)	(c)		$2,576,428,987
Liabilities in Excess of Other Assets - 0.0%			(210,106)
Net Assets - 100.0%			$2,576,218,881

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Underlying fund is an affiliated Ohio National Fund Portfolio.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio

Schedule of Investments	March 31, 2017 (Unaudited)

Open-End Mutual Funds - 100.0%		Shares	Value
Fidelity Advisor® Mid Cap II I		1,008,920	$20,289,387
Fidelity Advisor® Real Estate I		446,865	10,143,834
Goldman Sachs Large Cap Value Institutional		1,454,228	25,361,734
Lazard Emerging Markets Equity R6		1,439,372	25,361,734
Lazard International Equity R6		3,862,413	65,931,391
Ohio National Fund, Inc. - Balanced Portfolio	(a) (b)	1,715,286	35,506,428
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a) (b)	754,439	15,217,040
Ohio National Fund, Inc. - Bristol Portfolio	(a) (b)	793,174	20,289,387
Ohio National Fund, Inc. - Bryton Growth Portfolio	(a) (b)	468,679	10,142,210
Ohio National Fund, Inc. - Capital Appreciation Portfolio	(a) (b)	513,395	20,289,387
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a) (b)	480,655	25,359,340
Ohio National Fund, Inc. - Equity Portfolio	(a) (b)	1,074,081	40,578,774
Ohio National Fund, Inc. - High Income Bond Portfolio	(a) (b)	818,987	15,216,781
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a) (b)	1,377,820	35,506,427
Ohio National Fund, Inc. - Small Cap Growth Portfolio	(a) (b)	895,182	25,360,507
Ohio National Fund, Inc. - Strategic Value Portfolio	(a) (b)	2,783,605	45,651,121
PIMCO Real Return Institutional		921,195	10,188,412
Templeton Foreign R6		8,224,673	60,862,583
Total Open-End Mutual Funds (Cost $505,911,695)			$507,256,477

Total Investments - 100.0% (Cost $505,911,695)	(c)		$507,256,477
Liabilities in Excess of Other Assets - 0.0%			(82,855)
Net Assets - 100.0%			$507,173,622

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-income producing security.

(b) Underlying fund is an affiliated Ohio National Fund Portfolio.

(c) Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2017 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities.

■	Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	Capital Appreciation Portfolio – Long-term capital growth by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	International Portfolio – Long term growth of capital by investing at least 80% of its assets in securities of foreign companies. On May 1, 2017, the name, strategy, benchmark, and sub-adviser to this Portfolio were changed. Please note the following subsequent events discussion within Note 2.

■	International Small-Mid Company Portfolio - Long-term growth of capital by investing at least 80% of its assets in equity securities of non-U.S. small and mid-cap companies. On May 1, 2017, the name, strategy, benchmark, and sub-adviser to this Portfolio were changed. Please note the following subsequent events discussion within Note 2.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

■	Small Cap Growth Portfolio - Long-term capital appreciation by investing at least 80% of its net assets in stocks of small capitalization companies.

■	Mid Cap Opportunity Portfolio - Long-term total return by investing at least 80% of its net assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

■	S&P 500® Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500® Index, at a risk level consistent with that of the Standard & Poor's 500® Index.

■	Strategic Value Portfolio - Growth of capital and income by investing primarily in high dividend yielding common stocks with dividend growth potential.

■	High Income Bond Portfolio - High current income by investing at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Ba or lower by Moody's, or BB or lower by Standard & Poor’s or Fitch.

■	ClearBridge Small Cap Portfolio – Long-term capital appreciation by investing at least 80% of its net assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

■	Nasdaq-100® Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100® Index. Unlike the other Portfolios of the Fund, the Nasdaq-100® Index Portfolio is a non-diversified portfolio for purposes of Section 5(b) of the 40 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	Balanced Portfolio – Capital appreciation and income by investing normally up to 75% of its total assets in equity securities of domestic and foreign companies of any market capitalization while maintaining a minimum of 25% of its total assets in fixed income securities.

■	S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index) including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing more than 80% of its net assets in the securities in the S&P MidCap 400® Index.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	Risk Managed Balanced Portfolio - Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

■	ON Conservative Model Portfolio – Commenced operations on March 1, 2017 - The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

■	ON Moderately Conservative Model Portfolio – Commenced operations on March 1, 2017 - The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

■	ON Balanced Model Portfolio – Commenced operations on March 1, 2017 - The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

■	ON Moderate Growth Model Portfolio – Commenced operations on March 1, 2017 - The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

■	ON Growth Model Portfolio – Commenced operations on March 1, 2017 - The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the Prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	35,000,000	Nasdaq-100® Index	50,000,000
Bond	30,000,000	Bristol	23,000,000
Omni	15,000,000	Bryton Growth	15,000,000
Capital Appreciation	25,000,000	Balanced	90,000,000
International	90,000,000	S&P MidCap 400® Index	30,000,000
International Small-Mid Company	32,000,000	Bristol Growth	30,000,000
Aggressive Growth	24,000,000	Risk Managed Balanced	85,000,000
Small Cap Growth	30,000,000	ON Conservative Model	30,000,000
Mid Cap Opportunity	21,000,000	ON Moderately Conservative Model	70,000,000
S&P 500® Index	90,000,000	ON Balanced Model	200,000,000
Strategic Value	75,000,000	ON Moderate Growth Model	300,000,000
High Income Bond	45,000,000	ON Growth Model	100,000,000
ClearBridge Small Cap	15,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. The last trade or last evaluated bid may be used if an evaluated bid price is not available.

U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite basis bid price will generally be used for valuation purposes.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2017:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$567,493,200	$-	$-
	Money Market Funds	6,215,413	-	-
		$573,708,613	$-	$-

Bond	Corporate Bonds**	$-	$159,229,471	$-
	Asset-Backed Securities**	-	754,372	-
	Money Market Funds	1,350,462	-	-
		$1,350,462	$159,983,843	$-

Omni	Common Stocks**	$46,563,022	$-	$-
	Corporate Bonds**	-	12,317,955	-
	Asset-Backed Securities**	-	83,819	-
	U.S. Treasury Obligations	-	1,083,523	-
	Money Market Funds	739,204	-	-
		$47,302,226	$13,485,297	$-

Capital Appreciation	Common Stocks**	$186,305,763	$-	$-
	Money Market Funds	3,853,593	-	-
		$190,159,356	$-	$-

International	Common Stocks**	$20,867,901	$121,328,673	$-
	Preferred Stocks**	-	1,179,211	-
	Money Market Funds	9,381,423	-	-
		$30,249,324	$122,507,884	$-

	Futures contracts	$30,843	$-	$-

International Small-Mid Company	Common Stocks**	$13,359,822	$55,724,602	$-
	Closed-End Mutual Funds	298,434	-	-
	Money Market Funds	4,043,327	-	-
		$17,701,583	$55,724,602	$-

Aggressive Growth	Common Stocks**	$52,161,677	$-	$-
	Money Market Funds	1,372,042	-	-
		$53,533,719	$-	$-

Small Cap Growth	Common Stocks**	$227,084,304	$5,188,512	$-
	Master Limited Partnerships**	6,082,405	-	-
	Warrants**	64,945	-	-
	Money Market Funds	2,842,878	-	-
		$236,074,532	$5,188,512	$-

Mid Cap Opportunity	Common Stocks**	$74,205,656	$-	$-
	Money Market Funds	277,256	-	-
		$74,482,912	$-	$-

S&P 500® Index	Common Stocks**	$877,307,354	$-	$-
	Money Market Funds	3,841,004	-	-
		$881,148,358	$-	$-

	Futures contracts	$(12,206)	$-	$-

Strategic Value	Common Stocks**	$396,559,852	$87,740,237	$-
	Money Market Funds	10,285,466	-	-
		$406,845,318	$87,740,237	$-

High Income Bond	Corporate Bonds**	$-	$301,851,045	$-
	Exchange Traded Funds	9,546,582	-	-
	Money Market Funds	6,923,138	-	-
		$16,469,720	$301,851,045	$-

ClearBridge Small Cap	Common Stocks**	$269,884,907	$-	$-
	Money Market Funds	6,186,363	-	-
		$276,071,270	$-	$-

Nasdaq-100® Index	Common Stocks**	$178,421,208	$-	$-
	Money Market Funds	2,396,559	-	-
		$180,817,767	$-	$-

	Futures contracts	$23,241	$-	$-

Bristol	Common Stocks**	$208,303,112	$-	$-
	Money Market Funds	713,579	-	-
		$209,016,691	$-	$-

Bryton Growth	Common Stocks**	$93,344,339	$-	$-
	Money Market Funds	2,430,428	-	-
		$95,774,767	$-	$-

Balanced	Common Stocks**	$451,221,439	$-	$-
	Corporate Bonds**	-	202,542,584	-
	Preferred Securities**	23,048,982	16,947,336	-
	Asset-Backed / Mortgage-Backed Securities**	-	45,233,961	-
	U.S. Treasury Obligations	-	76,865,573	-
	Closed-End Mutual Funds	61,679,890	-	-
	Exchange Traded Funds	19,659,793	-	-
	Purchased Options	-	814,000	-
	Money Market Funds	80,520,654	-	-
		$636,130,758	$342,403,454	$-

	Written Options Outstanding	$(168,000)	$-	$-

S&P MidCap 400® Index	Common Stocks**	$51,431,345	$-	$-
	Money Market Funds	638,576	-	-
		$52,069,921	$-	$-

	Futures contracts	$1,642	$-	$-

Bristol Growth	Common Stocks**	$122,685,674	$-	$-
	Money Market Funds	676,946	-	-
		$123,362,620	$-	$-

Risk Managed Balanced	Common Stocks**	$151,681,306	$-	$-
	Corporate Bonds**	-	44,522,921	-
	Preferred Securities**	773,978	1,479,444	-
	Master Limited Partnerships**	2,984,612	-	-
	Asset-Backed / Mortgage-Backed Securities**	-	4,579,022	-
	U.S. Treasury Obligations	-	16,398,425	-
	U.S. Government Agency Mortgage-Backed Securities	-	21,523,907	-
	Purchased Options	3,676,593	16,607,606	-
	Money Market Funds	38,132,688	-	-
		$197,249,177	$105,111,325	$-

	Futures contracts	$514,370	$-	$-

ON Conservative Model	Open-End Mutual Funds	$103,623,092	$-	$-
		$103,623,092	$-	$-

ON Moderately Conservative Model	Open-End Mutual Funds	$336,015,766	$-	$-
		$336,015,766	$-	$-

ON Balanced Model	Open-End Mutual Funds	$1,566,130,335	$-	$-
		$1,566,130,335	$-	$-

ON Moderate Growth Model	Open-End Mutual Funds	$2,576,428,987	$-	$-
		$2,576,428,987	$-	$-

ON Growth Model	Open-End Mutual Funds	$507,256,477	$-	$-
		$507,256,477	$-	$-

** For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

In the International Portfolio, there were three transfers of common stocks from Level 2 pricing at December 31, 2016 to Level 1 at March 31, 2017. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold to be fair valued at March 31, 2017, whereas in the prior period, the securities met the threshold to be fair valued. Those securities are detailed in the table below.

Security Name	Value at March 31, 2017	Value at December 31, 2016
Komercni banka as	$667,984	$534,133
Smurfit Kappa Group PLC	343,520	297,729
Royal Unibrew A/S	484,334	443,414

In the International Small-Mid Company Portfolio, there was one transfer of a common stock from Level 2 pricing at December 31, 2016 to Level 1 at March 31, 2017. This security was that Portfolio’s holding of Smurfit Kappa Group PLC common stock. The fair valuation service provider reported that this security did not meet the minimum predictability threshold to be fair valued at March 31, 2017, whereas in the prior period, the security met the threshold to be fair valued. The value of this holding was $757,277 and $602,283 at March 31, 2017 and December 31, 2016, respectively.

Also, in the International Small-Mid Company Portfolio, there were two transfers of common stocks from Level 1 pricing at December 31, 2016 to Level 2 at March 31, 2017. The fair valuation service provider reported that those securities did not meet the minimum predictability threshold to be fair valued at December 31, 2016, whereas in the current period, the securities met the threshold to be fair valued. Those securities are detailed in the table below.

Security Name	Value at March 31, 2017	Value at December 31, 2016
Vectura Group PLC	$512,349	$418,406
Hoist Finance AB	795,630	756,365

There were no transfers of securities into or out of Level 3 during the three-month period ended March 31, 2017.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Bond and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Distributions arising from net investment income and net capital gains from the Portfolios are declared and paid to shareholders periodically, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund also fully or partially satisfies its distribution requirements by using consent dividends rather than cash distributions. The consent dividends, when authorized, become taxable to the shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Schedules of Investments. Differences between tax positions taken in a tax return and amounts recognized in the Schedules of Investments will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland (i.e., the last four tax year ends and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ Schedules of Investments.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies – Form N-Port and Form N-CEN – also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. The Fund’s management is currently evaluating the impact of the amendments on the Fund’s financial statements. The adoption will have no effect on the Fund’s net assets or results of operations.

Subsequent Events

At a meeting held on March 15, 2017, the Fund’s Board, including a majority of the Directors who are not “interested persons” of the Fund, approved a sub-advisory agreement between Ohio National Investments, Inc. (“ONI”), the Fund’s adviser, and Lazard Asset Management LLC (“Lazard”) with respect to the ON International Equity Portfolio (formerly the International Portfolio), and a sub-advisory agreement between ONI and Templeton Global Advisors Limited (“Templeton”) with respect to the ON Foreign Portfolio (formerly the International Small-Mid Company Portfolio).

Effective May 1, 2017, due to the approved change in sub-advisers to the two Portfolios, the Portfolio names, and benchmarks were also changed, as follows:

Prior to May 1, 2017:

Portfolio Name	Sub-adviser	Benchmark
International	Federated Global Investment Management Corp.	MSCI All Country World Ex-USA Index (Net-USD)

International Small-Mid Company	Federated Global Investment Management Corp.	MSCI ACWI ex USA SMID Cap Index (Net-USD)

May 1, 2017 and forward:

Portfolio Name	Sub-adviser	Benchmark
ON International Equity	Lazard Asset Management LLC	MSCI EAFE Index (Net-USD)

ON Foreign	Templeton Global Advisors Limited	MSCI ACWI Ex-USA Index (Net-USD)

The benchmarks were changed to better reflect the style of the strategies utilized by the current sub-advisers. For details pertaining to the current investment strategies of the two Portfolios, please refer to the Fund’s May 1, 2017 Prospectus.

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio wrote call options and purchased put options during the three-month period ended March 31, 2017. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Balanced Portfolio’s written call options are collateralized by cash and/or securities held by the Portfolio’s custodian under an Escrow Deposit Agreement between the custodian and the Options Clearing Corporation (“OCC”). Such collateral holdings are restricted from trading. The cash collateral or borrowings, if necessary, are included on the Statement of Assets and Liabilities. The securities pledged as collateral under the Escrow Deposit Agreement are noted as such on the Portfolio’s Schedule of Investments.

The Balanced and Risk Managed Balanced Portfolios also purchased call and put options associated with the S&P 500 Index during the three-month period ended March 31, 2017. These instruments were used by the Balanced Portfolio to provide a hedge against equity price risk, and the Risk Management Component of the Risk Managed Balanced Portfolio to provide for that Portfolio’s stated risk management strategy.

Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

At March 31, 2017, there were outstanding futures contracts in the International Portfolio. Details of these contracts are noted on the Portfolio’s Schedule of Investments. A portion of the Portfolio’s cash holdings, as noted on the Schedule of Investments, was pledged at March 31, 2017 as collateral for these contracts. These futures contracts were executed for the purpose of increasing exposure to an attractive equites market, beyond that evidenced by the Portfolio’s investments in common stocks, while maintaining significant cash balances that could be used for potentially higher-than-average shareholder transactions. There were other index futures contracts that were executed and closed in the Portfolio during the three-month period ended March 31, 2017. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2017.

Portions of the S&P 500® Index, Nasdaq-100® Index, and S&P MidCap 400® Index Portfolios’ cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2017 as collateral for the Portfolios’ contracts. These futures contracts were used by the Portfolios for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indexes. There were other index futures contracts that were executed and closed in those Portfolios during the three-month period ended March 31, 2017. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2017.

Portions of the Risk Managed Balanced Portfolio’s securities and cash holdings, as noted on the Portfolio’s Schedule of Investments, were pledged at March 31, 2017 as collateral for the Portfolio’s contracts. These futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other index futures contracts that were executed and closed in the Risk Managed Balanced Portfolio during the three-month period ended March 31, 2017. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2017.

Foreign Currency Contracts

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio may engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. The International Portfolio, International Small-Mid Company Portfolio, Strategic Value Portfolio and High Income Bond Portfolio may engage in non-hedging related transactions to implement their investment strategies.

The Portfolios generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Portfolio purchases or sells a security denominated in or exposed to a foreign currency, it may enter into a forward foreign currency contract (“forward contract”) for the purchase or sale, for a fixed amount of dollars, of the amount of currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Portfolio may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally a forward contract has no deposit requirement, and no commissions are charged. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When the Portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of that Portfolio’s securities denominated in or exposed to such foreign currency. No Portfolio will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its assets denominated in or exposed to that currency. At the consummation of a forward contract for delivery by a Portfolio of a foreign currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of its securities denominated in such currency or through conversion of other Portfolio assets into such currency. It is impossible to forecast the market value of Portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary for the Portfolio to sell on the spot market some of the foreign currency received on the sale of its hedged security if the security’s market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

If the Portfolio retains the hedged security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described with respect to options and futures generally. In addition, settlement of currency options and futures contracts with respect to most currencies must occur at a bank located in the issuing nation. The ability to establish and close out positions on such options is subject to the maintenance of a liquid market that may not always be available. Currency rates may fluctuate based on political considerations and governmental actions as opposed to purely economic factors.

Predicting the movements of foreign currency in relation to the U.S. dollar is difficult and requires different skills than those necessary to predict movements in the securities market. There is no assurance that the use of foreign currency hedging transactions can successfully protect a Portfolio against loss resulting from the movements of foreign currency in relation to the U.S. dollar. In addition, it must be remembered that these methods of protecting the value of a Portfolio’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Foreign currency contracts were executed in the International Small-Mid Company Portfolio in order to mitigate the effect that exchange rate volatility had on the valuation of the Portfolio’s investments that were either significantly under-weighted or over-weighted in relation to the Portfolio’s benchmark. The Portfolio was over-weighted in equity investments within the member states of the European Union and, therefore, executed a contract to sell the Euro in order to mitigate the effect that volatility in that exchange rate might otherwise have on relative performance.

(4) Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2017 for Federal income tax purposes.

	Equity	Bond	Omni	Capital Appreciation	International	International Small- Mid Company
Gross unrealized:
Appreciation	$91,411,090	$3,800,655	$6,383,925	$29,677,949	$18,476,322	$13,444,469
Depreciation	(24,095,052)	(1,185,666)	(1,250,990)	(5,071,831)	(5,155,971)	(4,220,878)
Net unrealized:
Appreciation (Depreciation)	$67,316,038	$2,614,989	$5,132,935	$24,606,118	$13,320,351	$9,223,591
Aggregate cost of securities:	$506,392,575	$158,719,316	$55,654,588	$165,553,238	$139,467,700	$64,202,594

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$8,968,648	$49,140,257	$12,407,127	$220,043,413	$49,619,290	$8,495,443
Depreciation	(356,335)	(10,373,845)	(1,083,721)	(10,535,015)	(18,276,897)	(3,596,406)
Net unrealized:
Appreciation (Depreciation)	$8,612,313	$38,766,412	$11,323,406	$209,508,398	$31,342,393	$4,899,037
Aggregate cost of securities:	$44,921,406	$202,496,632	$63,159,506	$671,627,754	$463,243,162	$313,421,728

	ClearBridge Small Cap	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	S&P MidCap 400® Index
Gross unrealized:
Appreciation	$37,461,343	$76,874,148	$28,231,815	$9,526,337	$69,096,004	$2,652,220
Depreciation	(7,427,909)	(2,165,267)	(5,668,608)	(3,396,616)	(15,047,481)	(1,417,532)
Net unrealized:
Appreciation (Depreciation)	$30,033,434	$74,708,881	$22,563,207	$6,129,721	$54,048,523	$1,234,688
Aggregate cost of securities:	$246,037,836	$106,132,127	$186,453,484	$89,645,046	$924,597,428	$50,836,875

	Bristol Growth	Risk Managed Balanced	ON Conservative Model	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model
Gross unrealized:
Appreciation	$19,242,687	$25,506,449	$389,428	$1,491,313	$16,011,944	$4,248,376
Depreciation	(2,254,047)	(9,268,071)	(88,545)	(652,489)	(1,430,959)	(8,141,232)
Net unrealized:
Appreciation (Depreciation)	$16,988,640	$16,238,378	$300,883	$838,824	$14,580,985	$(3,892,856)
Aggregate cost of securities:	$106,373,980	$286,636,494	$103,322,209	$335,176,942	$1,551,549,350	$2,580,321,843

	ON Growth Model
Gross unrealized:
Appreciation	$3,424,356
Depreciation	(2,079,574)
Net unrealized:
Appreciation (Depreciation)	$1,344,782
Aggregate cost of securities:	$505,911,695

(5)	Legal Matters

Effective December 20, 2013, the assets and liabilities of the Target Equity/Income Portfolio were acquired and assumed by the S&P MidCap 400® Index Portfolio (formerly the Target VIP Portfolio) in exchange for shares of the S&P MidCap 400® Index Portfolio (the “Reorganization”).

In December 2007, prior to the reorganization, the Target Equity/Income Portfolio, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48 per share of consideration (the “Merger”). Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et. al., was initiated on October 22, 2010 (the “Creditor Trust Action”), in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. Holmes TTEE, et. al., was initiated on December 23, 2010 (the “Litigation Trust Action”), in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds to the Portfolio totaled $1,772,400.

On January 4, 2012, the Fund was named in a second amended complaint in the Creditor Trust Action. On April 9, 2014, plaintiffs filed a third amended complaint. In response, on July 30, 2014, the defendant group, including the Fund, filed an omnibus motion to dismiss. The outcome of these proceedings on the Portfolio cannot be predicted.

As a result of the aforementioned reorganization involving the Target Equity/Income Portfolio, any future claims that may result from these complaints will be assumed by the S&P MidCap 400® Index Portfolio as the Survivor Portfolio. Management of the Fund continues to assess the cases and has not yet determined the potential effect, if any, on the net asset value of the S&P MidCap 400® Index Portfolio.

Also, in December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a similar cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation ("MDL") in the U.S. District Court, Southern District of New York. Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. On September 23, 2013, the Court granted the motion to dismiss the individual creditors' state-law fraudulent conveyance claim. Subsequently, on January 6, 2017, the Court granted the motion to dismiss the Trustee's actual fraudulent conveyance claim. With pending appeals, the outcome of these proceedings on the two Portfolios of the Fund cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ohio National Fund, Inc.

By (Signature and Title)	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President (Principal Executive Officer)

Date	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President (Principal Executive Officer)

Date	May 23, 2017

By (Signature and Title)	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer (Principal Financial Officer)

Date	May 23, 2017